UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08104

Touchstone Funds Group Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

March 31, 2018

(Unaudited)

Semi-Annual Report

Touchstone Funds Group Trust

Touchstone Active Bond Fund

Touchstone Arbitrage Fund

Touchstone Emerging Markets Small Cap Fund

Touchstone High Yield Fund

Touchstone Merger Arbitrage Fund

Touchstone Mid Cap Fund

Touchstone Mid Cap Value Fund

Touchstone Premium Yield Equity Fund

Touchstone Sands Capital Select Growth Fund

Touchstone Small Cap Fund

Touchstone Small Cap Value Fund

Touchstone Total Return Bond Fund

Touchstone Ultra Short Duration Fixed Income Fund

This report identifies the Funds' investments on March 31, 2018. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

March 31, 2018

The tables below provide each Fund’s geographic allocation, sector allocation or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Active Bond Fund
Credit Quality* (% of Investment Securities)
AAA/Aaa	61.2%
AA/Aa	4.0
A/A	9.8
BBB/Baa	19.8
BB/Ba	1.3
B/B	0.1
CCC	0.2
Not Rated	3.1
Cash Equivalents	0.5
Total	100.0%

Touchstone Arbitrage Fund
Sector Allocation**	(% of Net Assets)
Long Positions
Common Stocks
Financials	53.1%
Information Technology	16.3
Consumer Discretionary	7.2
Industrials	6.1
Materials	5.6
Utilities	5.2
Health Care	3.5
Energy	2.7
Consumer Staples	2.5
Telecommunication Services	1.5
Corporate Bonds	3.1
Warrants	0.8
Exchange-Traded Funds	0.2
Purchased Options	0.1
Rights	0.1
Short-Term Investment Funds	1.0
Cash Collateral for Securities Sold Short and Written Options	2.1
Other Assets/Liabilities (Net)	(1.0)
110.1
Short Positions
Common Stocks
Utilities	(3.3)
Energy	(2.5)
Consumer Discretionary	(1.8)
Industrials	(1.0)
Telecommunication Services	(0.8)
Information Technology	(0.5)
Exchange-Traded Funds	(0.1)
Written Put Options	(0.1)
Written Call Options	(0.0)
(10.1)
Total	100.0%

*	Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
**	Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Emerging Markets Small Cap Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
South Korea	17.9%
China	16.8
Taiwan	15.8
India	10.3
Brazil	6.5
Thailand	5.3
South Africa	4.2
Hong Kong	3.9
Malaysia	2.8
Indonesia	2.1
Mexico	1.8
Jersey	1.8
Singapore	1.5
Cyprus	1.5
Greece	1.3
Philippines	1.2
Poland	1.0
Trinidad	1.0
Turkey	0.9
United States	0.4
Exchange-Traded Fund	1.0
Short-Term Investment Funds	1.6
Other Assets/Liabilities (Net)	(0.6)
Total	100.0%

Touchstone High Yield Fund
Credit Quality* (% of Investment Securities)
BBB/Baa	5.0%
BB/Ba	55.3
B/B	38.7
CCC	0.3
Not Rated	0.5
Cash equivalents	0.2
Total	100.0%

*	Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

4

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Merger Arbitrage Fund
Sector Allocation*	(% of Net Assets)
Long Positions
Common Stocks
Financials	58.6%
Information Technology	10.6
Consumer Discretionary	6.1
Industrials	5.4
Materials	3.8
Utilities	3.5
Health Care	2.4
Consumer Staples	2.3
Energy	2.1
Telecommunication Services	1.0
Corporate Bonds	4.4
Warrants	1.0
Commercial Mortgage-Backed Security	0.7
Exchange-Traded Funds	0.1
Purchased Call Options	0.1
Rights	0.1
Short-Term Investment Fund	11.9
Other Assets/Liabilities (Net)	(6.4)
107.7
Short Positions
Common Stocks
Utilities	(2.2)
Energy	(2.0)
Consumer Discretionary	(1.6)
Industrials	(0.7)
Telecommunication Services	(0.6)
Information Technology	(0.4)
Exchange-Traded Funds	(0.1)
Written Put Options	(0.1)
Written Call Options	(0.0)
(7.7)
Total	100.0%

Touchstone Mid Cap Fund
Sector Allocation*	(% of Net Assets)
Industrials	22.5%
Consumer Discretionary	19.5
Financials	18.6
Information Technology	13.1
Consumer Staples	11.6
Materials	10.4
Real Estate	3.0
Short-Term Investment Fund	0.6
Other Assets/Liabilities (Net)	0.7
Total	100.0%

Touchstone Mid Cap Value Fund
Sector Allocation*	(% of Net Assets)
Financials	21.2%
Industrials	13.2
Materials	11.6
Consumer Discretionary	10.7
Information Technology	8.8
Real Estate	7.9
Utilities	7.8
Energy	7.3
Health Care	6.1
Consumer Staples	4.1
Exchange-Traded Fund	0.3
Short-Term Investment Funds	5.6
Other Assets/Liabilities (Net)	(4.6)
Total	100.0%

*	Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

5

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Premium Yield Equity Fund
Sector Allocation*	(% of Net Assets)
Information Technology	24.2%
Financials	22.8
Energy	10.2
Telecommunication Services	8.5
Health Care	8.0
Real Estate	5.6
Consumer Discretionary	4.8
Industrials	4.3
Utilities	4.2
Materials	3.1
Consumer Staples	2.0
Short-Term Investment Funds	7.0
Other Assets/Liabilities (Net)	(4.7)
Total	100.0%

Touchstone Small Cap Fund
Sector Allocation*	(% of Net Assets)
Industrials	30.4%
Consumer Discretionary	17.5
Materials	14.3
Real Estate	8.8
Information Technology	7.9
Consumer Staples	7.9
Financials	7.5
Energy	2.0
Health Care	1.6
Short-Term Investment Funds	5.2
Other Assets/Liabilities (Net)	(3.1)
Total	100.0%

Touchstone Sands Capital Select Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	54.5%
Consumer Discretionary	21.0
Health Care	16.6
Consumer Staples	3.2
Financials	3.1
Short-Term Investment Fund	1.8
Other Assets/Liabilities (Net)	(0.2)
Total	100.0%

Touchstone Small Cap Value Fund
Sector Allocation*	(% of Net Assets)
Financials	26.2%
Industrials	20.7
Consumer Discretionary	9.6
Materials	8.3
Health Care	7.3
Information Technology	6.4
Consumer Staples	5.8
Utilities	3.8
Real Estate	3.8
Energy	3.5
Telecommunication Services	0.6
Short-Term Investment Funds	10.7
Other Assets/Liabilities (Net)	(6.7)
Total	100.0%

*	Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

6

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Total Return Bond Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	67.6%
AA/Aa	5.7
A/A	11.0
BBB/Baa	11.4
BB/Ba	1.6
CCC	0.7
Cash Equivalents	2.0
Total	100.0%

Touchstone Ultra Short Duration Fixed Income Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	43.1%
AA/Aa	10.6
A/A	13.6
BBB/Baa	20.4
CCC	0.2
Not Rated	7.6
Cash Equivalents	4.5
Total	100.0%

* Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

7

Portfolio of Investments

Touchstone Active Bond Fund – March 31, 2018 (Unaudited)

Principal		Market
Amount		Value
	Corporate Bonds — 28.4%

	Financials — 8.9%
$1,388,000	American Express Co.,
	3.000%, 10/30/24	$1,332,697
1,188,000	AvalonBay Communities, Inc. MTN,
	3.200%, 1/15/28	1,124,632
1,094,000	Bank of America Corp.,
	3.705%, 4/24/28	1,075,741
1,660,000	Bank of America Corp. MTN,
	4.000%, 1/22/25	1,656,734
1,470,000	Bank of Montreal (Canada),
	3.803%, 12/15/32	1,392,634
1,498,000	Bank of New York Mellon Corp. (The)
	MTN, 2.950%, 1/29/23	1,479,178
535,000	Bank of Nova Scotia (The) (Canada),
	(3M LIBOR +0.620%),
	2.798%, 9/19/22(A)	535,962
945,000	Barclays PLC (United Kingdom),
	3.250%, 1/12/21	938,198
370,000	Barclays PLC (United Kingdom),
	3.250%, 1/12/21	367,337
1,540,000	Boston Properties LP, 3.200%, 1/15/25	1,486,573
710,000	Chubb INA Holdings, Inc.,
	4.350%, 11/3/45	755,996
1,015,000	Citigroup, Inc., 3.300%, 4/27/25	985,279
617,000	Citigroup, Inc., 4.750%, 5/18/46	626,960
865,000	Credit Suisse AG (Switzerland) MTN,
	3.625%, 9/9/24	862,281
1,065,000	Fifth Third Bancorp, 2.875%, 7/27/20	1,062,930
1,547,000	GE Capital International Funding Co.
	Unlimited Co. (Ireland),
	4.418%, 11/15/35	1,512,271
1,200,000	General Motors Financial Co., Inc.,
	3.200%, 7/13/20	1,196,784
925,000	General Motors Financial Co., Inc.,
	3.200%, 7/6/21	916,994
790,000	Goldman Sachs Group, Inc. (The),
	3.691%, 6/5/28	765,884
1,040,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	1,101,499
1,080,000	HSBC Holdings PLC (United Kingdom),
	3.900%, 5/25/26	1,077,792
950,000	Huntington National Bank (The),
	2.200%, 11/6/18	947,335
805,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	802,617
1,575,000	JPMorgan Chase & Co.,
	3.509%, 1/23/29	1,528,855
1,455,000	Morgan Stanley, 3.950%, 4/23/27	1,416,698
1,800,000	New York Life Global Funding, 144a,
	3.000%, 1/10/28	1,714,590
1,100,000	Northwestern Mutual Life Insurance
	Co. (The), 144a, 3.850%, 9/30/47	1,036,564
1,130,000	PNC Bank NA, 2.700%, 11/1/22	1,093,998
1,380,000	SL Green Operating Partnership LP,
	3.250%, 10/15/22	1,345,875
1,428,000	VEREIT Operating Partnership LP,
	4.600%, 2/6/24	1,446,436
800,000	Wells Fargo & Co., 2.100%, 7/26/21	772,572
785,000	Wells Fargo & Co., 4.125%, 8/15/23	796,140
		35,156,036

	Energy — 2.8%
882,000	Boardwalk Pipelines LP,
	4.450%, 7/15/27	857,498
993,000	Cenovus Energy, Inc. (Canada),
	4.250%, 4/15/27	967,921
836,000	Concho Resources, Inc.,
	3.750%, 10/1/27	817,432
795,000	EOG Resources, Inc., 3.900%, 4/1/35	780,015
1,292,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	1,311,380
955,000	Petroleos Mexicanos (Mexico),
	4.500%, 1/23/26	925,872
1,045,000	Rockies Express Pipeline LLC, 144a,
	6.875%, 4/15/40	1,205,282
1,082,000	Sabine Pass Liquefaction LLC,
	5.000%, 3/15/27	1,124,101
1,230,000	Shell International Finance BV
	(Netherlands), 1.875%, 5/10/21	1,189,759
2,475	Transocean Phoenix 2 Ltd. (Cayman
	Islands), 144a, 7.750%, 10/15/24	2,630
1,863,000	Williams Cos., Inc. (The),
	3.700%, 1/15/23	1,811,768
		10,993,658

	Information Technology — 2.6%
1,289,000	Activision Blizzard, Inc., 144a,
	6.125%, 9/15/23	1,348,304
1,750,000	Apple, Inc., 2.750%, 1/13/25	1,684,291
1,303,000	Apple, Inc., 4.650%, 2/23/46	1,434,858
796,000	Dell International LLC / EMC Corp.,
	144a, 6.020%, 6/15/26	857,229
650,000	Microsoft Corp., 3.500%, 2/12/35	642,008
1,073,000	Oracle Corp., 2.650%, 7/15/26	1,003,262
1,185,000	Oracle Corp., 3.250%, 11/15/27	1,155,893
1,400,000	QUALCOMM, Inc., 3.450%, 5/20/25	1,367,019
935,000	Visa, Inc., 4.150%, 12/14/35	995,697
		10,488,561

	Telecommunication Services — 2.5%
691,000	AT&T, Inc., 3.900%, 8/14/27	695,757
460,000	AT&T, Inc., 3.950%, 1/15/25	459,714
275,000	AT&T, Inc., 4.350%, 6/15/45	251,303
865,000	AT&T, Inc., 4.500%, 5/15/35	849,563
1,159,000	Charter Communications Operating
	LLC / Charter Communications
	Operating Capital,
	6.484%, 10/23/45	1,272,218
1,137,000	Comcast Corp., 2.850%, 1/15/23	1,112,832
814,000	Comcast Corp., 4.000%, 3/1/48	770,389

8

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 28.4% (Continued)

	Telecommunication Services — (Continued)
$1,385,000	Qwest Corp., 6.750%, 12/1/21	$1,484,842
1,479,000	Telecom Italia SpA/Milano (Italy),
	144a, 5.303%, 5/30/24	1,504,882
550,000	Verizon Communications, Inc.,
	4.672%, 3/15/55	523,148
886,000	Verizon Communications, Inc.,
	5.012%, 4/15/49	912,077
		9,836,725

	Consumer Discretionary — 2.3%
1,030,000	Allergan Sales LLC, 144a,
	5.000%, 12/15/21	1,075,172
1,114,000	Amazon.com, Inc., 144a,
	2.800%, 8/22/24	1,080,919
1,391,000	Anheuser-Busch InBev Finance, Inc.,
	4.900%, 2/1/46	1,500,209
1,286,000	Aptiv PLC (Jersey), 3.150%, 11/19/20	1,283,648
1,110,000	AutoNation, Inc., 5.500%, 2/1/20	1,155,430
711,000	Ford Motor Co., 4.750%, 1/15/43	648,376
960,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	1,228,475
1,303,000	Time Warner, Inc., 3.800%, 2/15/27	1,259,780
		9,232,009

	Consumer Staples — 2.3%
1,630,000	CVS Health Corp., 4.300%, 3/25/28	1,636,945
735,000	CVS Health Corp., 5.125%, 7/20/45	779,595
1,525,000	Imperial Brands Finance PLC (United
	Kingdom), 144a, 4.250%, 7/21/25	1,548,001
810,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	999,967
435,000	Kroger Co. (The), 5.000%, 4/15/42	439,536
688,000	Mead Johnson Nutrition Co.,
	4.125%, 11/15/25	706,085
591,000	Moody’s Corp., 2.750%, 12/15/21	580,269
1,114,000	Reynolds American, Inc.,
	4.450%, 6/12/25	1,145,940
1,330,000	Walmart, Inc., 2.350%, 12/15/22	1,294,659
		9,130,997

	Health Care — 2.1%
715,000	Abbott Laboratories,
	3.750%, 11/30/26	711,173
1,162,000	AbbVie, Inc., 4.450%, 5/14/46	1,155,576
795,000	Allergan Funding SCS (Luxembourg),
	3.800%, 3/15/25	780,995
380,000	Catholic Health Initiatives,
	4.200%, 8/1/23	391,351
952,000	Celgene Corp., 5.000%, 8/15/45	991,803
1,016,000	Express Scripts Holding Co.,
	3.300%, 2/25/21	1,014,152
1,600,000	Johnson & Johnson, 2.900%, 1/15/28	1,537,778
200,000	Medtronic Global Holdings SCA
	(Luxembourg), 3.350%, 4/1/27	197,377
180,000	Mylan NV (Netherlands),
	3.000%, 12/15/18	179,997
426,000	Shire Acquisitions Investments Ireland
	DAC (Ireland), 2.400%, 9/23/21	411,312
860,000	Zimmer Biomet Holdings, Inc.,
	3.150%, 4/1/22	847,675
320,000	Zimmer Biomet Holdings, Inc.,
	3.375%, 11/30/21	318,310
		8,537,499

	Industrials — 1.4%
1,290,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	1,586,355
1,420,000	Eagle Materials, Inc., 4.500%, 8/1/26	1,435,620
930,000	FedEx Corp., 5.100%, 1/15/44	1,020,924
920,000	Roper Technologies, Inc.,
	3.000%, 12/15/20	916,802
334,000	SBA Tower Trust, 144a,
	2.898%, 10/8/19	332,297
280,000	Vulcan Materials Co., 4.500%, 4/1/25	290,774
		5,582,772

	Utilities — 1.4%
1,225,000	Dominion Energy, Inc.,
	2.000%, 8/15/21	1,169,840
700,000	Duke Energy Progress LLC,
	4.150%, 12/1/44	718,681
1,004,000	Fortis, Inc., (Canada), 3.055%, 10/4/26	930,456
945,000	Oncor Electric Delivery Co. LLC, 144a,
	3.800%, 9/30/47	924,540
1,422,000	PacifiCorp., 5.750%, 4/1/37	1,760,177
		5,503,694

	Real Estate — 1.2%
1,296,000	Crown Castle International Corp.,
	3.650%, 9/1/27	1,234,866
832,000	Digital Realty Trust LP, 2.750%, 2/1/23	798,808
853,000	Mid-America Apartments LP REIT,
	3.750%, 6/15/24	846,741
803,000	Sabra Health Care LP. REIT,
	5.125%, 8/15/26	774,121
983,000	Ventas Realty LP, 3.500%, 2/1/25	957,151
		4,611,687

	Materials — 0.9%
785,000	Braskem America Finance Co., 144a,
	7.125%, 7/22/41	913,779
225,000	Newcrest Finance Pty Ltd. (Australia),
	144a, 4.200%, 10/1/22	228,117
416,000	Newcrest Finance Pty Ltd. (Australia),
	144a, 4.450%, 11/15/21	427,308
535,000	Petroleos Mexicanos (Mexico), 144a,
	5.350%, 2/12/28	527,724
1,481,000	Suzano Austria GmbH (Austria), 144a,
	5.750%, 7/14/26	1,555,198
		3,652,126
	Total Corporate Bonds	$112,725,764

9

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Treasury Obligations — 26.7%
$2,630,000	U.S. Treasury Bond, 2.750%, 8/15/47	$2,513,602
10,745,000	U.S. Treasury Bond, 3.000%, 2/15/48	10,806,280
1,500,000	U.S. Treasury Note, 1.125%, 7/31/21	1,436,777
1,500,000	U.S. Treasury Note, 1.375%, 4/30/21	1,454,004
1,540,000	U.S. Treasury Note, 1.750%, 6/30/22	1,492,537
3,350,000	U.S. Treasury Note, 1.875%, 4/30/22	3,267,166
53,995,000	U.S. Treasury Note, 2.000%, 1/31/20	53,737,680
5,125,000	U.S. Treasury Note, 2.000%, 10/31/22	5,004,883
26,295,000	U.S. Treasury Note, 2.750%, 2/15/28	26,308,353
	Total U.S. Treasury Obligations	$106,021,282

	U.S. Government Mortgage-Backed
	Obligations — 23.3%
19,992	FHLMC, Pool #1B3366, (12M LIBOR
	+1.783%), 3.783%, 3/1/37(A)	20,794
125,868	FHLMC, Pool #1H1348, (1 Year CMT
	Rate +2.140%), 3.283%, 10/1/36(A)	131,719
318,194	FHLMC, Pool #1Q0339, (12M LIBOR
	+1.916%), 3.769%, 4/1/37(A)	334,722
20,192	FHLMC, Pool #A12886, 5.000%, 8/1/33	21,834
59,407	FHLMC, Pool #A13842, 6.000%, 9/1/33	65,983
12,646	FHLMC, Pool #A21415, 5.000%, 5/1/34	13,592
28,352	FHLMC, Pool #A35682, 5.000%, 7/1/35	30,500
14,601	FHLMC, Pool #A36523, 5.000%, 8/1/35	15,705
82,673	FHLMC, Pool #A46590, 5.000%, 8/1/35	88,320
22,573	FHLMC, Pool #A56988, 5.500%, 2/1/37	24,759
6,795	FHLMC, Pool #A64971, 5.500%, 8/1/37	7,499
3,961,550	FHLMC, Pool #A89148,
	4.000%, 10/1/39	4,098,751
139,134	FHLMC, Pool #A96485, 4.500%, 1/1/41	147,191
711,750	FHLMC, Pool #A97897, 4.500%, 4/1/41	755,976
19,634	FHLMC, Pool #C62740, 7.000%, 1/1/32	21,479
25,271	FHLMC, Pool #C72254, 6.500%, 7/1/32	28,503
80,755	FHLMC, Pool #C90986, 7.000%, 6/1/26	85,931
23,657	FHLMC, Pool #G02184, 5.000%, 4/1/36	25,518
3,366,446	FHLMC, Pool #G05483, 4.500%, 6/1/39	3,550,609
3,899,574	FHLMC, Pool #G05624, 4.500%, 9/1/39	4,115,612
379,102	FHLMC, Pool #G05733,
	5.000%, 11/1/39	410,287
215,636	FHLMC, Pool #J13584,
	3.500%, 11/1/25	220,232
2,830,395	FHLMC, Pool #Q29056,
	4.000%, 10/1/44	2,912,284
6,328,072	FHLMC, Pool #Q32917, 3.000%, 4/1/45	6,200,740
6,836,818	FHLMC, Pool #Q33006, 3.500%, 4/1/45	6,864,861
80,563	FNMA, Pool #255628, 5.500%, 2/1/25	87,457
15,182	FNMA, Pool #426830, 8.000%, 11/1/24	15,626
2,492	FNMA, Pool #432269, 6.500%, 8/1/28	2,781
1	FNMA, Pool #535290, 8.000%, 5/1/30	1
9,613	FNMA, Pool #540040, 7.500%, 6/1/28	9,627
20,119	FNMA, Pool #561741, 7.500%, 1/1/31	22,703
36,317	FNMA, Pool #640291, 7.000%, 8/1/32	37,048
31,756	FNMA, Pool #653301, 6.500%, 7/1/32	35,439
67,386	FNMA, Pool #653502, 6.500%, 7/1/32	75,202
37,290	FNMA, Pool #670402, 6.500%, 6/1/32	41,615
5,224	FNMA, Pool #725906, (12M LIBOR
	+1.617%), 3.367%, 8/1/34(A)	5,478
111,432	FNMA, Pool #738887, 5.500%, 10/1/33	121,019
200,646	FNMA, Pool #745257, 6.000%, 1/1/36	223,949
1,838	FNMA, Pool #745974, (12M LIBOR
	+1.853%), 3.607%, 10/1/36(A)	1,934
92,386	FNMA, Pool #748895, 6.000%, 12/1/33	98,111
157,990	FNMA, Pool #758564, 6.000%, 9/1/24	175,559
104,352	FNMA, Pool #810049, 5.500%, 3/1/35	113,780
143,908	FNMA, Pool #819297, 6.000%, 9/1/35	161,672
829,552	FNMA, Pool #881279, 5.000%, 11/1/36	897,422
45,228	FNMA, Pool #889060, 6.000%, 1/1/38	50,501
98,320	FNMA, Pool #889061, 6.000%, 1/1/38	111,378
3,071,440	FNMA, Pool #890310, 4.500%, 12/1/40	3,248,694
36,946	FNMA, Pool #893003, 7.000%, 9/1/36	38,416
12,162	FNMA, Pool #895657, 6.500%, 8/1/36	13,251
181,563	FNMA, Pool #905049, 5.500%, 11/1/36	197,101
88,549	FNMA, Pool #908944, 5.500%, 1/1/37	96,127
535,825	FNMA, Pool #928553, 5.500%, 8/1/37	599,645
1,338,206	FNMA, Pool #931535, 5.500%, 7/1/39	1,446,435
275,457	FNMA, Pool #AA3467, 4.500%, 4/1/39	291,598
434,095	FNMA, Pool #AA4584, 4.500%, 4/1/39	459,424
101,171	FNMA, Pool #AB1800, 4.000%, 11/1/40	104,687
344,052	FNMA, Pool #AB2452, 4.000%, 3/1/26	358,368
3,724,794	FNMA, Pool #AB7845, 3.000%, 2/1/43	3,667,398
106,610	FNMA, Pool #AD3775, 4.500%, 3/1/25	111,162
134,576	FNMA, Pool #AD6193, 5.000%, 6/1/40	144,974
5,236,882	FNMA, Pool #AD9193, 5.000%, 9/1/40	5,661,244
3,845,670	FNMA, Pool #AE0215, 4.000%, 12/1/39	3,974,438
357,442	FNMA, Pool #AE0996, 4.000%, 2/1/41	369,878
203,139	FNMA, Pool #AE1568, 4.000%, 9/1/40	209,994
630,251	FNMA, Pool #AE2497, 4.500%, 9/1/40	669,263
88,725	FNMA, Pool #AE5441, 5.000%, 10/1/40	95,349
333,162	FNMA, Pool #AH1135, 5.000%, 1/1/41	360,184
484,701	FNMA, Pool #AH3483, 3.500%, 2/1/26	494,917
186,541	FNMA, Pool #AH3671, 4.000%, 2/1/26	194,455
552,478	FNMA, Pool #AH6622, 4.000%, 3/1/41	573,475
713,818	FNMA, Pool #AL0150, 4.000%, 2/1/41	738,596
155,351	FNMA, Pool #AL0211, 5.000%, 4/1/41	167,799
4,142,375	FNMA, Pool #AL2860, 3.000%, 12/1/42	4,078,458
5,765,494	FNMA, Pool #AL5718, 3.500%, 9/1/44	5,808,229
2,873,665	FNMA, Pool #AS0779, 4.000%, 10/1/43	2,974,674
73,637	FNMA, Pool #AS7813, 4.000%, 8/1/46	75,620
4,467,628	FNMA, Pool #AS8703, 2.500%, 2/1/32	4,379,909
1,076,212	FNMA, Pool #AS8855, 3.500%, 2/1/37	1,094,230
9,316,255	FNMA, Pool #BC1809, 3.500%, 5/1/46	9,346,348
1,091,398	FNMA, Pool #BH6180, 4.000%, 7/1/47	1,121,395
1,890,670	GNMA, Pool #4424, 5.000%, 4/20/39	2,028,946
32,471	GNMA, Pool #5305, 4.000%, 2/20/42	33,944
2,750,000	GNMA, Ser 2010-169, Class AW,
	4.500%, 12/20/40	2,873,168
8,149,822	GNMA, Ser 2012-147, Class IO,
	0.567%, 4/16/54(A)(B)(C)	277,682
4,425,381	GNMA, Ser 2016-113, Class IO,
	1.193%, 2/16/58(A)(B)(C)	387,077

10

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 23.3% (Continued)
$17,437,373	GNMA, Ser 2016-140, Class IO,
	0.936%, 5/16/58(A)(B)(C)	$1,333,241
139,561	GNMA, Ser 2017-120, Class UZ,
	4.000%, 8/20/47	135,227
	Total U.S. Government
	Mortgage-Backed Obligations	$92,716,723

Shares
	Exchange-Traded Fund — 8.7%
295,918	iShares iBoxx $ Investment Grade
	Corporate Bond ETF	$34,737,814

Principal
Amount

	Non-Agency Collateralized Mortgage
	Obligations — 3.1%
$3,649	Adjustable Rate Mortgage Trust, Ser
	2004-4, Class 3A1,
	3.527%, 3/25/35(A)(C)	3,585
2,181,504	Agate Bay Mortgage Trust, Ser 2015-7,
	Class B1, 144a,
	3.763%, 10/25/45(A)(C)	2,191,890
179,666	Alternative Loan Trust, Ser 2004-30CB,
	Class 3A1, 5.000%, 2/25/20	176,080
7,391	Alternative Loan Trust, Ser 2005-J3,
	Class 3A1, 6.500%, 9/25/34	7,467
37,350	CSFB Mortgage-Backed Trust, Ser
	2004-7, Class 6A1, 5.250%, 10/25/19	37,641
2,180,427	CSMC Trust, Ser 2015-1, Class B3, 144a,
	3.944%, 1/25/45(A)(C)	2,118,886
2,220,529	CSMC Trust, Ser 2015-WIN1, Class B3,
	144a, 3.865%, 12/25/44(A)(C)	2,201,653
88,281	JP Morgan Mortgage Trust, Ser
	2005-A1, Class 2A1,
	3.494%, 2/25/35(A)(C)	89,794
219,022	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 7CB1,
	3.681%, 4/25/35(A)(C)	221,578
50,908	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	3.430%, 6/25/36(A)(C)	48,263
33,850	MASTR Alternative Loans Trust, Ser
	2004-7, Class 10A1, 6.000%, 6/25/34	34,034
2,225,307	PMT Loan Trust, Ser 2013-J1, Class A11,
	144a, 3.500%, 9/25/43(A)(C)	2,212,528
190,166	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	148,968
329,075	Sequoia Mortgage Trust, Ser 2013-1,
	Class B1, 3.637%, 2/25/43(A)(C)	329,144
385,841	Sequoia Mortgage Trust, Ser 2013-1,
	Class B2, 3.638%, 2/25/43(A)(C)	384,960
578,371	Sequoia Mortgage Trust, Ser 2013-10,
	Class B2, 144a, 3.561%, 8/25/43(A)(C)	574,124
572,101	Sequoia Mortgage Trust, Ser 2013-5,
	Class B1, 144a, 3.515%, 5/25/43(A)(C)	572,628
723	Structured Asset Securities Corp.
	Mortgage Pass-Through
	Certificates, Ser 2004-21XS, Class
	2A6B, 5.650%, 12/25/34(D)	719
116,526	Structured Asset Securities Corp. Trust,
	Ser 2005-17, Class 5A1,
	5.500%, 10/25/35	94,366
700,000	Towd Point Mortgage Trust, Ser
	2015-3, Class A2, 144a,
	4.000%, 3/25/54(A)(C)	715,739
102,407	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35	94,865
99,258	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 3.365%, 6/25/33(A)(C)	100,328
	Total Non-Agency Collateralized
	Mortgage Obligations	$12,359,240

	Asset-Backed Securities — 2.8%
475,000	Ascentium Equipment Receivables
	Trust, Ser 2016-1A, Class B, 144a,
	2.850%, 7/10/20	475,348
3,191	CIT Home Equity Loan Trust, Ser
	2002-1, Class AF5,
	7.210%, 2/25/33(D)	3,289
363,711	CWHEQ Home Equity Loan Trust, Ser
	2007-S1, Class A5,
	6.018%, 11/25/36(A)(C)	362,958
499,976	Elara HGV Timeshare Issuer LLC, Ser
	2017-A, Class A, 144a,
	2.690%, 3/25/30	491,580
300,011	FFMLT Trust, Ser 2005-FFA, Class M3,
	6.017%, 3/25/25(D)	317,536
3,350,000	Hertz Vehicle Financing II LP, Ser
	2016-4A, Class A, 144a,
	2.650%, 7/25/22	3,272,290
1,376,556	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	1,500,591
330,594	Orange Lake Timeshare Trust, Ser
	2016-A, Class A, 144a,
	2.610%, 3/8/29	324,034
1,440	RASC Trust, Ser 2001-KS3, Class AI6,
	5.960%, 9/25/31(A)(C)	1,502
297,979	Sonic Capital LLC, Ser 2016-1A, Class
	A2, 144a, 4.472%, 5/20/46	303,695
310,128	SpringCastle America Funding LLC,
	Ser 2016-AA, Class A, 144a,
	3.050%, 4/25/29	309,686

11

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value
	Asset-Backed Securities — 2.8% (Continued)
$600,000	Voya Clo Ltd. (Cayman Islands), Ser
	2017-4A, Class A1, 144a, (3M LIBOR
	+1.130%), 2.514%, 10/15/30(A)	$603,473
3,316,688	Wendys Funding LLC, Ser 2018-1A,
	Class A2I, 144a, 3.573%, 3/15/48	3,276,357
	Total Asset-Backed Securities	$11,242,339

	Agency Collateralized Mortgage
	Obligations — 2.5%
5,748,858	FHLMC REMIC, Ser 3331 Class PE,
	6.000%, 6/15/37	6,244,626
1,645,721	FHLMC REMIC, Ser 3859 Class JB,
	5.000%, 5/15/41	1,757,577
190,490	FHLMC Structured Pass Through
	Securities, Ser T-20, Class A5,
	6.634%, 12/25/29(D)	218,655
303,031	FNMA REMIC, Ser 2003-32, Class BZ,
	6.000%, 11/25/32	332,884
2,723,598	FNMA REMIC, Ser 2012-47, Class AI,
	3.000%, 5/25/22	123,802
109,863	FNMA REMIC, Ser 2015-51, Class KC,
	3.000%, 6/25/45	108,571
1,055,614	FNMA REMIC, Ser 2017-90, Class KA,
	3.000%, 11/25/47	1,048,145
37,260	FNMA REMIC Trust, Ser 2001-W2, Class
	AF6, 6.589%, 10/25/31(D)	39,438
115,245	FNMA Trust, Ser 2004-W15, Class 2AF,
	(1M LIBOR +0.250%),
	2.122%, 8/25/44(A)	114,474
	Total Agency Collateralized
	Mortgage Obligations	$9,988,172

	Commercial Mortgage-Backed Securities — 1.5%
472,000	280 Park Avenue 2017-280P Mortgage
	Trust, Ser 2017-280P, Class A, 144a,
	(1M LIBOR +0.880%),
	2.657%, 9/15/34(A)	473,850
580,000	DBUBS Mortgage Trust, Ser
	2017-BRBK, Class B, 144a,
	3.530%, 10/10/34(A)(C)	573,951
550,000	Eleven Madison Trust Mortgage Trust,
	Ser 2015-11MD, Class C, 144a,
	3.555%, 9/10/35(A)(C)	537,852
595,000	GS Mortgage Securities Corp. II, Ser
	2017-SLP, Class B, 144a,
	3.772%, 10/10/32	598,218
3,400,000	GS Mortgage Securities Trust, Ser
	2017-FARM, Class B, 144a,
	3.541%, 1/10/43(A)(C)	3,300,461
528,000	J.P. Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2016-NINE, Class B, 144a,
	2.854%, 10/6/38(A)(C)	492,532
	Total Commercial
	Mortgage-Backed Securities	$5,976,864

	Sovereign Government Obligations — 1.3%
253,000	Bermuda Government International
	Bond, 144a, 3.717%, 1/25/27	246,675
844,000	Colombia Government International
	Bond, 5.000%, 6/15/45	855,605
1,110,000	Mexico Government International
	Bond, 4.350%, 1/15/47	1,014,407
432,000	Portugal Government International
	Bond, 144a, 5.125%, 10/15/24	459,467
1,135,000	Province of Alberta Canada, 2.200%,
	7/26/22	1,101,378
1,333,000	Province of Ontario Canada, 1.875%,
	5/21/20	1,311,773
	Total Sovereign Government
	Obligations	$4,989,305

Shares
	Preferred Stocks — 0.4%

	Utilities — 0.4%
6,871	Entergy Louisiana LLC, 4.875%	165,591
55,359	Integrys Holding, Inc, 6.000%	1,453,174
	Total Preferred Stocks	$1,618,765

Principal
Amount
	Bank Loan — 0.4%

	Information Technology — 0.4%
$1,404,975	Micron Technology Inc., Term Loan,
	(LIBOR +2.000%),
	3.880%, 4/26/22(A)(E)	$1,413,321

Shares
	Short-Term Investment Fund — 0.3%
1,117,479	Dreyfus Government Cash
	Management, Institutional Shares,
	1.54%∞Ω	$1,117,479

	Total Investment Securities —99.4%
	(Cost $397,778,911)	$394,907,068

	Other Assets in
	Excess of Liabilities — 0.6%	2,235,078
	Net Assets — 100.0%	$397,142,146

12

Touchstone Active Bond Fund (Unaudited) (Continued)

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2018.
(B)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of March 31, 2018.
(E)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of March 31, 2018.
∞	Open-End Fund.
Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

CMT - Constant Maturity Treasury

DAC - Designated Activity Company

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Inter Bank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities were valued at $43,920,833 or 11.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$112,725,764	$—	$112,725,764
U.S. Treasury Obligations	—	106,021,282	—	106,021,282
U.S. Government Mortgage-Backed Obligations	—	92,716,723	—	92,716,723
Exchanged-Traded Fund	34,737,814	—	—	34,737,814
Non-Agency Collateralized Mortgage Obligations	—	12,359,240	—	12,359,240
Asset-Backed Securities	—	11,242,339	—	11,242,339
Agency Collateralized Mortgage Obligations	—	9,988,172	—	9,988,172
Commercial Mortgage-Backed Securities	—	5,976,864	—	5,976,864
Sovereign Government Obligations	—	4,989,305	—	4,989,305
Preferred Stocks	1,618,765	—	—	1,618,765
Bank Loan	—	1,413,321	—	1,413,321
Short-Term Investment Fund	1,117,479	—	—	1,117,479
Total Assets	$37,474,058	$357,433,010	$—	$394,907,068

See accompanying Notes to Financial Statements.

13

Portfolio of Investments

Touchstone Arbitrage Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 103.7%

Financials — 53.1%
Avista Healthcare Public Acquisition Corp. - Class A (Cayman Islands)*	157,745	$1,575,873
Black Ridge Acquisition Corp.*	209,176	2,026,915
Blackhawk Network Holdings, Inc.*	85,830	3,836,601
Capitol Investment Corp. IV - Class A (Cayman Islands)*	276,708	2,678,533
Capitol Investment Corp. IV (Cayman Islands)*	265,056	2,677,066
DFB Healthcare Acquisitions Corp.*	117,500	1,180,875
Federal Street Acquisition Corp. - Class A*	616,904	5,965,462
GigCapital, Inc.*	214,153	2,222,908
Gores Holdings II, Inc., Class A*	436,451	4,364,510
GTY Technology Holdings, Inc., Class A (Cayman Islands)*	394,646	3,910,942
Haymaker Acquisition Corp.*	650,000	6,467,500
Hennessy Capital Acquisition Corp. III*	129,032	1,277,417
Industrea Acquisition Corp.*	16,602	169,174
Industrea Acquisition Corp., Class A*	124,630	1,222,620
Kayne Anderson Acquisition Corp., Class A*†	684,928	6,705,445
Landcadia Holdings, Inc.*†	439,709	4,414,678
Legacy Acquisition Corp.*	510,000	5,074,500
Leisure Acquisition Corp.*	303,000	2,990,610
Leo Holdings Corp. (Cayman Islands)*	230,000	2,300,000
Matlin and Partners Acquisition Corp. - Class A*†	497,003	4,870,629
Mosaic Acquisition Corp. (Cayman Islands)*	617,263	6,209,666
Mudrick Capital Acquisition Corp.*	203,704	2,067,596
Nebula Acquisition Corp.*	190,000	1,922,800
One Madison Corp. (Cayman Islands)*	330,000	3,300,000
Pensare Acquisition Corp.*	423,360	4,115,059
Platinum Eagle Acquisition Corp. (Cayman Islands)*	180,747	1,834,582
Regalwood Global Energy Ltd. (Cayman Islands)*	299,930	3,023,294
Saban Capital Acquisition Corp. - Class A (Cayman Islands)*†	403,731	4,013,086
Saban Capital Acquisition Corp. (Cayman Islands)*	102,452	1,073,697
Sentinel Energy Services, Inc. (Cayman Islands)*	253,500	2,514,720
Social Capital Hedosophia Holdings Corp. (Cayman Islands)*	23,600	249,452
Tiberius Acquisition Corp.*	167,680	1,678,477
TPG Pace Energy Holdings Corp., Class A*	493,171	4,985,959
TPG Pace Energy Holdings Corp., Class A*	208,937	386,533
TPG Pace Holdings Corp., Class A (Cayman Islands)*	618,648	6,038,004
Validus Holdings Ltd. (Bermuda)	110,365	7,444,119
Vantage Energy Acquisition Corp., Class A†	573,351	5,613,106
XL Group Ltd. (Bermuda)	134,650	7,440,759
		129,843,167

Information Technology — 16.3%
Callidus Software, Inc.*	27,997	1,006,492
CSRA, Inc.	183,650	7,571,890
DST Systems, Inc.	99,110	8,290,552
Microsemi Corp.*	105,500	6,827,960
MuleSoft, Inc., Class A*	153,300	6,742,134
NXP Semiconductors NV (Netherlands)*	79,700	9,324,900
		39,763,928

Consumer Discretionary — 7.2%
Lennar Corp. - Class A	32,500	1,915,550
Lennar Corp. - Class B††	33,157	1,581,257
Time Warner, Inc.††	70,000	6,620,600
Tribune Media Co., Class A††	183,460	7,431,965
		17,549,372

Industrials — 6.1%
Orbital ATK, Inc.††	40,510	5,372,031
Rockwell Collins, Inc.	51,470	6,940,730
Student Transportation, Inc. (Canada)†	353,943	2,651,033
		14,963,794

Materials — 5.6%
KapStone Paper and Packaging Corp.	178,450	6,122,620
Monsanto Co.††	65,430	7,635,027
		13,757,647

Utilities — 5.2%
Avista Corp.	91,699	4,699,574
Dynegy, Inc.*	586,028	7,923,099
		12,622,673

Health Care — 3.5%
Ablynx NV. ADR*	77,300	4,217,488
Akorn, Inc.*††	230,295	4,308,819
		8,526,307

Energy — 2.7%
Alta Mesa Resources, Inc.*†	289,159	2,313,272
RSP Permian, Inc.*	91,800	4,303,584
		6,616,856

Consumer Staples — 2.5%
Blue Buffalo Pet Products, Inc.*††	126,158	5,022,350
Rite Aid Corp.*†	697,942	1,172,543
		6,194,893

Telecommunication Services — 1.5%
TDC A/S (Denmark)*	432,700	3,579,527
Total Common Stocks		$253,418,164

14

Touchstone Arbitrage Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 3.1%

	Financials — 1.7%
$1,000,000	Allstate Corp. (The), (3M LIBOR
	+1.935%), 3.774%, 5/15/37(A)	$985,000
800,000	Banco Bilbao Vizcaya Argentaria SA
	(Spain), 9.000%(B)	804,304
1,000,000	Cooperatieve Rabobank UA
	(Netherlands), 144a, 11.000%(B)	1,093,510
500,000	Corestates Capital III, 144a, (3M LIBOR
	+0.570%), 2.409%, 2/15/27(A)	468,750
500,000	JPMorgan Chase & Co., (3M LIBOR
	+0.950%), 2.643%, 9/30/34 (A)	457,500
375,000	NB Capital Trust III, (3M LIBOR
	+0.550%), 2.270%, 1/15/27(A)	352,030
		4,161,094

	Consumer Discretionary — 0.5%
1,100,000	Williams Scotsman International, Inc.,
	144a, 7.875%, 12/15/22	1,137,813

	Energy — 0.4%
1,050,000	Alta Mesa Holdings LP / Alta Mesa
	Finance Services Corp.,
	7.875%, 12/15/24	1,093,312

	Materials — 0.4%
1,000,000	Silgan Holdings, Inc., 5.500%, 2/1/22	1,017,500

	Telecommunication Services — 0.1%
250,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	256,800
	Total Corporate Bonds	$7,666,519

	Shares

Warrants — 0.8%

Financials — 0.7%
Avista Healthcare Public, Class A (Cayman Islands), Exp 12/2/21, Price $5.75*	344,500	113,685
Black Ridge Acquisition Corp., Exp 10/25/22 Price $11.50*	209,176	73,212
Constellation Alpha Capital Corp., Class R (Cayman Islands), Exp 3/23/24, Price $11.50*	473,050	113,532
Federal Street Acquisition Corp., Class A, Exp 7/24/22 Price $11.50*	260,779	299,896
Gores Holdings II, Inc., Class A, Exp 3/6/22, Price $11.50*	48,125	81,812
GTY Technology Holdings, Inc., Class A (Cayman Islands), Exp 11/14/21, Price $11.50*	55,788	68,619
Kayne Anderson Acquisition Corp., Class A, Exp 6/30/22 Price $11.50*	188,433	175,243
Landcadia Holdings, Inc., Exp 6/1/23 Price $11.50*	67,205	49,396
Matlin and Partners Acquisition Corp., Class A, Exp 5/28/21 Price $11.50*	352,355	186,748
Pensare Acquisition Corp., Exp 8/8/22, Price $11.50*	149,180	74,590
TPG Pace Holdings Corp. - Class A, Exp 8/18/22 Price $11.50*	178,957	277,383
Vantage Energy Acquisition Corp., Class A, Exp 4/12/24, Price $11.50*	117,058	152,175
Williams Scotsman Corp., Exp 11/29/22, Price $11.50	57,839	96,591

Energy — 0.1%
Alta Mesa Resources, Inc., Exp 02/09/23, Price $7.34	182,131	282,303
Total Warrants		$2,045,185

Exchange-Traded Funds — 0.2%
Consumer Discretionary Select Sector SPDR Fund	857	86,806
Consumer Staples Select Sector SPDR Fund	496	26,104
Financial Select Sector SPDR Fund	3,210	88,500
Health Care Select Sector SPDR Fund	262	21,327
Industrial Select Sector SPDR Fund	957	71,096
Materials Select Sector SPDR Fund	88	5,011
Technology Select Sector SPDR Fund	783	51,224
Total Exchange-Traded Funds		$350,068

	Number
	of	Notional
	Contracts	Amount

Purchased Options — 0.1%

Purchased Call Options — 0.1%
SPDR S&P 500 ETF Trust.,
Strike @260.00,
Exp 05/18	50	$1,315,750	21,800
SPDR S&P 500 ETF Trust.,
Strike @264.00,
Exp 04/18	80	2,105,200	34,000
SPDR S&P 500 ETF Trust.,
Strike @267.00,
Exp 04/18	74	1,947,310	47,656
SPDR S&P 500 ETF Trust.,
Strike @270.00,
Exp 04/18	146	3,841,990	123,662
Total Purchased Options			$227,118

	Number
	of
	Rights

Rights — 0.1%
Black Ridge Acquisition Corp. Exp
7/1/19, Strike Price $11.50*	209,176	62,753
Pensare Acquisition Corp. Exp 2/1/19,
Strike Price $11.50*	298,360	134,262
Media General, Inc. Exp 12/31/23, Strike
Price $10.00(C)	180,000	18,000
Total Rights		$215,015

15

Touchstone Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Short-Term Investment Funds — 1.0%
Dreyfus Government Cash
Management, Institutional Shares,
1.54%∞Ω	15,062	$15,062
Invesco Government & Agency
Portfolio, Institutional Class,
1.48%**∞Ω	2,409,030	2,409,030
Total Short-Term Investment Funds		$2,424,092
Total Long Positions
(Cost $273,416,138)		$266,346,161

Securities Sold Short — (10.0%)

Common Stocks — (9.9%)

Utilities — (3.3%)
Vistra Energy Corp.*	(382,090)	(7,958,935)

Energy — (2.5%)
Concho Resources, Inc.*	(29,376)	(4,416,094)
SPDR S&P Oil & Gas Exploration &
Production ETF	(50,000)	(1,761,000)
		(6,177,094)

Consumer Discretionary — (1.8%)
Lennar Corp. - Class A	(49,586)	(2,922,599)
Lennar Corp. - Class B	(771)	(36,769)
Sinclair Broadcast Group, Inc., Class A	(42,195)	(1,320,704)
		(4,280,072)

Industrials — (1.0%)
United Technologies Corp.	(19,314)	(2,430,087)

Telecommunication Services — (0.8%)
AT&T, Inc.	(56,000)	(1,996,400)

Information Technology — (0.5%)
salesforce.com, Inc.*	(10,899)	(1,267,554)
Total Common Stocks		$(24,110,142)

	Shares
Exchange-Traded Funds — (0.1%)
Energy Select Sector SPDR Fund	(312)	(21,032)
iShares US Telecommunications ETF	(321)	(8,673)
Real Estate Select Sector SPDR Fund	(5,678)	(176,472)
Utilities Select Sector SPDR Fund	(3,111)	(157,199)
Total Exchange-Traded Funds		$(363,376)

Total Securities Sold Short
(Proceeds $23,990,866)		$(24,473,518)

	Number
	of	Notional	Market
	Contracts	Amount	Value

Written Options — (0.1%)

Written Put Options — (0.1%)
SPDR S&P 500 ETF Trust.,
Strike @250.00,
Exp 05/18	(50)	$(1,315,750)	$(9,000)
SPDR S&P 500 ETF Trust.,
Strike @260.00,
Exp 04/18	(74)	(1,947,310)	(25,160)
SPDR S&P 500 ETF Trust.,
Strike @260.00,
Exp 04/18	(80)	(2,105,200)	(21,600)
SPDR S&P 500 ETF Trust.,
Strike @262.00,
Exp 04/18	(146)	(3,841,990)	(58,692)
SPDR S&P 500 ETF Trust.,
Strike @34.00, Exp 04/18	(250)	(4,000)	(4,000)
SPDR S&P 500 ETF Trust.,
Strike @34.50, Exp 04/18	(250)	(6,578,750)	(6,750)
			$(125,202)

Written Call Options — (0.0%)
SPDR S&P 500 ETF Trust.,
Strike @268.00,
Exp 04/18	(80)	(2,105,200)	(14,400)
SPDR S&P 500 ETF Trust.,
Strike @270.00,
Exp 04/18	(74)	(1,947,310)	(12,358)
SPDR S&P 500 ETF Trust.,
Strike @270.00,
Exp 05/18	(50)	(1,315,750)	(12,150)
SPDR S&P 500 ETF Trust.,
Strike @272.00,
Exp 04/18	(146)	(3,841,990)	(25,112)
			$(64,020)

Total Written Options
(Premiums received $218,581)			$(189,222)

Total — 98.9%			$241,683,421

Cash Collateral for Securities
Sold Short and Written Options — 2.1%			5,166,076

Liabilities in Excess of
Other Assets — (1.0%)			(2,416,263)

Net Assets — 100.0%			$244,433,234

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2018.

(B)	Perpetual Bond - A bond with no definite maturity date.

(C)	Level 3-For more information on valuation inputs, and their aggregation into the levels used in the table below, please

16

Touchstone Arbitrage Fund (Unaudited) (Continued)

refer to the security valuation section in the accompanying Notes to Financial Statements.

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2018 was $2,297,842.

††	All or a portion of these securities are pledged as collateral for securities sold short and written options. The total value of the securities pledged as collateral as of March 31, 2018 was $36,352,073.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

DKK - Denmark Krone

ETF - Exchange-Traded Fund

EUR - Euro

LIBOR - London Inter Bank Offered Rate

LP - Limited Partnership

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities were valued at $2,956,872 or 1.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$253,418,164	$—	$—	$253,418,164
Corporate Bonds	—	7,666,519	—	7,666,519
Warrants	2,045,185	—	—	2,045,185
Exchange-Traded Funds	350,068	—	—	350,068
Purchased Options Equity Contracts	227,118	—	—	227,118
Rights	197,015	—	18,000	215,015
Short-Term Investment Funds	2,424,092	—	—	2,424,092
Other Financial Instruments***
Forward Foreign Currency Contracts	—	49,954	—	49,954
Total Assets	$258,661,642	$7,716,473	$18,000	$266,396,115
Liabilities:
Securities Sold Short
Common Stocks	$(24,110,142)	$—	$—	$(24,110,142)
Exchange-Traded Funds	(363,376)	—	—	(363,376)
Other Financial Instruments***
Written Options Equity Contracts	(189,222)	—	—	(189,222)
Total Liabilities	$(24,662,740)	$—	$—	$(24,662,740)
Total	$233,998,902	$7,716,473	$18,000	$241,733,375

*** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent market value for written options equity contracts and unrealized appreciation on forward foreign currency contracts.

17

Touchstone Arbitrage Fund (Unaudited) (Continued)

Measurements Using Unobservable Inputs (Level 3)

Assets	Rights

Beginning balance September 30, 2017	$18,000
Net change in unrealized appreciation/depreciation	—
Realized gain from distributions received	—
Ending balance March 31, 2018	$18,000
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at March 31, 2018	$—

		Valuation	Unobservable
Rights	Fair Value	Technique	Input

Media General, Inc. Exp 12/31/23, Strike Price $10.00	$18,000	Issuer Guidance	New Issuer

Forward Foreign Currency Contracts

		Contract to				Unrealized
Counterparty	Expiration Date	Receive		Deliver		Appreciation

Brown Brothers Harriman	04/30/2018	USD	1,944,326	DKK	11,693,175	$9,841
Brown Brothers Harriman	04/30/2018	USD	1,674,302	DKK	10,050,000	11,660
Brown Brothers Harriman	05/31/2018	USD	4,328,298	EUR	3,478,500	28,453
						$49,954

See accompanying Notes to Financial Statements.

18

Portfolio of Investments

Touchstone Emerging Markets Small Cap Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.0%

South Korea — 17.9%

Consumer Discretionary — 4.9%
Innocean Worldwide, Inc.	2,181	$130,340
Kakao M Corp.	1,463	150,706
LOTTE Himart Co. Ltd.	2,085	140,839
Modetour Network, Inc.	5,512	203,487

Consumer Staples — 1.6%
Orion Corp.	1,740	208,950

Financials — 1.6%
KIWOOM Securities Co. Ltd.†	1,939	197,375

Health Care — 2.3%
Seegene, Inc.*	4,327	141,473
Value Added Technology Co. Ltd.	4,064	151,556

Information Technology — 5.9%
Douzone Bizon Co. Ltd.	4,015	218,096
HyVision System, Inc.	6,308	110,667
Jusung Engineering Co. Ltd.	13,331	134,448
Koh Young Technology, Inc.	1,874	175,462
Silicon Works Co. Ltd.	3,130	109,531

Materials — 1.6%
Korea Petrochemical Ind Co. Ltd.	720	201,295
Total South Korea		2,274,225

China — 16.8%

Consumer Discretionary — 6.2%
China Yongda Automobiles Services
Holdings Ltd.†	154,500	165,525
Fu Shou Yuan International
Group Ltd.	134,000	133,396
Tarena International, Inc. ADR	9,340	104,795
Tianneng Power International Ltd.	178,000	212,064
Xiabuxiabu Catering Management
China Holdings Co. Ltd., 144a	90,000	171,689

Financials — 0.9%
Yirendai Ltd. ADR	2,936	118,115

Health Care — 1.0%
Livzon Pharmaceutical Group, Inc. -
Class H	15,600	126,580

Industrials — 2.8%
Haitian International Holdings Ltd.	56,000	169,823
Lonking Holdings Ltd.	417,000	179,380

Information Technology — 2.6%
Chinasoft International Ltd.	228,000	206,245
Hollysys Automation Technologies
Ltd.	5,146	127,209

Materials — 1.1%
Maanshan Iron & Steel Co. Ltd. - Class
H*	330,000	143,244

Real Estate — 2.2%
Guangzhou R&F Properties Co. Ltd. -
Class H	65,600	165,912
Yuzhou Properties Co. Ltd.	173,000	118,827
Total China		2,142,804

Taiwan — 15.8%

Consumer Discretionary — 1.3%
Gourmet Master Co. Ltd.	12,470	160,382

Consumer Staples — 3.1%
Grape King Bio Ltd.	22,000	187,502
TCI Co. Ltd.	15,000	209,127

Industrials — 2.4%
Airtac International Group	9,000	152,639
Sunny Friend Environmental Technology Co. Ltd.	19,000	149,553

Information Technology — 7.5%
E Ink Holdings, Inc.	111,000	189,588
Elite Advanced Laser Corp.	29,400	112,429
Inventec Corp.	163,000	129,418
King Yuan Electronics Co. Ltd.	137,000	143,310
Micro-Star International Co. Ltd.	41,000	133,868
Powertech Technology, Inc.	52,000	163,542
Primax Electronics Ltd.	42,000	90,030

Materials — 1.5%
China General Plastics Corp.	174,289	194,272
Total Taiwan		2,015,660

India — 10.3%

Financials — 3.1%
Karnataka Bank Ltd. (The)	17,373	30,932
L&T Finance Holdings Ltd.	58,686	143,124
Reliance Capital Ltd.	19,648	129,041
Srei Infrastructure Finance Ltd.	81,483	93,195

Health Care — 1.6%
Jubilant Life Sciences Ltd.	7,449	96,904
Natco Pharma Ltd.	9,275	107,947

Industrials — 2.2%
Dilip Buildcon Ltd., 144a	11,798	183,062
Jain Irrigation Systems Ltd.	59,376	98,230

Information Technology — 1.1%
Mphasis Ltd.	10,983	141,874

Materials — 1.0%
National Aluminium Co. Ltd.	125,222	129,282

Utilities — 1.3%
Indraprastha Gas Ltd.	36,169	156,287
Total India		1,309,878

19

Touchstone Emerging Markets Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.0% (Continued)

Brazil — 6.5%

Consumer Discretionary — 1.1%
Magazine Luiza SA	4,500	$134,532

Financials — 1.0%
IRB Brasil Resseguros SA	10,100	128,581

Industrials — 2.2%
Iochpe Maxion SA	18,200	144,544
Localiza Rent a Car SA	15,465	133,596

Materials — 1.1%
Usinas Siderurgicas de Minas Gerais
SA - Class A*	42,300	139,401

Real Estate — 1.1%
Iguatemi Empresa de Shopping
Centers SA	12,400	147,232
Total Brazil		827,886

Thailand — 5.3%

Energy — 1.3%
Star Petroleum Refining PCL	313,800	160,563

Financials — 3.0%
Krungthai Card PCL	22,700	222,862
Muangthai Leasing PCL	125,600	154,640

Health Care — 1.0%
Mega Lifesciences PCL	99,100	131,521
Total Thailand		669,586

South Africa — 4.2%

Consumer Discretionary — 0.4%
Super Group Ltd.*	17,752	54,161

Consumer Staples — 1.4%
AVI Ltd.	13,153	123,122
Pick n Pay Stores Ltd.	9,736	56,366

Industrials — 0.9%
Barloworld Ltd.	8,157	114,417

Materials — 1.5%
African Rainbow Minerals Ltd.	10,845	92,889
Sappi Ltd.	14,411	92,756
Total South Africa		533,711

Hong Kong — 3.9%

Consumer Discretionary — 1.0%
Xinyi Glass Holdings Ltd.	84,000	127,861

Materials — 1.8%
China Resources Cement
Holdings Ltd.	254,000	222,187

Real Estate — 1.1%
Shenzhen Investment Ltd.	332,000	141,785
Total Hong Kong		491,833

Malaysia — 2.8%

Industrials — 2.8%
AirAsia Bhd	150,800	153,217
Malaysia Airports Holdings Bhd	86,500	197,913
Total Malaysia		351,130

Indonesia — 2.1%

Financials — 1.4%
Bank Tabungan Negara Persero Tbk
PT	628,000	173,895

Industrials — 0.7%
Waskita Karya Persero Tbk PT	494,300	89,173
Total Indonesia		263,068

Mexico — 1.8%

Consumer Discretionary — 1.1%
Alsea SAB de CV	40,900	142,925

Industrials — 0.7%
Promotora y Operadora de
Infraestructura SAB de CV	9,290	92,358
Total Mexico		235,283

Jersey — 1.8%

Materials — 1.8%
West China Cement Ltd.*	1,232,000	235,254

Singapore — 1.5%

Real Estate — 1.5%
Yanlord Land Group Ltd.	150,600	194,983

Cyprus — 1.5%

Financials — 1.5%
TCS Group Holding PLC GDR	8,780	192,721

Greece — 1.3%

Consumer Discretionary — 1.3%
JUMBO SA	9,612	171,964

Philippines — 1.2%

Financials — 0.5%
Metro Pacific Investments Corp.	592,700	59,766

Industrials — 0.7%
International Container Terminal
Services, Inc.	49,580	95,022
Total Philippines		154,788

20

Touchstone Emerging Markets Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 98.0% (Continued)

Poland — 1.0%

Consumer Discretionary — 1.0%
CCC SA	1,805	$123,296

Trinidad — 1.0%

Industrials — 1.0%
Tekfen Holding AS	28,200	121,869

Turkey — 0.9%

Industrials — 0.9%
Turkiye Sise ve Cam Fabrikalari AS	89,873	117,544

United States — 0.4%

Industrials — 0.4%
Bizlink Holding, Inc.	7,031	57,874
Total Common Stocks		$12,485,357

Exchange-Traded Fund — 1.0%
iShares MSCI Emerging Markets
Small-Cap ETF	2,400	$128,041

Short-Term Investment Funds — 1.6%
Dreyfus Government Cash
Management, Institutional Shares,
1.54%∞Ω	235	235
Invesco Government & Agency
Portfolio, Institutional Class,
1.48%**∞Ω	198,631	198,631
Total Short-Term Investment Funds		$198,866

Total Investment Securities —100.6%
(Cost $11,615,381)		$12,812,264

Liabilities in Excess of Other Assets — (0.6%)		(74,682)

Net Assets — 100.0%		$12,737,582

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2018 was $192,811.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities were valued at $354,751 or 2.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

21

Touchstone Emerging Markets Small Cap Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks
South Korea	$2,274,225	$—	$—	$2,274,225
China	519,943	1,622,862	—	2,142,804
Taiwan	2,015,660	—	—	2,015,660
India	—	1,309,878	—	1,309,878
Brazil	827,886	—	—	827,886
Thailand	669,586	—	—	669,586
South Africa	533,711	—	—	533,711
Hong Kong	—	491,833	—	491,833
Malaysia	351,129	—	—	351,130
Indonesia	—	263,068	—	263,068
Mexico	235,283	—	—	235,283
Jersey	—	235,254	—	235,254
Singapore	—	194,983	—	194,983
Cyprus	192,721	—	—	192,721
Greece	—	171,964	—	171,964
Philippines	95,022	59,766	—	154,788
Poland	—	123,296	—	123,296
Trinidad	121,869	—	—	121,869
Turkey	117,544	—	—	117,544
United States	57,874	—	—	57,874
Exchange-Traded Fund	128,041	—	—	128,041
Short-Term Investment Funds	198,866	—	—	198,866
Total	$8,339,360	$4,472,904	$—	$12,812,264

At March 31, 2018, equity securities valued at $427,049 and $2,775,836 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when there is no longer movement of the designated U.S. market index or required confidence levels were not reached in the systematic model.

See accompanying Notes to Financial Statements.

22

Portfolio of Investments

Touchstone High Yield Fund – March 31, 2018 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 98.3%

	Consumer Discretionary — 19.1%
$263,000	1011778 BC ULC / New Red Finance,
	Inc. (Canada), 144a, 4.250%, 5/15/24	$251,560
1,000,000	1011778 BC ULC / New Red Finance,
	Inc. (Canada), 144a,
	5.000%, 10/15/25	952,200
414,000	ACCO Brands Corp., 144a,
	5.250%, 12/15/24	416,070
381,000	AMC Entertainment Holdings, Inc.,
	5.875%, 11/15/26†	374,333
265,000	AMC Networks, Inc., 4.750%, 8/1/25	255,362
492,000	AMC Networks, Inc., 5.000%, 4/1/24	486,180
245,000	Aramark Services, Inc., 144a,
	5.000%, 2/1/28	239,794
446,000	Avis Budget Car Rental LLC / Avis
	Budget Finance, Inc.,
	5.500%, 4/1/23	444,885
598,000	Avis Budget Car Rental LLC / Avis
	Budget Finance, Inc., 144a,
	5.125%, 6/1/22	598,030
41,000	Avon Products, Inc., 6.600%, 3/15/20	40,795
985,000	Belo Corp., 7.250%, 9/15/27	1,060,106
339,000	Block Communications, Inc., 144a,
	6.875%, 2/15/25	340,892
661,000	Booz Allen Hamilton, Inc., 144a,
	5.125%, 5/1/25	644,475
555,000	Brinker International, Inc.,
	3.875%, 5/15/23	530,025
534,000	Brinker International, Inc., 144a,
	5.000%, 10/1/24	523,320
352,000	Cable One, Inc., 144a, 5.750%, 6/15/22	359,040
943,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	935,645
625,000	Cardtronics, Inc., 5.125%, 8/1/22	609,212
271,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 1/15/24	275,065
797,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.125%, 5/1/27	756,672
1,325,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.750%, 2/15/26	1,318,388
215,000	Cedar Fair LP / Canada's Wonderland
	Co. / Magnum Management Corp. /
	Millennium Op, 144a,
	5.375%, 4/15/27	212,850
700,000	Century Communities, Inc.,
	5.875%, 7/15/25	666,750
1,399,000	Cimpress NV (Netherlands), 144a,
	7.000%, 4/1/22	1,458,458
290,000	Delphi Technologies PLC (Jersey),
	144a, 5.000%, 10/1/25	278,038
36,000	Dollar Tree, Inc., 5.750%, 3/1/23	37,578
395,000	Downstream Development Authority
	of the Quapaw Tribe of Oklahoma,
	144a, 10.500%, 2/15/23	404,875
243,000	GLP Capital LP / GLP Financing II, Inc.,
	5.375%, 11/1/23	251,741
1,025,000	GLP Capital LP / GLP Financing II, Inc.,
	5.375%, 4/15/26	1,040,375
481,000	Hanesbrands, Inc., 144a,
	4.625%, 5/15/24	470,779
474,000	Hertz Corp. (The), 5.875%, 10/15/20	469,852
540,000	Hertz Corp. (The), 144a,
	7.625%, 6/1/22	548,100
1,051,000	International Game Technology PLC
	(United Kingdom), 144a,
	6.250%, 2/15/22	1,100,922
116,000	JC Penney Corp., Inc., 8.125%, 10/1/19	123,105
638,000	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC, 144a,
	5.000%, 6/1/24	634,012
270,000	Lennar Corp., 4.125%, 1/15/22	265,532
402,000	Lennar Corp., 4.750%, 5/30/25	395,970
398,000	Lennar Corp., 4.875%, 12/15/23	399,532
437,000	Lennar Corp., 144a, 4.750%, 11/29/27	418,428
620,000	Lennar Corp., 144a, 5.375%, 10/1/22	637,050
168,000	Lennar Corp., 144a, 5.875%, 11/15/24	173,880
305,000	Live Nation Entertainment, Inc., 144a,
	4.875%, 11/1/24	297,375
191,000	Live Nation Entertainment, Inc., 144a,
	5.625%, 3/15/26	193,388
843,000	LSC Communications, Inc., 144a,
	8.750%, 10/15/23	867,489
205,000	M/I Homes, Inc., 5.625%, 8/1/25	199,557
998,000	Mattel, Inc., 144a, 6.750%, 12/31/25	975,545
1,021,000	MDC Partners, Inc. (Canada), 144a,
	6.500%, 5/1/24	992,922
531,000	Meritage Homes Corp.,
	7.150%, 4/15/20	560,205
1,397,000	MGM Resorts International,
	6.000%, 3/15/23	1,466,850
185,000	Netflix, Inc., 5.750%, 3/1/24	192,400
546,000	New Home Co., Inc. (The),
	7.250%, 4/1/22	566,475
493,000	Penske Automotive Group, Inc.,
	5.375%, 12/1/24	495,465
691,000	Quad/Graphics, Inc., 7.000%, 5/1/22	715,185
700,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	717,500
200,000	QVC, Inc., 5.125%, 7/2/22	206,286
246,000	Sabre GLBL, Inc., 144a,
	5.250%, 11/15/23	248,534
343,000	Sabre GLBL, Inc., 144a,
	5.375%, 4/15/23	346,001
276,000	Scotts Miracle-Gro Co. (The),
	5.250%, 12/15/26	273,585
253,000	Service Corp. International,
	5.375%, 5/15/24	262,880
896,000	ServiceMaster Co. LLC (The), 144a,
	5.125%, 11/15/24	866,880
824,000	SFR Group SA (France), 144a,
	6.250%, 5/15/24	776,620
284,000	SFR Group SA (France), 144a,
	7.375%, 5/1/26	270,510

23

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.3% (Continued)

	Consumer Discretionary — (Continued)
$440,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	$436,700
248,000	Sirius XM Radio, Inc., 144a,
	5.375%, 7/15/26	244,900
126,000	Sirius XM Radio, Inc., 144a,
	6.000%, 7/15/24	129,543
243,000	Sonic Automotive, Inc.,
	5.000%, 5/15/23	230,850
533,000	Sonic Automotive, Inc.,
	6.125%, 3/15/27	514,345
491,000	Tempur Sealy International, Inc.,
	5.625%, 10/15/23	492,620
413,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	437,780
228,000	United Rentals North America, Inc.,
	4.625%, 10/15/25	221,730
317,000	United Rentals North America, Inc.,
	5.875%, 9/15/26	329,680
490,000	William Lyon Homes, Inc.,
	5.875%, 1/31/25	479,857
632,000	Wyndham Hotels & Resorts, Inc., 144a,
	5.375%, 4/15/26	638,320
		37,047,853

	Energy — 15.7%
684,000	Blue Racer Midstream LLC / Blue Racer
	Finance Corp., 144a,
	6.125%, 11/15/22	695,970
510,000	Carrizo Oil & Gas, Inc.,
	6.250%, 4/15/23†	510,000
638,000	Cheniere Corpus Christi Holdings LLC,
	5.875%, 3/31/25	667,508
398,000	Cheniere Corpus Christi Holdings LLC,
	7.000%, 6/30/24	440,288
725,000	Delek Logistics Partners LP, 144a,
	6.750%, 5/15/25	732,250
774,000	Endeavor Energy Resources LP / EER
	Finance, Inc., 144a, 5.750%, 1/30/28	771,098
757,000	Energy Transfer Equity LP,
	5.500%, 6/1/27	758,892
823,000	Ensco PLC (United Kingdom),
	7.750%, 2/1/26	755,102
204,000	Exterran Energy Solutions LP / EES
	Finance Corp., 144a, 8.125%, 5/1/25	216,240
945,000	Extraction Oil & Gas, Inc., 144a,
	5.625%, 2/1/26	893,025
205,000	Extraction Oil & Gas, Inc., 144a,
	7.375%, 5/15/24	214,225
251,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.000%, 5/15/23	247,235
636,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.250%, 5/15/26	605,790
1,063,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.750%, 8/1/22	1,090,904
1,493,000	Gulfport Energy Corp.,
	6.375%, 5/15/25	1,429,548
345,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 5.750%, 10/1/25	341,550
413,000	MEG Energy Corp. (Canada), 144a,
	6.375%, 1/30/23	344,855
255,000	Moss Creek Resources Holdings, Inc.,
	144a, 7.500%, 1/15/26	257,155
1,076,000	Murphy Oil USA, Inc., 5.625%, 5/1/27	1,078,690
1,206,000	Parkland Fuel Corp. (Canada), 144a,
	6.000%, 4/1/26	1,212,030
1,062,000	PDC Energy, Inc., 6.125%, 9/15/24	1,083,240
421,000	PDC Energy, Inc., 144a,
	5.750%, 5/15/26	413,632
574,000	Peabody Energy Corp., 144a,
	6.000%, 3/31/22	585,480
539,000	Peabody Energy Corp., 144a,
	6.375%, 3/31/25	559,212
320,000	Precision Drilling Corp. (Canada), 144a,
	7.125%, 1/15/26	316,800
276,000	QEP Resources, Inc., 5.375%, 10/1/22	275,655
193,000	QEP Resources, Inc., 5.625%, 3/1/26	182,385
598,000	QEP Resources, Inc., 6.800%, 3/1/20	624,910
460,000	Range Resources Corp.,
	4.875%, 5/15/25	426,650
627,000	Range Resources Corp.,
	5.000%, 8/15/22	606,622
174,000	Range Resources Corp.,
	5.000%, 3/15/23	166,831
15,000	Range Resources Corp.,
	5.750%, 6/1/21	15,300
285,000	Rockies Express Pipeline LLC, 144a,
	6.875%, 4/15/40	328,713
784,000	Sanchez Energy Corp., 144a,
	7.250%, 2/15/23	787,920
519,000	SemGroup Corp. / Rose Rock Finance
	Corp., 5.625%, 7/15/22	503,430
581,000	SemGroup Corp. / Rose Rock Finance
	Corp., 5.625%, 11/15/23	549,045
1,179,000	Shelf Drilling Holdings Ltd. (Cayman
	Islands), 144a, 8.250%, 2/15/25	1,181,948
1,171,000	Southwestern Energy Co.,
	6.700%, 1/23/25	1,136,456
896,000	Southwestern Energy Co.,
	7.500%, 4/1/26	904,960
159,000	Sunoco LP / Sunoco Finance Corp.,
	144a, 4.875%, 1/15/23	153,236
247,000	Sunoco LP / Sunoco Finance Corp.,
	144a, 5.500%, 2/15/26	238,355
1,080,000	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp., 144a,
	5.500%, 9/15/24	1,098,900
253,000	Tallgrass Energy Partners LP / Tallgrass
	Energy Finance Corp., 144a,
	5.500%, 1/15/28	255,214
313,000	TerraForm Power Operating LLC, 144a,
	4.250%, 1/31/23	300,871
313,000	TerraForm Power Operating LLC, 144a,
	5.000%, 1/31/28	296,959

24

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.3% (Continued)

	Energy — (Continued)
$734,400	Transocean Phoenix 2 Ltd. (Cayman
	Islands), 144a, 7.750%, 10/15/24	$780,300
554,000	Tullow Oil PLC (United Kingdom),
	144a, 7.000%, 3/1/25	554,000
353,000	Ultra Resources, Inc., 144a,
	6.875%, 4/15/22	307,110
475,000	Ultra Resources, Inc., 144a,
	7.125%, 4/15/25	391,875
1,484,000	Unit Corp., 6.625%, 5/15/21	1,484,000
314,000	Williams Cos., Inc. (The),
	5.750%, 6/24/44	332,055
223,000	Williams Cos., Inc. (The),
	7.500%, 1/15/31	271,363
		30,375,782

	Telecommunication Services — 14.6%
1,599,000	Altice Financing SA (Luxembourg),
	144a, 6.625%, 2/15/23	1,583,010
463,000	Altice Financing SA (Luxembourg),
	144a, 7.500%, 5/15/26	453,740
761,000	Altice US Finance I Corp., 144a,
	5.500%, 5/15/26	743,801
580,000	CenturyLink, Inc., 5.625%, 4/1/25†	523,450
1,432,000	CenturyLink, Inc., 5.800%, 3/15/22	1,397,990
436,000	CenturyLink, Inc., 6.450%, 6/15/21	444,720
564,000	CenturyLink, Inc., 6.875%, 1/15/28	510,420
741,000	CommScope Technologies LLC, 144a,
	5.000%, 3/15/27	703,950
204,000	CommScope Technologies LLC, 144a,
	5.500%, 6/15/24	208,335
1,920,000	CSC Holdings LLC, 5.250%, 6/1/24	1,826,400
813,000	CSC Holdings LLC, 144a,
	10.125%, 1/15/23	902,430
1,413,000	DISH DBS Corp., 5.875%, 7/15/22	1,351,181
986,000	DISH DBS Corp., 6.750%, 6/1/21	992,162
509,000	EW Scripps Co. (The), 144a,
	5.125%, 5/15/25	473,370
100,000	Frontier Communications Corp.,
	7.125%, 1/15/23	67,469
290,000	Frontier Communications Corp.,
	8.500%, 4/15/20†	291,812
2,071,000	Frontier Communications Corp.,
	10.500%, 9/15/22†	1,732,039
595,000	Frontier Communications Corp., 144a,
	8.500%, 4/1/26	575,662
474,000	Gray Television, Inc., 144a,
	5.125%, 10/15/24	458,595
741,000	Intelsat Jackson Holdings SA
	(Luxembourg), 5.500%, 8/1/23	596,505
49,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.500%, 4/1/21	44,376
348,000	Lamar Media Corp., 5.375%, 1/15/24	358,440
378,000	Level 3 Financing, Inc., 5.625%, 2/1/23	378,359
680,000	Meredith Corp., 144a, 6.875%, 2/1/26	697,850
113,000	Nexstar Broadcasting, Inc., 144a,
	5.625%, 8/1/24	110,706
362,000	Nokia OYJ (Finland), 3.375%, 6/12/22	348,896
362,000	Nokia OYJ (Finland), 4.375%, 6/12/27	339,828
652,000	Qualitytech LP/QTS Finance Corp.,
	144a, 4.750%, 11/15/25	612,880
305,000	Qwest Corp., 6.750%, 12/1/21	326,987
506,000	SFR Group SA (France), 144a,
	6.000%, 5/15/22	494,605
505,000	Sprint Capital Corp., 6.875%, 11/15/28	470,912
602,000	Sprint Communications, Inc.,
	6.000%, 11/15/22	590,712
1,993,000	Sprint Corp., 7.125%, 6/15/24	1,943,175
223,000	Sprint Corp., 7.625%, 2/15/25	219,098
293,000	Sprint Corp., 7.625%, 3/1/26	285,880
865,000	Telecom Italia Capital SA
	(Luxembourg), 6.375%, 11/15/33	938,525
1,396,000	T-Mobile USA, Inc., 6.000%, 4/15/24	1,454,074
200,000	T-Mobile USA, Inc., 6.500%, 1/15/26	212,500
421,000	Univision Communications, Inc., 144a,
	5.125%, 5/15/23	401,045
263,000	Univision Communications, Inc., 144a,
	5.125%, 2/15/25	245,248
374,000	UPCB Finance IV Ltd. (Cayman Islands),
	144a, 5.375%, 1/15/25	360,910
636,000	ViaSat, Inc., 144a, 5.625%, 9/15/25	612,341
391,000	Videotron Ltd. (Canada),
	5.000%, 7/15/22	396,865
575,000	Zayo Group LLC / Zayo Capital, Inc.,
	144a, 5.750%, 1/15/27	562,062
		28,243,315

	Financials — 8.7%
73,000	Aircastle Ltd. (Bermuda),
	5.000%, 4/1/23	75,281
612,000	Aircastle Ltd. (Bermuda),
	5.500%, 2/15/22	638,010
555,000	Ally Financial, Inc., 5.750%, 11/20/25	571,816
926,000	Ally Financial, Inc., 8.000%, 11/1/31	1,130,878
978,000	Bank of America Corp., 6.100%(A)	1,029,345
314,000	CIT Group, Inc., 6.125%, 3/9/28	325,775
616,000	Cooke Omega Investments, Inc. /
	Alpha VesselCo Holdings Inc.
	(Canada), 144a, 8.500%, 12/15/22	614,460
263,000	Credit Acceptance Corp.,
	6.125%, 2/15/21	264,894
701,000	Credit Acceptance Corp.,
	7.375%, 3/15/23	729,916
781,000	CyrusOne LP / CyrusOne Finance
	Corp., 5.000%, 3/15/24	781,976
277,000	CyrusOne LP / CyrusOne Finance
	Corp., 5.375%, 3/15/27	276,308
378,000	Dana Financing Luxembourg Sarl
	(Luxembourg), 144a,
	5.750%, 4/15/25	385,088
667,000	FirstCash, Inc., 144a, 5.375%, 6/1/24	677,639
322,000	Goldman Sachs Group, Inc. (The)., Ser
	P, 5.000%(A)	313,145

25

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.3% (Continued)

	Financials — (Continued)
$1,064,000	JPMorgan Chase & Co., Ser Z,
	5.300%(A)	$1,092,728
844,000	MetLife, Inc., Ser C, 5.250%(A)	862,771
47,000	MGIC Investment Corp.,
	5.750%, 8/15/23	49,232
297,000	Navient Corp., 5.000%, 10/26/20	298,856
549,000	Navient Corp., 6.500%, 6/15/22	567,529
637,000	Navient Corp. MTN, 7.250%, 1/25/22	672,831
504,000	OneMain Financial Holdings LLC,
	144a, 7.250%, 12/15/21	522,270
932,000	Quicken Loans, Inc., 144a,
	5.250%, 1/15/28	871,420
675,000	Quicken Loans, Inc., 144a,
	5.750%, 5/1/25	673,312
430,000	Radian Group, Inc., 4.500%, 10/1/24	420,325
497,000	Realogy Group LLC / Realogy
	Co.-Issuer Corp., 144a,
	4.875%, 6/1/23	475,878
1,187,000	Royal Bank of Scotland Group PLC
	(United Kingdom),
	6.125%, 12/15/22	1,257,405
641,000	Springleaf Finance Corp.,
	5.625%, 3/15/23	629,782
382,000	Springleaf Finance Corp.,
	6.875%, 3/15/25	383,432
255,000	Travelport Corporate Finance PLC
	(United Kingdom), 144a,
	6.000%, 3/15/26	255,956
		16,848,258

	Health Care — 8.4%
337,000	Acadia Healthcare Co., Inc.,
	5.625%, 2/15/23	341,212
475,000	Acadia Healthcare Co., Inc.,
	6.500%, 3/1/24	494,000
1,013,000	Centene Corp., 4.750%, 1/15/25	987,675
196,000	Charles River Laboratories
	International, Inc., 144a,
	5.500%, 4/1/26	198,695
1,087,000	CHS/Community Health Systems, Inc.,
	6.250%, 3/31/23	1,001,399
1,050,000	Encompass Health Corp.,
	5.750%, 11/1/24	1,068,375
488,000	Envision Healthcare Corp.,
	5.625%, 7/15/22	490,196
156,000	Envision Healthcare Corp., 144a,
	5.125%, 7/1/22	155,220
470,000	Envision Healthcare Corp., 144a,
	6.250%, 12/1/24	485,275
1,362,000	HCA, Inc., 5.375%, 2/1/25	1,365,405
371,000	HCA, Inc., 5.875%, 5/1/23	383,985
1,602,000	HCA, Inc., 5.875%, 2/15/26	1,630,035
410,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	4.875%, 4/15/20	389,500
952,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.500%, 4/15/25	738,990
684,000	Select Medical Corp., 6.375%, 6/1/21	694,260
251,000	Teleflex, Inc., 4.625%, 11/15/27	241,590
134,000	Teleflex, Inc., 4.875%, 6/1/26	132,660
223,000	Tenet Healthcare Corp.,
	4.500%, 4/1/21	221,049
250,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	251,875
1,613,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	1,667,439
705,000	Tenet Healthcare Corp., 144a,
	5.125%, 5/1/25	677,681
320,000	Tenet Healthcare Corp., 144a,
	7.500%, 1/1/22	337,200
967,000	Teva Pharmaceutical Finance
	Netherlands III BV (Netherlands),
	144a, 6.750%, 3/1/28	955,520
947,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	954,102
492,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.125%, 4/15/25	424,596
		16,287,934

	Consumer Staples — 8.2%
1,123,000	Albertsons Cos. LLC / Safeway, Inc. /
	New Albertson's Inc. / Albertson's
	LLC, 5.750%, 3/15/25	957,694
303,000	American Woodmark Corp., 144a,
	4.875%, 3/15/26	295,804
1,020,000	B&G Foods, Inc., 5.250%, 4/1/25	950,181
521,000	Beacon Escrow Corp., 144a,
	4.875%, 11/1/25	496,252
525,000	Cardtronics, Inc. / Cardtronics USA
	Inc., 144a, 5.500%, 5/1/25	494,812
671,000	CDK Global, Inc., 144a, 4.875%, 6/1/27	645,838
478,000	Central Garden & Pet Co.,
	5.125%, 2/1/28	454,100
818,000	Cott Holdings, Inc., 144a,
	5.500%, 4/1/25	807,775
374,000	Cumberland Farms, Inc., 144a,
	6.750%, 5/1/25	388,960
748,000	First Quality Finance Co., Inc., 144a,
	5.000%, 7/1/25	716,210
455,000	H&E Equipment Services, Inc.,
	5.625%, 9/1/25	458,981
310,000	IHS Markit Ltd. (Bermuda), 144a,
	4.000%, 3/1/26	297,600
321,000	IHS Markit Ltd. (Bermuda), 144a,
	5.000%, 11/1/22	333,038
775,000	Ingles Markets, Inc., 5.750%, 6/15/23	774,768
478,000	JBS USA LUX SA / JBS USA Finance,
	Inc., 144a, 6.750%, 2/15/28	458,880
298,000	JBS USA LUX SA / JBS USA Finance,
	Inc., 144a, 7.250%, 6/1/21	300,235

26

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.3% (Continued)

	Consumer Staples — (Continued)
160,000	JBS USA LUX SA / JBS USA Finance,
	Inc., 144a, 7.250%, 6/1/21	$161,200
384,000	JBS USA LUX SA/ JBS USA Finance,
	Inc., 144a, 5.875%, 7/15/24	374,515
309,000	Performance Food Group, Inc., 144a,
	5.500%, 6/1/24	310,545
66,000	Pilgrim's Pride Corp., 144a,
	5.750%, 3/15/25	64,093
66,000	Pilgrim's Pride Corp., 144a,
	5.875%, 9/30/27	62,192
816,000	Post Holdings, Inc., 144a,
	5.000%, 8/15/26	775,200
389,000	Post Holdings, Inc., 144a,
	5.500%, 3/1/25	383,165
502,000	Post Holdings, Inc., 144a,
	5.625%, 1/15/28	479,410
2,197,000	Rite Aid Corp., 144a, 6.125%, 4/1/23	2,213,478
1,402,000	Staples, Inc., 144a, 8.500%, 9/15/25	1,296,850
1,044,000	TreeHouse Foods, Inc., 144a,
	6.000%, 2/15/24	1,050,525
		16,002,301

	Industrials — 6.8%
502,000	Adient Global Holdings Ltd. (Jersey),
	144a, 4.875%, 8/15/26	474,390
720,000	AECOM Global II LLC / URS Fox US LP,
	5.000%, 4/1/22	731,503
691,071	American Airlines 2013-2 Class B Pass
	Through Trust, 144a,
	5.600%, 7/15/20	708,348
92,000	Amsted Industries, Inc., 144a,
	5.375%, 9/15/24	92,000
245,000	Arconic, Inc., 5.870%, 2/23/22	257,250
510,000	Ardagh Packaging Finance PLC /
	Ardagh Holdings USA, Inc. (Ireland),
	144a, 6.000%, 2/15/25	512,550
249,000	Berry Global, Inc., 144a,
	4.500%, 2/15/26	235,616
591,000	Bombardier, Inc. (Canada), 144a,
	6.000%, 10/15/22	585,829
540,000	Bombardier, Inc. (Canada), 144a,
	7.500%, 3/15/25	554,175
622,000	Crown Americas LLC / Crown
	Americas Capital Corp. VI, 144a,
	4.750%, 2/1/26	601,785
514,000	FXI Holdings, Inc., 144a,
	7.875%, 11/1/24	503,398
287,000	James Hardie International Finance
	DAC. (Ireland), 144a,
	4.750%, 1/15/25	281,260
464,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	478,500
191,000	Jeld-Wen, Inc., 144a, 4.625%, 12/15/25	181,928
400,000	Louisiana-Pacific Corp.,
	4.875%, 9/15/24	401,000
121,000	Moog, Inc., 144a, 5.250%, 12/1/22	124,025
804,000	Multi-Color Corp., 144a,
	4.875%, 11/1/25	751,740
436,000	Multi-Color Corp., 144a,
	6.125%, 12/1/22	449,080
701,000	New Enterprise Stone & Lime Co., Inc.,
	144a, 6.250%, 3/15/26	701,876
256,000	Owens-Brockway Glass Container, Inc.,
	144a, 5.875%, 8/15/23	264,960
353,000	Plastipak Holdings, Inc., 144a,
	6.250%, 10/15/25	352,118
365,000	Standard Industries, Inc./NJ, 144a,
	5.375%, 11/15/24	369,562
649,000	Standard Industries, Inc./NJ, 144a,
	6.000%, 10/15/25	665,225
406,000	Tenneco, Inc., 5.000%, 7/15/26	393,942
391,000	TransDigm, Inc., 5.500%, 10/15/20	393,444
239,000	Triumph Group, Inc., 4.875%, 4/1/21	233,622
570,000	Triumph Group, Inc., 5.250%, 6/1/22	552,900
499,000	Triumph Group, Inc., 7.750%, 8/15/25	511,475
165,198	United Airlines 2014-2 Class B Pass
	Through Trust, 4.625%, 9/3/22	167,346
655,000	Wabash National Corp., 144a,
	5.500%, 10/1/25	638,625
		13,169,472

	Materials — 6.4%
200,000	Alcoa Nederland Holding BV
	(Netherlands), 144a,
	6.750%, 9/30/24	214,000
876,000	Alcoa Nederland Holding BV
	(Netherlands), 144a,
	7.000%, 9/30/26	943,890
315,000	Ball Corp., 4.875%, 3/15/26	315,819
233,000	Blue Cube Spinco, Inc.,
	9.750%, 10/15/23	267,146
30,000	Cascades, Inc. (Canada), 144a,
	5.500%, 7/15/22	30,188
441,000	Cascades, Inc. (Canada), 144a,
	5.750%, 7/15/23	447,615
761,000	CVR Partners LP / CVR Nitrogen
	Finance Corp., 144a,
	9.250%, 6/15/23	810,237
1,113,000	Freeport-McMoRan, Inc.,
	3.550%, 3/1/22	1,076,828
646,000	Freeport-McMoRan, Inc.,
	6.750%, 2/1/22	667,802
112,000	Freeport-McMoRan, Inc.,
	6.875%, 2/15/23	120,120
708,000	Hudbay Minerals, Inc. (Canada), 144a,
	7.250%, 1/15/23	734,550
579,000	Hudbay Minerals, Inc. (Canada), 144a,
	7.625%, 1/15/25	611,569
111,000	Kaiser Aluminum Corp.,
	5.875%, 5/15/24	114,885
1,060,000	Kinross Gold Corp. (Canada), 144a,
	4.500%, 7/15/27	1,038,058

27

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.3% (Continued)

	Materials — (Continued)
$365,000	Lundin Mining Corp. (Canada), 144a,
	7.875%, 11/1/22	$385,531
765,000	NOVA Chemicals Corp. (Canada), 144a,
	4.875%, 6/1/24	732,488
373,000	NOVA Chemicals Corp. (Canada), 144a,
	5.250%, 8/1/23	375,331
359,000	Olin Corp., 5.000%, 2/1/30	343,742
144,000	PolyOne Corp., 5.250%, 3/15/23	147,600
394,000	Steel Dynamics, Inc., 4.125%, 9/15/25	375,285
376,000	Steel Dynamics, Inc., 5.000%, 12/15/26	376,000
249,000	Steel Dynamics, Inc., 5.250%, 4/15/23	252,112
588,000	Teck Resources Ltd. (Canada),
	6.250%, 7/15/41	623,280
515,000	Trinseo Materials Operating SCA /
	Trinseo Materials Finance, Inc.
	(Luxembourg), 144a,
	5.375%, 9/1/25	505,988
906,000	Tronox, Inc., 144a, 6.500%, 4/15/26	906,000
		12,416,064

	Information Technology — 4.8%
849,000	CDW LLC / CDW Finance Corp.,
	5.500%, 12/1/24	885,337
148,000	Dell International LLC / EMC Corp.,
	144a, 5.875%, 6/15/21	152,070
1,142,000	Dell International LLC / EMC Corp.,
	144a, 7.125%, 6/15/24	1,221,335
1,016,000	Diebold Nixdorf, Inc., 8.500%, 4/15/24	1,069,340
711,000	EMC Corp., 3.375%, 6/1/23	655,811
896,000	First Data Corp., 144a, 5.000%, 1/15/24	896,000
578,000	First Data Corp., 144a, 5.375%, 8/15/23	588,115
336,000	First Data Corp., 144a, 7.000%, 12/1/23	352,699
211,000	j2 Cloud Services LLC / j2 Global
	Co.-Obligor, Inc., 144a,
	6.000%, 7/15/25	216,011
249,000	Match Group, Inc., 144a,
	5.000%, 12/15/27	245,265
652,000	Netflix, Inc., 144a, 4.875%, 4/15/28	626,963
776,000	Open Text Corp. (Canada), 144a,
	5.875%, 6/1/26	798,077
238,000	Quintiles IMS, Inc., 144a,
	4.875%, 5/15/23	242,462
415,000	Sensata Technologies BV
	(Netherlands), 144a,
	5.000%, 10/1/25	408,775
338,000	Symantec Corp., 144a,
	5.000%, 4/15/25	340,890
147,000	VeriSign, Inc., 4.750%, 7/15/27	140,752
605,000	Western Digital Corp., 4.750%, 2/15/26	603,669
		9,443,571

	Utilities — 3.6%
554,000	AES Corp./VA, 4.875%, 5/15/23	563,695
699,000	DPL, Inc., 7.250%, 10/15/21	757,541
302,000	Dynegy, Inc., 5.875%, 6/1/23	309,610
767,000	Dynegy, Inc., 7.375%, 11/1/22	808,226
541,000	GenOn Energy, Inc., 10/15/18(B)	438,210
500,000	GenOn Energy, Inc., 6/15/28(B)	412,500
462,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 6.125%, 3/1/25	440,055
650,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 6.875%, 10/15/21	648,375
869,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 7.500%, 11/1/23	872,259
595,000	NRG Energy, Inc., 6.250%, 7/15/22	612,672
446,000	NRG Energy, Inc., 7.250%, 5/15/26	471,779
198,000	NRG Energy, Inc., 144a,
	5.750%, 1/15/28	193,545
400,000	Rockpoint Gas Storage Canada Ltd.,
	144a, 7.000%, 3/31/23	399,500
		6,927,967

	Real Estate — 2.0%
123,000	CoreCivic, Inc. REIT, 4.625%, 5/1/23	122,078
549,000	CoreCivic, Inc. REIT, 4.750%, 10/15/27	516,060
263,000	Equinix, Inc. REIT, 5.375%, 5/15/27	266,945
1,238,000	ESH Hospitality, Inc. REIT, 144a,
	5.250%, 5/1/25	1,204,326
110,000	GEO Group, Inc. (The) REIT,
	5.125%, 4/1/23	108,625
523,000	MGM Growth Properties Operating
	Partnership LP / MGP Finance
	Co.-Issuer, Inc. REIT, 5.625%, 5/1/24	538,690
1,112,000	Sabra Health Care LP. REIT,
	5.125%, 8/15/26	1,072,008
		3,828,732
	Total Corporate Bonds	$190,591,249

Shares
	Short-Term Investment Funds — 1.9%
665,737	Dreyfus Government Cash
	Management, Institutional Shares,
	1.54%∞Ω	665,737
2,972,535	Invesco Government & Agency
	Portfolio, Institutional Class,
	1.48%**∞Ω	2,972,535
	Total Short-Term Investment Funds	$3,638,272

	Total Investment Securities —100.2%
	(Cost $197,833,339)	$194,229,521

	Liabilities in Excess of
	Other Assets — (0.2%)	(476,147)
	Net Assets — 100.0%	$193,753,374

28

Touchstone High Yield Fund (Unaudited) (Continued)

(A)	Perpetual Bond - A bond with no definite maturity date.

(B)	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of March 31, 2018 was 850,710 or 0.4% of net assets.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2018 was $2,866,741.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

DAC - Designated Activity Company

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities were valued at $90,845,768 or 46.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$190,591,249	$—	$190,591,249
Short-Term Investment Funds	3,638,272	—	—	3,638,272
Total	$3,638,272	$190,591,249	$—	$194,229,521

See accompanying Notes to Financial Statements.

29

Portfolio of Investments

Touchstone Merger Arbitrage Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 95.8%

Financials — 57.6%
Avista Healthcare Public Acquisition
Corp. - Class A (Cayman Islands)*††	123,683	$1,235,593
Big Rock Partners Acquisition Corp.*	127,900	1,321,207
Black Ridge Acquisition Corp.*	195,824	1,897,535
Capitol Investment Corp. IV - Class A
(Cayman Islands)*	176,350	1,707,068
Capitol Investment Corp. IV (Cayman
Islands)*	228,571	2,308,567
Constellation Alpha Capital Corp.
(British Virgin Islands)*	329,230	3,249,500
Constellation Alpha Capital Corp.
(British Virgin Islands)*	329,230	118,523
DFB Healthcare Acquisitions Corp.*	88,256	886,973
Draper Oakwood Technology
Acquisition, Inc.*	74,275	796,971
Draper Oakwood Technology
Acquisition, Inc., Class A*	91,899	908,881
Federal Street Acquisition Corp.
- Class A*	490,614	4,744,237
FinTech Acquisition Corp. II*††	379,413	3,771,365
GigCapital, Inc.*	132,947	1,379,990
Gores Holdings II, Inc., Class A*	342,040	3,420,400
GTY Technology Holdings, Inc.,
Class A (Cayman Islands)*††	377,137	3,737,428
Haymaker Acquisition Corp.*	518,450	5,158,578
Hennessy Capital Acquisition Corp. III*	142,912	1,503,434
Hennessy Capital Acquisition Corp. III*	122,869	1,216,403
Industrea Acquisition Corp.*	12,344	125,785
Industrea Acquisition Corp., Class A*	70,469	691,301
Kayne Anderson Acquisition Corp.,
Class A*	529,589	5,184,676
Landcadia Holdings, Inc.*††	325,932	3,272,357
Legacy Acquisition Corp.*	400,000	3,980,000
Leisure Acquisition Corp.*	160,000	1,579,200
Leo Holdings Corp. (Cayman Islands)*	190,000	1,900,000
Matlin and Partners Acquisition Corp. -
Class A*	467,395	4,580,471
Modern Media Acquisition Corp.*	140,441	1,491,483
Mosaic Acquisition Corp. (Cayman
Islands)*	479,200	4,820,752
Mudrick Capital Acquisition Corp.*	165,296	1,677,754
Nebula Acquisition Corp.*	170,000	1,720,400
One Madison Corp. (Cayman Islands)*	295,000	2,950,000
Pensare Acquisition Corp.*	325,286	3,161,780
Platinum Eagle Acquisition Corp.
(Cayman Islands)*	158,829	1,612,114
Regalwood Global Energy Ltd. (Cayman
Islands)*	162,900	1,642,032
Saban Capital Acquisition Corp. - Class A
(Cayman Islands)*	272,103	2,704,704
Saban Capital Acquisition Corp.
(Cayman Islands)*	72,122	755,839
Sentinel Energy Services, Inc. (Cayman
Islands)*	239,500	2,375,840
Social Capital Hedosophia Holdings
Corp. (Cayman Islands)*	18,520	195,756
Tiberius Acquisition Corp.*	129,113	1,292,421
TPG Pace Energy Holdings Corp.,
Class A*	400,410	4,048,145
TPG Pace Energy Holdings Corp.,
Class A*	170,305	315,064
TPG Pace Holdings Corp., Class A
(Cayman Islands)*	484,819	4,731,833
Validus Holdings Ltd. (Bermuda)††	56,075	3,782,259
Vantage Energy Acquisition Corp.,
Class A	466,814	4,570,109
XL Group Ltd. (Bermuda)	68,795	3,801,612
		108,326,340

Information Technology — 11.6%
Blackhawk Network Holdings, Inc.*	43,620	1,949,814
Callidus Software, Inc.*	15,650	562,618
CSRA, Inc.††	94,180	3,883,041
DST Systems, Inc.	46,909	3,923,938
Microsemi Corp.*	53,110	3,437,279
MuleSoft, Inc., Class A*	77,860	3,424,283
NXP Semiconductors NV (Netherlands)*	40,500	4,738,500
		21,919,473

Consumer Discretionary — 6.1%
Lennar Corp. - Class A	22,400	1,320,256
Lennar Corp. - Class B††	24,339	1,160,727
Time Warner, Inc.††	41,200	3,896,696
Tribune Media Co., Class A††	124,510	5,043,900
		11,421,579

Industrials — 5.4%
Orbital ATK, Inc.††	23,890	3,168,053
Rockwell Collins, Inc.††	27,790	3,747,482
Sparton Corp.*	105,000	1,828,050
Student Transportation, Inc. (Canada)	188,140	1,409,169
		10,152,754

Materials — 3.8%
KapStone Paper and Packaging Corp.††	97,980	3,361,694
Monsanto Co.††	32,540	3,797,093
		7,158,787

Utilities — 3.5%
Avista Corp.††	46,713	2,394,041
Dynegy, Inc.*††	303,723	4,106,335
		6,500,376

Health Care — 2.4%
Ablynx NV. ADR*	39,200	2,138,752
Akorn, Inc.*††	126,138	2,360,042
		4,498,794

Consumer Staples — 2.3%
Blue Buffalo Pet Products, Inc.*	88,307	3,515,502
Rite Aid Corp.*	525,002	882,003
		4,397,505

30

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 95.8% (Continued)

Energy — 2.1%
Alta Mesa Resources, Inc.*††	229,899	$1,839,192
RSP Permian, Inc.*	46,950	2,201,016
		4,040,208

Telecommunication Services — 1.0%
TDC A/S (Denmark)*	220,000	1,819,958
Total Common Stocks		$180,235,774

Principal
Amount

	Corporate Bonds — 4.4%

	Financials — 2.4%
$1,000,000	Allstate Corp. (The), (3M LIBOR
	+1.935%), 3.774%, 5/15/37(A)	985,000
1,200,000	Banco Bilbao Vizcaya Argentaria SA
	(Spain), 9.000%(B)	1,206,456
1,000,000	Cooperatieve Rabobank UA
	(Netherlands), 144a, 11.000%(B)	1,093,510
500,000	Corestates Capital III, 144a, (3M LIBOR
	+0.570%), 2.409%, 2/15/27(A)	468,750
500,000	JPMorgan Chase & Co., (3M LIBOR
	+0.950%), 2.643%, 9/30/34(A)	457,500
375,000	NB Capital Trust III, (3M LIBOR
	+0.550%), 2.270%, 1/15/27(A)	352,031
		4,563,247

	Materials — 0.6%
1,000,000	Silgan Holdings, Inc., 5.500%, 2/1/22	1,017,500

	Energy — 0.5%
950,000	Alta Mesa Holdings LP / Alta Mesa
	Finance Services Corp.,
	7.875%, 12/15/24	989,188

	Consumer Discretionary — 0.5%
900,000	Williams Scotsman International, Inc.,
	144a, 7.875%, 12/15/22	930,938

	Telecommunication Services — 0.4%
750,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	770,400
	Total Corporate Bonds	$8,271,273

	Shares

Warrants — 1.0%

Financials — 0.9%
Avista Healthcare Public, Class A
(Cayman Islands), Exp 12/2/21,
Price $5.75*	308,182	$101,700
Black Ridge Acquisition Corp., Exp
10/25/22 Price $11.50*	195,824	68,538
Constellation Alpha Capital Corp.,
Class R (Cayman Islands), Exp
3/23/24, Price $11.50*	721,730	$173,215
Federal Street Acquisition Corp.,
Class A, Exp 7/24/22 Price $11.50*	214,101	246,216
Gores Holdings II, Inc., Class A, Exp
3/6/22, Price $11.50*	50,425	85,723
GTY Technology Holdings, Inc., Class
A (Cayman Islands), Exp 11/14/21,
Price $11.50*	59,477	73,157
Kayne Anderson Acquisition Corp.,
Class A, Exp 6/30/22 Price $11.50*	141,229	131,343
Landcadia Holdings, Inc., Exp 6/1/23
Price $11.50*	66,027	48,530
Matlin and Partners Acquisition Corp.,
Class A, Exp 5/28/21 Price $11.50*	376,292	199,435
Pensare Acquisition Corp., Exp 8/8/22,
Price $11.50*	107,893	53,946
TPG Pace Holdings Corp. - Class A,
Exp 8/18/22 Price $11.50*	146,011	226,317
Vantage Energy Acquisition Corp.,
Class A, Exp 4/12/24, Price $11.50*	107,685	139,991
Williams Scotsman Corp., Exp
11/29/22, Price $11.50	54,560	91,115
		1,639,226

Energy — 0.1%
Alta Mesa Resources, Inc., Exp
02/09/23, Price $7.34	164,499	254,974

Information Technology — 0.0%
Rimini Street, Inc. Exp 9/30/22, Price
$11.50	38,187	22,908
Total Warrants		$1,917,108

Principal
Amount

	Commercial Mortgage-Backed Security — 0.7%
$1,320,000	GSCCRE Commercial Mortgage Trust,
	Ser 2015-HULA, Class C, 144a, (1M
	LIBOR +2.750%), 4.527%, 8/15/32(A)	$1,324,975

	Shares

Exchange-Traded Funds — 0.1%
Consumer Discretionary Select Sector
SPDR Fund	629	63,711
Consumer Staples Select Sector SPDR
Fund	364	19,157
Financial Select Sector SPDR Fund	2,354	64,900
Health Care Select Sector SPDR Fund	192	15,629
Industrial Select Sector SPDR Fund	701	52,077
Materials Select Sector SPDR Fund	64	3,644
Technology Select Sector SPDR Fund	574	37,551
Total Exchange-Traded Funds		$256,669

31

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

	Number
	of	Notional	Market
	Contracts	Amount	Value

Purchased Options — 0.1%

Purchased Call Options — 0.1%
SPDR S&P 500 ETF Trust.,
Strike @260.00,
Exp 05/18	50	$1,315,750	$21,800
SPDR S&P 500 ETF Trust.,
Strike @264.00,
Exp 04/18	70	1,842,050	29,750
SPDR S&P 500 ETF Trust.,
Strike @267.00,
Exp 04/18	102	2,684,130	65,688
SPDR S&P 500 ETF Trust.,
Strike @270.00,
Exp 04/18	78	2,052,570	66,066
			$183,304

	Number
	of
	Rights

Rights — 0.1%
Black Ridge Acquisition Corp. Exp
7/1/19, Strike Price $11.50*	195,824	58,747
Pensare Acquisition Corp. Exp 2/1/19,
Strike Price $11.50*	215,786	97,104
Media General, Inc. Exp 12/31/23, Strike
Price $10.00(C)	208,090	20,809
Total Rights		$176,660

	Shares

Short-Term Investment Fund — 11.9%
Dreyfus Government Cash
Management, Institutional Shares,
1.54%∞Ω	22,349,409	$22,349,409

Total Long Positions
(Cost $219,311,192)		$214,715,172

Securities Sold Short — (7.6%)

Common Stocks — (7.5%)

Utilities — (2.2%)
Vistra Energy Corp.*	(198,015)	(4,124,652)

Energy — (2.0%)
Concho Resources, Inc.*	(15,024)	(2,258,558)
SPDR S&P Oil & Gas Exploration &
Production ETF	(42,000)	(1,479,240)
		(3,737,798)

Consumer Discretionary — (1.6%)
Lennar Corp. - Class A	(36,632)	(2,159,090)
Lennar Corp. - Class B	(607)	(28,948)
Sinclair Broadcast Group, Inc., Class A	(28,639)	(896,401)
		(3,084,439)

Industrials — (0.7%)
United Technologies Corp.	(10,429)	(1,312,177)

Telecommunication Services — (0.6%)
AT&T, Inc.	(32,960)	(1,175,024)

Information Technology — (0.4%)
salesforce.com, Inc.*	(5,537)	(643,953)
Total Common Stocks		$(14,078,043)

Exchange-Traded Funds — (0.1%)
Energy Select Sector SPDR Fund	(229)	(15,437)
iShares US Telecommunications ETF	(235)	(6,350)
Real Estate Select Sector SPDR Fund	(4,164)	(129,417)
Utilities Select Sector SPDR Fund	(2,281)	(115,259)
Total Exchange-Traded Funds		$(266,463)

Total Securities Sold Short
(Proceeds $14,081,089)		$(14,344,506)

	Number
	of	Notional
	Contracts	Amount

Written Options — (0.1%)

Written Put Options — (0.1%)
SPDR S&P 500 ETF Trust.,
Strike @250.00,
Exp 05/18	(50)	$(1,315,750)	(9,000)
SPDR S&P 500 ETF Trust.,
Strike @260.00,
Exp 04/18	(70)	(1,842,050)	(18,900)
SPDR S&P 500 ETF Trust.,
Strike @260.00,
Exp 04/18	(102)	(2,684,130)	(34,680)
SPDR S&P 500 ETF Trust.,
Strike @262.00,
Exp 04/18	(78)	(2,052,570)	(31,356)
SPDR S&P 500 ETF Trust.,
Strike @34.00, Exp 04/18	(210)	(3,360)	(3,360)
SPDR S&P 500 ETF Trust.,
Strike @34.50, Exp 04/18	(210)	(3,360)	(5,670)
			$(102,966)

Written Call Options — (0.0%)
SPDR S&P 500 ETF Trust.,
Strike @268.00,
Exp 04/18	(70)	(1,842,050)	(12,600)
SPDR S&P 500 ETF Trust.,
Strike @270.00,
Exp 04/18	(102)	(2,684,130)	(17,034)

32

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

	Number
	of	Notional	Market
	Contracts	Amount	Value

Written Call Options — (0.0%) (Continued)
SPDR S&P 500 ETF Trust.,
Strike @270.00,
Exp 05/18	(50)	$(1,315,750)	$(12,150)
SPDR S&P 500 ETF Trust.,
Strike @272.00,
Exp 04/18	(78)	(2,052,570)	(13,416)
			$(55,200)

Total Written Options
(Premiums received $183,789)			$(158,166)

Total — 106.4%			$200,212,500

Liabilities in Excess of Other Assets — (6.4%)			(12,113,462)

Net Assets — 100.0%			$188,099,038

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2018.

(B)	Perpetual Bond - A bond with no definite maturity date.

(C)	Level 3 - For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

*	Non-income producing security.

††	All or a portion of these securities are pledged as collateral for securities sold short and written options. The total value of the securities pledged as collateral as of March 31, 2018 was $47,901,941.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

DKK - Danish Krone

ETF - Exchange-Traded Fund

EUR - Euro

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities were valued at $4,588,572 or 2.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$180,235,774	$—	$—	$180,235,774
Corporate Bonds	—	8,271,273	—	8,271,273
Warrants	1,917,108	—	—	1,917,108
Commercial Mortgage-Backed Security	—	1,324,975	—	1,324,975
Exchange-Traded Funds	256,669	—	—	256,669
Purchased Options Equity Contracts	183,304	—	—	183,304
Rights	155,851	—	20,809	176,660
Short-Term Investment Fund	22,349,409	—	—	22,349,409
Other Financial Instruments**
Forward Foreign Currency Contracts	—	25,628	—	25,628
Total Assets	$205,098,115	$9,621,876	$20,809	$214,740,800

Liabilities:
Securities Sold Short
Common Stocks	$(14,078,043)	$—	$—	$(14,078,043)
Exchange-Traded Funds	(266,463)	—	—	(266,463)
Other Financial Instruments**
Written Options
Equity Contracts	(158,166)	—	—	(158,166)
Total Liabilities	$(14,502,672)	$—	$—	$(14,502,672)
Total	$190,595,443	$9,621,876	$20,809	$200,238,128

33

Touchstone Merger Arbitrage Fund (Unaudited) (Continued)

** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent market value for written option equity contracts and unrealized appreciation on forward foreign currency contracts.

At March 31, 2018, equity securities valued at $1,491,483 were transferred from Level 2 to Level 1. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model, provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when there is no longermovement of the designated U.S. market index or required confidence levels were not reached in the systematicmodel.

Measurements Using Unobservable Inputs (Level 3)
Assets	Rights

Beginning balance September 30, 2017	$20,809
Net change in unrealized appreciation/depreciation	—
Realized gain from distributions received	—
Ending balance March 31, 2018	$20,809

Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at March 31, 2018	$—

		Valuation	Unobservable
Rights	Fair Value	Technique	Input

Media General, Inc.
Exp 12/31/23,		Issuer	New
Strike Price $10.00	$20,809	Guidance	Issuer

Forward Foreign Currency Contracts

		Contract to				Unrealized
Counterparty	Expiration Date	Receive		Deliver		Appreciation

Brown Brothers Harriman	04/30/2018	USD	991,262	DKK	5,950,052	$6,903
Brown Brothers Harriman	04/30/2018	USD	848,844	DKK	5,104,948	4,296
Brown Brothers Harriman	05/31/2018	USD	2,194,945	EUR	1,764,000	14,429
						$25,628

See accompanying Notes to Financial Statements.

34

Portfolio of Investments

Touchstone Mid Cap Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.7%

Industrials — 22.5%
Armstrong World Industries, Inc.*	488,200	$27,485,660
Cintas Corp.	351,110	59,892,344
Copart, Inc.*	664,988	33,867,839
Old Dominion Freight Line, Inc.	268,880	39,517,294
Sensata Technologies Holding PLC
(Great Britain)*	480,710	24,915,199
		185,678,336

Consumer Discretionary — 19.5%
CarMax, Inc.*	430,160	26,644,110
Deckers Outdoor Corp.*	189,500	17,060,685
Dollar Tree, Inc.*	270,310	25,652,419
Hasbro, Inc.	275,780	23,248,254
Penske Automotive Group, Inc.	480,744	21,311,381
Tiffany & Co.	286,960	28,024,514
Whirlpool Corp.	125,070	19,149,468
		161,090,831

Financials — 18.6%
Alleghany Corp.	56,740	34,863,326
M&T Bank Corp.	202,090	37,257,312
Progressive Corp. (The)	557,500	33,968,475
T Rowe Price Group, Inc.	299,170	32,301,385
Voya Financial, Inc.	304,530	15,378,765
		153,769,263

Information Technology — 13.1%
Amphenol Corp. - Class A	400,960	34,534,685
Citrix Systems, Inc.*	303,870	28,199,136
Paychex, Inc.	495,800	30,536,322
Symantec Corp.	556,989	14,398,166
		107,668,309

Consumer Staples — 11.6%
Brown-Forman Corp. - Class B	517,230	28,137,312
Edgewell Personal Care Co.*	211,160	10,308,831
Energizer Holdings, Inc.	340,361	20,278,708
Post Holdings, Inc.*	484,917	36,737,312
		95,462,163

Materials — 10.4%
Ball Corp.	784,110	31,137,008
NewMarket Corp.	73,050	29,342,724
Vulcan Materials Co.	221,660	25,306,922
		85,786,654

Real Estate — 3.0%
STORE Capital Corp. REIT	993,630	24,661,896
Total Common Stocks		$814,117,452

Short-Term Investment Fund — 0.6%
Dreyfus Government Cash
Management, Institutional Shares,
1.54%∞Ω	4,640,637	$4,640,637

Total Investment Securities —99.3%
(Cost $689,624,731)		$818,758,089

Other Assets in Excess of Liabilities — 0.7%		5,987,368

Net Assets — 100.0%		$824,745,457

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$814,117,452	$—	$—	$814,117,452
Short-Term Investment Fund	4,640,637	—	—	4,640,637
Total	$818,758,089	$—	$—	$818,758,089

See accompanying Notes to Financial Statements.

35

Portfolio of Investments

Touchstone Mid Cap Value Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.7%

Financials — 21.2%
Allstate Corp. (The)	130,033	$12,327,128
Ameriprise Financial, Inc.	82,893	12,263,191
Blackstone Mortgage Trust, Inc. - Class A, REIT†	362,503	11,389,844
E*TRADE Financial Corp.*	227,955	12,630,987
Hanover Insurance Group, Inc. (The)	83,098	9,796,423
Hartford Financial Services Group, Inc. (The)	199,179	10,261,702
M&T Bank Corp.	45,499	8,388,196
PacWest Bancorp	232,931	11,537,073
Pinnacle Financial Partners, Inc.	155,065	9,955,173
Reinsurance Group of America, Inc.	83,098	12,797,092
Signature Bank*	86,176	12,232,683
SVB Financial Group*	46,832	11,240,148
TCF Financial Corp.	370,043	8,440,681
Unum Group	218,466	10,401,166
		153,661,487

Industrials — 13.2%
Aercap Holdings N.V. (Netherlands)*	272,069	13,799,340
Clean Harbors, Inc.*	173,531	8,470,048
Dover Corp.	135,419	13,300,854
Fluor Corp.	141,215	8,080,322
KAR Auction Services, Inc.	255,142	13,828,696
Parker-Hannifin Corp.	40,985	7,009,665
Regal-Beloit Corp.	152,398	11,178,393
Snap-on, Inc.	82,995	12,245,082
Stericycle, Inc.*	130,238	7,622,830
		95,535,230

Materials — 11.6%
Allegheny Technologies, Inc.*	346,139	8,196,572
Bemis Co., Inc.	213,798	9,304,489
Berry Global Group, Inc.*	187,073	10,253,471
FMC Corp.	157,630	12,069,729
Olin Corp.	254,132	7,723,072
PPG Industries, Inc.	89,100	9,943,560
Scotts Miracle-Gro Co. (The)	110,900	9,509,675
Sonoco Products Co.	136,548	6,622,578
Valvoline, Inc.	455,193	10,073,421
		83,696,567

Consumer Discretionary — 10.7%
Aramark	308,591	12,207,860
BorgWarner, Inc.	261,451	13,132,684
Carter's, Inc.	60,682	6,316,996
Dollar General Corp.	42,626	3,987,662
Dollar Tree, Inc.*	130,751	12,408,270
LKQ Corp.*	452,833	17,185,012
Michaels Cos., Inc. (The)*	275,814	5,436,294
Newell Brands, Inc.	280,584	7,149,280
		77,824,058

Information Technology — 8.8%
Diebold Nixdorf, Inc.	291,613	4,490,840
Fidelity National Information Services, Inc.	131,572	12,670,384
MACOM Technology Solutions Holdings, Inc.*†	867,708	14,403,953
PTC, Inc.*	136,291	10,632,061
Qorvo, Inc.*	125,878	8,868,105
Synopsys, Inc.*	150,705	12,544,684
		63,610,027

Real Estate — 7.9%
Alexandria Real Estate Equities, Inc., REIT	102,539	12,806,096
American Campus Communities, Inc., REIT	271,505	10,485,523
Brixmor Property Group, Inc., REIT	516,285	7,873,346
Equinix, Inc., REIT	21,082	8,815,228
Host Hotels & Resorts, Inc., REIT	477,147	8,894,020
Mid-America Apartment Communities, Inc., REIT	92,382	8,428,934
		57,303,147

Utilities — 7.8%
DTE Energy Co.	117,261	12,242,048
Edison International	127,359	8,107,674
Great Plains Energy, Inc.	274,634	8,730,615
Pinnacle West Capital Corp.	155,629	12,419,194
PPL Corp.	229,392	6,489,500
Westar Energy, Inc.	154,963	8,149,504
		56,138,535

Energy — 7.3%
Anadarko Petroleum Corp.	203,436	12,289,569
Cimarex Energy Co.	120,618	11,277,783
EQT Corp.	201,744	9,584,858
Newfield Exploration Co.*	320,441	7,825,169
Noble Energy, Inc.	389,022	11,787,367
		52,764,746

Health Care — 6.1%
AmerisourceBergen Corp.	62,221	5,364,072
Charles River Laboratories International, Inc.*	96,230	10,271,590
DENTSPLY SIRONA, Inc.	203,385	10,232,299
Envision Healthcare Corp.*	321,826	12,367,773
Patterson Cos., Inc.	263,452	5,856,538
		44,092,272

Consumer Staples — 4.1%
Darling Ingredients, Inc.*	418,260	7,235,898
Hain Celestial Group, Inc. (The)*	260,733	8,361,707
Kroger Co. (The)	339,830	8,135,530
TreeHouse Foods, Inc.*	160,656	6,148,305
		29,881,440
Total Common Stocks		$714,507,509

36

Touchstone Mid Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Exchange-Traded Fund — 0.3%
iShares Russell Mid-Cap Value ETF	21,441	$1,853,146

Short-Term Investment Funds — 5.6%
Dreyfus Government Cash
Management, Institutional Shares,
1.54%∞Ω	20,043,047	20,043,047
Invesco Government & Agency
Portfolio, Institutional Class,
1.48%**∞Ω	20,761,501	20,761,501
Total Short-Term Investment Funds		$40,804,548

Total Investment Securities — 104.6%
(Cost $697,021,090)		$757,165,203

Liabilities in Excess of Other Assets — (4.6%)		(33,425,751)

Net Assets — 100.0%		$723,739,452

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2018 was $21,066,580.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$714,507,509	$—	$—	$714,507,509
Exchanged-Traded Fund	1,853,146	—	—	1,853,146
Short-Term Investment Funds	40,804,548	—	—	40,804,548
Total	$757,165,203	$—	$—	$757,165,203

See accompanying Notes to Financial Statements.

37

Portfolio of Investments

Touchstone Premium Yield Equity Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.7%

Information Technology — 24.2%
Canon, Inc., ADR	76,697	$2,795,606
Cisco Systems, Inc.	70,756	3,034,725
Cypress Semiconductor Corp.	193,628	3,283,931
HP, Inc.	108,640	2,381,389
KLA-Tencor Corp.	21,247	2,316,135
QUALCOMM, Inc.	37,282	2,065,796
Sabre Corp.	114,854	2,463,618
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	64,743	2,833,154
Texas Instruments, Inc.	23,051	2,394,768
Western Digital Corp.	34,476	3,181,100
		26,750,222

Financials — 22.8%
Aegon NV (Netherlands)†	339,550	2,298,753
Bank of Montreal (Canada)	29,866	2,256,974
BB&T Corp.	87,794	4,568,800
CME Group, Inc.	16,637	2,690,868
FNF Group	57,728	2,310,275
HSBC Holdings PLC, ADR†	55,322	2,637,200
Huntington Bancshares, Inc.	211,467	3,193,152
Old Republic International Corp.	88,596	1,900,384
Toronto-Dominion Bank (The) (Canada)	58,529	3,327,374
		25,183,780

Energy — 10.2%
Enbridge, Inc. (Canada)	76,970	2,422,246
ONEOK, Inc.	45,501	2,589,917
Pembina Pipeline Corp. (Canada)	28,062	876,376
TOTAL SA, ADR	48,627	2,805,292
Williams Cos., Inc. (The)	103,428	2,571,220
		11,265,051

Telecommunication Services — 8.5%
BCE, Inc. (Canada)	57,728	2,484,613
Verizon Communications, Inc.	68,351	3,268,545
Vodafone Group PLC, ADR	131,090	3,646,924
		9,400,082

Health Care — 8.0%
AbbVie, Inc.	26,258	2,485,320
Merck & Co., Inc.	54,520	2,969,704
Pfizer, Inc.	94,008	3,336,344
		8,791,368

Real Estate — 5.6%
Crown Castle International Corp., REIT	24,053	2,636,449
Digital Realty Trust, Inc., REIT	11,225	1,182,890
Lamar Advertising Co. - Class A, REIT	37,082	2,360,640
		6,179,979

Consumer Discretionary — 4.8%
Tapestry, Inc.	42,788	2,251,077
Target Corp.	44,298	3,075,610
		5,326,687

Industrials — 4.3%
Eaton Corp. PLC (Ireland)	39,086	3,123,362
United Parcel Service, Inc. - Class B	15,635	1,636,359
		4,759,721

Utilities — 4.2%
AES Corp.	152,537	1,734,346
CenterPoint Energy, Inc.	105,167	2,881,576
		4,615,922

Materials — 3.1%
LyondellBasell Industries NV - Class A
(Netherlands)	32,672	3,452,777

Consumer Staples — 2.0%
Sysco Corp.	37,282	2,235,429
Total Common Stocks		$107,961,018

Short-Term Investment Funds — 7.0%
Dreyfus Government Cash
Management, Institutional Shares,
1.54%∞Ω	3,105,698	3,105,698
Invesco Government & Agency
Portfolio, Institutional Class,
1.48%**∞Ω	4,684,185	4,684,185
Total Short-Term Investment Funds		$7,789,883

Total Investment Securities —104.7%
(Cost $101,538,812)		$115,750,901

Liabilities in Excess of Other Assets — (4.7%)		(5,244,094)

Net Assets — 100.0%		$110,506,807

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2018 was $4,587,097.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

38

Touchstone Premium Yield Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$107,961,018	$—	$—	$107,961,018
Short-Term Investment Funds	7,789,883	—	—	7,789,883
Total	$115,750,901	$—	$—	$115,750,901

See accompanying Notes to Financial Statements.

39

Portfolio of Investments

Touchstone Sands Capital Select Growth Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.4%

Information Technology — 54.5%
Activision Blizzard, Inc.	719,000	$48,503,740
Adobe Systems, Inc.*	568,134	122,762,395
Alibaba Group Holding Ltd. ADR*	1,033,867	189,755,949
Alphabet, Inc. - Class A*	105,500	109,418,270
Alphabet, Inc. - Class C*	9,000	9,286,110
Baidu, Inc. ADR*	407,480	90,945,461
CoStar Group, Inc.*	159,098	57,701,663
Facebook, Inc. - Class A*	801,880	128,132,405
Palo Alto Networks, Inc.*	452,500	82,137,800
salesforce.com, Inc.*	1,335,612	155,331,676
ServiceNow, Inc.*	831,000	137,488,950
Splunk, Inc.*	698,844	68,759,261
Visa, Inc. - Class A	1,397,699	167,192,754
		1,367,416,434

Consumer Discretionary — 21.0%
Amazon.com, Inc.*	143,500	207,693,290
Booking Holdings, Inc.*	56,600	117,750,074
Netflix, Inc.*	548,500	161,999,475
Starbucks Corp.	692,000	40,059,880
		527,502,719

Health Care — 16.6%
Alexion Pharmaceuticals, Inc.*	425,230	47,396,136
Align Technology, Inc.*	205,000	51,481,650
BioMarin Pharmaceutical, Inc.*	538,681	43,670,869
Edwards Lifesciences Corp.*	431,677	60,227,575
Illumina, Inc.*	324,396	76,693,702
Incyte Corp.*	603,062	50,253,156
Loxo Oncology, Inc.*	262,261	30,257,052
Regeneron Pharmaceuticals, Inc.*	162,000	55,786,320
		415,766,460

Consumer Staples — 3.2%
Monster Beverage Corp.*	1,405,000	80,380,050

Financials — 3.1%
Charles Schwab Corp. (The)	1,468,000	76,658,960
Total Common Stocks		$2,467,724,623

Short-Term Investment Fund — 1.8%
Dreyfus Government Cash
Management, Institutional Shares,
1.54%∞Ω	44,271,938	$44,271,938

Total Investment Securities —100.2%
(Cost $1,096,584,451)		$2,511,996,561

Liabilities in Excess of Other Assets — (0.2%)		(5,405,847)

Net Assets — 100.0%		$2,506,590,714

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviation:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$2,467,724,623	$—	$—	$2,467,724,623
Short-Term Investment Fund	44,271,938	—	—	44,271,938
Total	$2,511,996,561	$—	$—	$2,511,996,561

See accompanying Notes to Financial Statements.

40

Portfolio of Investments

Touchstone Small Cap Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.9%

Industrials — 30.4%
Armstrong World Industries, Inc.*	106,263	$5,982,607
GATX Corp.	122,562	8,394,271
Kaman Corp.	112,540	6,990,985
Landstar System, Inc.	89,519	9,815,758
Matson, Inc.	106,989	3,064,165
Orbital ATK, Inc.	58,977	7,820,940
USG Corp.*	202,992	8,204,937
		50,273,663

Consumer Discretionary — 17.5%
Cooper Tire & Rubber Co.	123,382	3,615,093
Deckers Outdoor Corp.*	29,547	2,660,116
MSG Networks, Inc., Class A*	233,270	5,271,902
Penske Automotive Group, Inc.	141,628	6,278,369
Service Corp. International	111,508	4,208,312
Sturm Ruger & Co., Inc.†	79,613	4,179,683
Tempur Sealy International, Inc.*	60,615	2,745,253
		28,958,728

Materials — 14.3%
GCP Applied Technologies, Inc.*	155,991	4,531,539
Ingevity Corp.*	87,741	6,465,634
NewMarket Corp.	22,961	9,222,974
Olin Corp.	55,794	1,695,580
Tredegar Corp.	95,498	1,714,189
		23,629,916

Real Estate — 8.8%
Alexander & Baldwin, Inc. REIT	278,125	6,433,031
First Industrial Realty Trust, Inc. REIT	217,475	6,356,794
Tejon Ranch Co.*	73,734	1,703,993
		14,493,818

Information Technology — 7.9%
DST Systems, Inc.	95,999	8,030,316
Versum Materials, Inc.	133,171	5,011,225
		13,041,541

Consumer Staples — 7.9%
Energizer Holdings, Inc.	125,437	7,473,536
PriceSmart, Inc.	66,507	5,556,660
		13,030,196

Financials — 7.5%
Eaton Vance Corp.	81,141	4,517,120
MBIA, Inc.*†	321,586	2,977,886
White Mountains Insurance Group Ltd.
(Bermuda)	5,946	4,890,704
		12,385,710

Energy — 2.0%
Dril-Quip, Inc.*	75,976	3,403,725

Health Care — 1.6%
Bruker Corp.	86,911	2,600,377
Total Common Stocks		$161,817,674

Short-Term Investment Funds — 5.2%
Dreyfus Government Cash
Management, Institutional Shares,
1.54%∞Ω	2,260,371	$2,260,371
Invesco Government & Agency
Portfolio, Institutional Class,
1.48%**∞Ω	6,324,413	6,324,413
Total Short-Term Investment Funds		$8,584,784

Total Investment Securities —103.1%
(Cost $116,308,131)		$170,402,458

Liabilities in Excess of Other Assets — (3.1%)		(5,060,999)

Net Assets — 100.0%		$165,341,459

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2018 was $6,360,406.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviation:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$161,817,674	$—	$—	$161,817,674
Short-Term Investment Funds	8,584,784	—	—	8,584,784
Total	$170,402,458	$—	$—	$170,402,458

See accompanying Notes to Financial Statements.

41

Portfolio of Investments

Touchstone Small Cap Value Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.0%

Financials — 26.2%
Banc of California, Inc.†	20,854	$402,482
Bank of NT Butterfield & Son Ltd. (The)
(Bermuda)	33,721	1,513,398
BankUnited, Inc.	45,232	1,808,375
Blackstone Mortgage Trust, Inc.
- Class A REIT†	55,240	1,735,641
Chemical Financial Corp.	23,499	1,284,925
Eagle Bancorp, Inc.*	18,004	1,077,539
Federated Investors, Inc. - Class B	12,943	432,296
First Horizon National Corp.	78,069	1,470,039
FNB Corp.	140,783	1,893,531
Hanover Insurance Group, Inc. (The)	14,186	1,672,388
Hercules Capital, Inc.	94,425	1,142,543
IBERIABANK Corp.	22,137	1,726,686
MB Financial, Inc.	31,366	1,269,696
National General Holdings Corp.	73,486	1,786,445
Sterling Bancorp.	89,870	2,026,569
TCF Financial Corp.	51,222	1,168,374
Univest Corp. of Pennsylvania	45,346	1,256,084
Validus Holdings Ltd. (Bermuda)	20,127	1,357,566
		25,024,577

Industrials — 20.7%
Actuant Corp. - Class A	29,486	685,550
Altra Industrial Motion Corp.†	15,757	724,034
Clean Harbors, Inc.*	17,425	850,514
EMCOR Group, Inc.	12,339	961,578
EnPro Industries, Inc.	16,015	1,239,241
Generac Holdings, Inc.*	21,341	979,765
Hexcel Corp.	19,059	1,231,021
Huron Consulting Group, Inc.*	25,244	961,796
ITT, Inc.	24,915	1,220,337
Korn/Ferry International	35,410	1,826,802
Masonite International Corp. (Canada)*	10,554	647,488
Matthews International Corp. - Class A	17,967	909,130
Milacron Holdings Corp.*	63,120	1,271,237
Regal Beloit Corp.	16,086	1,179,908
SPX FLOW, Inc.*	9,426	463,665
Standex International Corp.	14,930	1,423,576
Team, Inc.*†	80,255	1,103,506
Tetra Tech, Inc.	10,799	528,611
TriMas Corp.*	41,427	1,087,459
Triumph Group, Inc.	20,144	507,629
		19,802,847

Consumer Discretionary — 9.6%
Callaway Golf Co.	38,287	626,375
Del Frisco's Restaurant Group, Inc.*	21,208	323,422
Express, Inc.*	18,602	133,190
Horizon Global Corp.*	68,222	562,149
Michaels Cos., Inc. (The)*	29,250	576,518
Murphy USA, Inc.*	30,310	2,206,568
Nexstar Media Group, Inc. - Class A	22,163	1,473,840
Oxford Industries, Inc.	8,146	607,366
Steven Madden Ltd.	20,293	890,863
Tailored Brands, Inc.	19,236	482,054
Tenneco, Inc.	13,022	714,517
Vista Outdoor, Inc.*	33,853	552,481
		9,149,343

Materials — 8.3%
Allegheny Technologies, Inc.*	45,343	1,073,722
HB Fuller Co.	17,039	847,349
Ingevity Corp.*	10,092	743,679
Olin Corp.	24,949	758,200
Owens-Illinois, Inc.*	33,617	728,144
Silgan Holdings, Inc.	26,328	733,235
Sonoco Products Co.	13,901	674,199
Valvoline, Inc.	57,434	1,271,014
WR Grace & Co.	17,773	1,088,241
		7,917,783

Health Care — 7.3%
Charles River Laboratories International, Inc.*	12,078	1,289,206
Encompass Health Corp.	30,910	1,767,125
Envision Healthcare Corp.*	41,112	1,579,934
Patterson Cos., Inc.	31,435	698,800
Prestige Brands Holdings, Inc.*	48,800	1,645,536
		6,980,601

Information Technology — 6.4%
Blackhawk Network Holdings, Inc.*	13,004	581,279
CACI International, Inc. - Class A*	6,444	975,299
Diebold Nixdorf, Inc.	41,713	642,380
MACOM Technology Solutions Holdings, Inc.*†	111,946	1,858,304
Semtech Corp.*	17,232	672,910
Viavi Solutions, Inc.*	143,442	1,394,256
		6,124,428

Consumer Staples — 5.8%
B&G Foods, Inc.†	25,776	610,891
Darling Ingredients, Inc.*	61,368	1,061,666
Hain Celestial Group, Inc. (The)*	33,588	1,077,167
Hostess Brands, Inc.*	84,091	1,243,706
Performance Food Group Co.*	22,882	683,028
TreeHouse Foods, Inc.*	22,283	852,770
		5,529,228

Utilities — 3.8%
Black Hills Corp.	12,200	662,460
Hawaiian Electric Industries, Inc.	20,679	710,944
IDACORP, Inc.	10,097	891,262
Portland General Electric Co.	34,050	1,379,366
		3,644,032

Real Estate — 3.8%
Columbia Property Trust, Inc. REIT	54,926	1,123,786
Corporate Office Properties Trust REIT	40,936	1,057,377
Education Realty Trust, Inc. REIT	27,827	911,334
Lexington Realty Trust REIT	68,250	537,128
		3,629,625

42

Touchstone Small Cap Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 96.0% (Continued)

Energy — 3.5%
Callon Petroleum Co.*	68,590	$908,132
Carrizo Oil & Gas, Inc.*	47,120	753,920
Select Energy Services, Inc. - Class A*	29,310	369,892
SRC Energy, Inc.*	97,780	922,065
World Fuel Services Corp.	14,818	363,782
		3,317,791

Telecommunication Services — 0.6%
Cogent Communications Holdings, Inc.	14,485	628,649
Total Common Stocks		$91,748,904

Short-Term Investment Funds — 10.7%
Dreyfus Government Cash
Management, Institutional Shares,
1.54%∞Ω	3,925,701	3,925,701
Invesco Government & Agency
Portfolio, Institutional Class,
1.48%**∞Ω	6,342,805	6,342,805
Total Short-Term Investment Funds		$10,268,506

Total Investment Securities —106.7%
(Cost $102,492,179)		$102,017,410

Liabilities in Excess of Other Assets — (6.7%)		(6,417,713)

Net Assets — 100.0%		$95,599,697

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2018 was $6,350,204.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviation:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$91,748,904	$—	$—	$91,748,904
Short-Term Investment Funds	10,268,506	—	—	10,268,506
Total	$102,017,410	$—	$—	$102,017,410

See accompanying Notes to Financial Statements.

43

Portfolio of Investments

Touchstone Total Return Bond Fund – March 31, 2018 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 28.8%

	Industrials — 9.3%
$2,983,281	American Airlines 2016-3 Class AA
	Pass Through Trust,
	3.000%, 10/15/28	$2,816,039
7,537	Burlington Northern and Santa Fe
	Railway Co. 1998-C Pass Through
	Trust, 6.230%, 7/2/18	7,596
35,573	Burlington Northern and Santa Fe
	Railway Co. 2004-1 Pass Through
	Trust, 4.575%, 1/15/21	36,290
218,639	Burlington Northern and Santa Fe
	Railway Co. 2005-3 Pass Through
	Trust, 4.830%, 1/15/23	225,676
1,292,291	Burlington Northern and Santa Fe
	Railway Co. 2005-4 Pass Through
	Trust, 4.967%, 4/1/23	1,361,546
896,726	Continental Airlines 2000-2 Class A-1
	Pass Through Trust, 7.707%, 4/2/21	962,187
1,059,006	Continental Airlines 2007-1 Class A
	Pass Through Trust, 5.983%, 4/19/22	1,133,359
667,453	Continental Airlines 2012-2 Class A
	Pass Through Trust,
	4.000%, 10/29/24	679,133
1,558,226	CSX Transportation, Inc.,
	6.251%, 1/15/23	1,709,660
653,219	Delta Air Lines 2007-1 Class B Pass
	Through Trust, 8.021%, 8/10/22	727,359
1,094,864	Delta Air Lines 2010-2 Class A Pass
	Through Trust, 4.950%, 5/23/19	1,108,769
389,181	Federal Express Corp. 1998 Pass
	Through Trust, 6.845%, 1/15/19	403,775
765,154	Federal Express Corp. 1999 Pass
	Through Trust, 7.650%, 1/15/23	843,582
2,583,000	GATX Corp., 3.250%, 3/30/25	2,454,707
1,180,000	Kansas City Southern, 3.000%, 5/15/23	1,144,021
1,475,000	Kansas City Southern, 3.125%, 6/1/26	1,400,280
1,941,000	Norfolk Southern Corp.,
	2.903%, 2/15/23	1,905,880
1,408,000	Republic Services, Inc.,
	5.250%, 11/15/21	1,502,032
1,330,000	SBA Tower Trust, 144a,
	3.168%, 4/11/22	1,311,143
1,395,176	Southwest Airlines Co. 2007-1 Pass
	Through Trust, 6.150%, 8/1/22	1,498,835
23,121	Union Pacific Railroad Co. 2001 Pass
	Through Trust, 6.630%, 1/27/22	25,799
1,149,454	Union Pacific Railroad Co. 2003 Pass
	Through Trust, 4.698%, 1/2/24	1,207,081
514,707	Union Pacific Railroad Co. 2006 Pass
	Through Trust, 5.866%, 7/2/30	567,485
1,644,000	United Rentals North America, Inc.,
	5.750%, 11/15/24	1,711,486
1,616,000	Waste Management, Inc.,
	2.400%, 5/15/23	1,541,520
		28,285,240

	Financials — 8.1%
2,444,000	Aflac, Inc., 3.250%, 3/17/25	2,400,291
2,443,000	American Express Co.,
	2.650%, 12/2/22	2,363,455
2,713,000	Delphi Financial Group, Inc.,
	7.875%, 1/31/20	2,933,168
1,910,136	Fishers Lane Associates LLC, 144a,
	3.666%, 8/5/30	1,919,979
2,347,000	Ford Motor Credit Co. LLC,
	4.375%, 8/6/23	2,381,001
2,729,000	GE Capital International Funding Co.
	(Ireland), 3.373%, 11/15/25	2,637,836
2,106,000	National Rural Utilities Cooperative
	Finance Corp., 3.400%, 11/15/23	2,129,861
708,000	Nationwide Mutual Insurance Co.,
	144a, 9.375%, 8/15/39	1,145,101
1,512,000	Provident Cos., Inc., 7.000%, 7/15/18	1,531,797
1,398,000	Torchmark Corp., 3.800%, 9/15/22	1,420,464
2,000,000	USB Capital IX, 3.500%(A)	1,806,100
2,000,000	Wachovia Capital Trust III, 5.570%(A)	1,992,600
		24,661,653

	Utilities — 5.5%
1,314,409	Bruce Mansfield Unit 1 2007 Pass
	Through Trust, 6/1/34(B)	410,753
610,000	California Water Service Co.,
	5.500%, 12/1/40	735,622
1,598,000	Commonwealth Edison Co.,
	5.900%, 3/15/36	1,966,806
1,780,000	Dominion Energy, Inc., (3M LIBOR
	+2.300%), 4.602%, 9/30/66(C)	1,713,250
275,000	Duke Energy Progress LLC,
	6.300%, 4/1/38	367,225
1,904,000	Entergy Louisiana LLC,
	4.440%, 1/15/26	2,005,908
1,642,000	Georgia Power Co., 4.750%, 9/1/40	1,773,404
480,231	Kiowa Power Partners LLC, 144a,
	5.737%, 3/30/21	486,943
2,000,000	NextEra Energy Capital Holdings, Inc.,
	(3M LIBOR +2.068%),
	4.376%, 10/1/66(C)	1,955,000
2,926,000	PacifiCorp., 8.050%, 9/1/22	3,465,766
1,983,000	South Carolina Electric & Gas Co.,
	4.600%, 6/15/43	2,019,842
		16,900,519

	Energy — 2.4%
1,000,000	Apache Corp., 3.250%, 4/15/22	988,579
1,253,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20†	1,290,590
1,530,000	Newfield Exploration Co.,
	5.750%, 1/30/22	1,598,850
400,000	Spectra Energy Partners LP,
	3.500%, 3/15/25	385,281
1,914,000	Tennessee Valley Authority,
	4.650%, 6/15/35	2,282,883

44

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 28.8% (Continued)

	Energy — (Continued)
$500,000	Texas Eastern Transmission LP,
	7.000%, 7/15/32	$634,508
		7,180,691

	Consumer Staples — 1.5%
2,757,320	CVS Pass-Through Trust,
	6.036%, 12/10/28	2,977,457
1,500,000	Kroger Co. (The), 3.850%, 8/1/23	1,523,646
		4,501,103

	Consumer Discretionary — 1.0%
990,000	PulteGroup, Inc., 7.875%, 6/15/32	1,183,050
1,300,000	Royal Caribbean Cruises Ltd. (Liberia),
	5.250%, 11/15/22	1,401,605
466,000	Service Corp. International,
	5.375%, 5/15/24	484,197
		3,068,852

	Health Care — 0.5%
1,650,000	HCA, Inc., 4.250%, 10/15/19	1,662,375

	Telecommunication Services — 0.5%
1,422,000	Verizon Communications, Inc.,
	5.012%, 4/15/49	1,463,853
	Total Corporate Bonds	$87,724,286

	U.S. Government Agency Obligations — 28.7%
17,749	Astro Offshore Corp., (Bahamas),
	6.000%, 12/20/19	17,971
1,332,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,385,467
1,646,671	Helios Leasing I LLC, 1.734%, 7/24/24	1,592,746
1,344,000	Matson Navigation Co., Inc.,
	5.337%, 9/4/28	1,467,351
1,314,000	Petroleos Mexicanos (Mexico),
	2.290%, 2/15/24	1,295,228
2,392,000	Private Export Funding Corp.,
	2.450%, 7/15/24	2,334,482
1,914,947	Reliance Industries Ltd. (India),
	1.870%, 1/15/26	1,849,594
143,449	Small Business Administration
	Participation Certificates, Ser
	2001-20A, Class 1, 6.290%, 1/1/21	148,416
33,055	Small Business Administration
	Participation Certificates, Ser
	2001-20K, Class 1, 5.340%, 11/1/21	33,868
91,700	Small Business Administration
	Participation Certificates, Ser
	2002-20H, Class 1, 5.310%, 8/1/22	94,713
81,149	Small Business Administration
	Participation Certificates, Ser
	2003-20B, Class 1, 4.840%, 2/1/23	83,908
29,072	Small Business Administration
	Participation Certificates, Ser
	2003-20D, Class 1, 4.760%, 4/1/23	30,010
24,168	Small Business Administration
	Participation Certificates, Ser
	2004-20D, Class 1, 4.770%, 4/1/24	24,890
217,756	Small Business Administration
	Participation Certificates, Ser
	2004-20K, Class 1, 4.880%, 11/1/24	225,171
116,186	Small Business Administration
	Participation Certificates, Ser
	2005-20B, Class 1, 4.625%, 2/1/25	119,375
88,819	Small Business Administration
	Participation Certificates, Ser
	2005-20H, Class 1, 5.110%, 8/1/25	92,460
634,206	Small Business Administration
	Participation Certificates, Ser
	2006-20B, Class 1, 5.350%, 2/1/26	664,361
313,075	Small Business Administration
	Participation Certificates, Ser
	2006-20H, Class 1, 5.700%, 8/1/26	328,812
438,410	Small Business Administration
	Participation Certificates, Ser
	2006-20K, Class 1, 5.360%, 11/1/26	458,704
553,151	Small Business Administration
	Participation Certificates, Ser
	2006-20L, Class 1, 5.120%, 12/1/26	576,450
489,223	Small Business Administration
	Participation Certificates, Ser
	2007-20A, Class 1, 5.320%, 1/1/27	511,455
702,440	Small Business Administration
	Participation Certificates, Ser
	2007-20E, Class 1, 5.310%, 5/1/27	732,638
207,404	Small Business Administration
	Participation Certificates, Ser
	2007-20F, Class 1, 5.710%, 6/1/27	217,817
594,900	Small Business Administration
	Participation Certificates, Ser
	2007-20L, Class 1, 5.290%, 12/1/27	620,599
362,961	Small Business Administration
	Participation Certificates, Ser
	2008-20A, Class 1, 5.170%, 1/1/28	382,437
1,034,200	Small Business Administration
	Participation Certificates, Ser
	2008-20K, Class 1, 6.770%, 11/1/28	1,128,039
993,056	Small Business Administration
	Participation Certificates, Ser
	2009-20B, Class 1, 4.760%, 2/1/29	1,045,669
1,488,976	Small Business Administration
	Participation Certificates, Ser
	2009-20C, Class 1, 4.660%, 3/1/29	1,559,945
465,456	Small Business Administration
	Participation Certificates, Ser
	2009-20D, Class 1, 4.310%, 4/1/29	484,783

45

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 28.7%
	(Continued)
$1,004,821	Small Business Administration
	Participation Certificates, Ser
	2009-20E, Class 1, 4.430%, 5/1/29	$1,049,824
548,046	Small Business Administration
	Participation Certificates, Ser
	2009-20F, Class 1, 4.950%, 6/1/29	581,974
850,588	Small Business Administration
	Participation Certificates, Ser
	2009-20J, Class 1, 3.920%, 10/1/29	877,767
1,574,922	Small Business Administration
	Participation Certificates, Ser
	2010-20F, Class 1, 3.880%, 6/1/30	1,625,389
1,379,318	Small Business Administration
	Participation Certificates, Ser
	2010-20I, Class 1, 3.210%, 9/1/30	1,389,398
736,534	Small Business Administration
	Participation Certificates, Ser
	2012-10C, Class 1, 1.240%, 5/1/22	718,921
3,687,566	Small Business Administration
	Participation Certificates, Ser
	2013-20C, Class 1, 2.220%, 3/1/33	3,589,410
2,959,871	Small Business Administration
	Participation Certificates, Ser
	2013-20E, Class 1, 2.070%, 5/1/33	2,868,659
2,636,177	Small Business Administration
	Participation Certificates, Ser
	2013-20G, Class 1, 3.150%, 7/1/33	2,663,559
2,179,174	Small Business Administration
	Participation Certificates, Ser
	2014-20H, Class 1, 2.880%, 8/1/34	2,170,612
1,768,405	Small Business Administration
	Participation Certificates, Ser
	2014-20K, Class 1, 2.800%, 11/1/34	1,752,580
4,044,364	Small Business Administration
	Participation Certificates, Ser
	2015-20E, Class 1, 2.770%, 5/1/35	4,001,567
2,829,876	Small Business Administration
	Participation Certificates, Ser
	2015-20I, Class 1, 2.820%, 9/1/35	2,803,843
4,044,159	Small Business Administration
	Participation Certificates, Ser
	2016-20A, Class 1, 2.780%, 1/1/36	3,995,378
2,164,549	Small Business Administration
	Participation Certificates, Ser
	2017-10A, Class 1, 2.845%, 3/10/27	2,178,893
2,710,280	Small Business Administration
	Participation Certificates, Ser
	2017-10B, Class 1, 2.518%, 9/10/27	2,666,588
4,509,929	Small Business Administration
	Participation Certificates, Ser
	2017-20D, Class 1, 2.840%, 4/1/37	4,408,892
3,419,439	Small Business Administration
	Participation Certificates, Ser
	2017-20E, Class 1, 2.880%, 5/1/37	3,355,383
3,205,312	Small Business Administration
	Participation Certificates, Ser
	2017-20F, Class 1, 2.810%, 6/1/37	3,129,375
3,319,000	Small Business Administration
	Participation Certificates, Ser
	2017-20K, Class 1, 2.790%, 11/1/37	3,238,519
3,000,000	Small Business Administration
	Participation Certificates, Ser
	2017-20L, Class 1, 2.780%, 12/1/37	2,925,412
3,165,000	Small Business Administration
	Participation Certificates, Ser
	2018-10A, Class 1, 3.187%, 3/10/28	3,158,437
6,055,000	Small Business Administration
	Participation Certificates, Ser
	2018-20B, Class 1, 3.220%, 2/1/38	6,058,638
2,898,000	Small Business Administration
	Participation Certificates, Ser
	2018-20C, Class 1, 3.200%, 3/1/38	2,888,903
54,310	Sterling Equipment, 6.125%, 9/28/19	55,753
1,206,563	Tagua Leasing LLC, 1.581%, 11/16/24	1,158,222
910,000	Totem Ocean Trailer Express, Inc.,
	6.365%, 4/15/28	1,007,686
1,322,000	Vessel Management Services, Inc.,
	5.125%, 4/16/35	1,479,758
	Total U.S. Government Agency
	Obligations	$87,306,699

	Agency Collateralized Mortgage
	Obligations — 13.8%
2,931,958	FHLMC Multifamily Structured Pass
	Through Certificates, Ser KW03
	Class A1, 2.617%, 12/25/26	2,865,340
1,020,037	FREMF Mortgage Trust, Ser 2012-K19,
	Class B, 144a, 4.034%, 5/25/45(C)(D)	1,030,397
925,000	FREMF Mortgage Trust, Ser 2012-K706,
	Class B, 144a, 4.030%, 11/25/44(C)(D)	927,769
1,200,000	FREMF Mortgage Trust, Ser 2012-K710,
	Class B, 144a, 3.813%, 6/25/47(C)(D)	1,211,989
750,000	FREMF Mortgage Trust, Ser 2013-K30,
	Class B, 144a, 3.558%, 6/25/45(C)(D)	748,978
1,528,000	FREMF Mortgage Trust, Ser 2014-K716,
	Class B, 144a, 3.951%, 8/25/47(C)(D)	1,561,414
2,229,668	FRESB Mortgage Trust, Ser 2015-SB9,
	Class A5, (1M LIBOR +0.700%),
	2.535%, 11/25/35(C)	2,206,015
1,642,683	FRESB Mortgage Trust, Ser 2016-SB17,
	Class A5H, (1M LIBOR +2.160%),
	2.160%, 5/25/36(C)	1,609,161
2,405,996	FRESB Mortgage Trust, Ser 2017-SB27,
	Class A10F, 3.090%, 1/25/27(C)(D)	2,383,059
2,421,330	FRESB Mortgage Trust, Ser 2018-SB46,
	Class A10F, 3.300%, 12/25/27(C)(D)	2,427,579
2,600,000	GNMA, Ser 2011-142, Class B,
	3.485%, 2/16/44(C)(D)	2,593,001

46

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage
	Obligations — 13.8% (Continued)
$165,621	GNMA, Ser 2011-147, Class A,
	2.174%, 7/16/38	$165,095
2,818,000	GNMA, Ser 2012-1, Class C,
	3.310%, 11/16/49	2,801,700
2,975,000	GNMA, Ser 2012-46, Class C,
	3.176%, 5/16/50(C)(D)	2,923,249
1,902,085	GNMA, Ser 2012-53, Class AC,
	2.381%, 12/16/43	1,847,659
1,120,649	GNMA, Ser 2013-40, Class AC,
	1.584%, 1/16/46	1,077,942
2,540,000	GNMA, Ser 2015-32, Class HG,
	3.000%, 9/16/49(C)(D)	2,231,784
3,783,599	GNMA, Ser 2015-37, Class AD,
	2.600%, 11/16/55	3,676,147
3,512,000	GNMA, Ser 2015-73, Class B,
	2.700%, 10/16/55(C)(D)	3,237,516
2,629,338	GNMA, Ser 2017-46, Class AB,
	2.600%, 1/16/52	2,526,374
2,099,244	GNMA, Ser 2017-H11, Class FV, (1M
	LIBOR +0.500%), 2.075%, 5/20/67(C)	2,106,711
	Total Agency Collateralized
	Mortgage Obligations	$42,158,879

	U.S. Government Mortgage-Backed
	Obligations — 13.7%
1,750,661	FHLMC, Pool #W30008,
	7.645%, 5/1/25	1,969,723
203,829	FNMA, Pool #465711, 4.680%, 8/1/28	216,848
1,505,714	FNMA, Pool #469616, 3.500%, 11/1/21	1,537,291
107,046	FNMA, Pool #874210, 5.260%, 1/1/25	111,617
464,130	FNMA, Pool #888829, 5.832%, 6/1/37	500,890
272,005	FNMA, Pool #958736, 4.940%, 5/1/19	277,373
286,514	FNMA, Pool #AD0101, 4.821%, 7/1/19	293,001
276,391	FNMA, Pool #AD0166, 4.783%, 8/1/19	283,607
790,813	FNMA, Pool #AD0342, 4.650%, 10/1/19	810,355
791,315	FNMA, Pool #AD0786, 4.501%, 1/1/20	810,762
401,786	FNMA, Pool #AD0910, 4.629%, 4/1/20	412,211
343,429	FNMA, Pool #AE0209, 4.380%, 6/1/20	352,350
1,004,353	FNMA, Pool #AE0446, 4.041%, 9/1/20	1,026,935
1,748,991	FNMA, Pool #AH8854, 4.500%, 4/1/41	1,848,515
1,740,600	FNMA, Pool #AM0157, 2.680%, 2/1/22	1,729,116
1,815,016	FNMA, Pool #AM0566, 1.940%, 9/1/19	1,811,959
3,359,000	FNMA, Pool #AN3613, 2.680%, 12/1/26	3,213,469
2,199,381	FNMA, Pool #AP7488, 3.500%, 9/1/42	2,219,209
1,058,595	FNMA, Pool #AT0924, 2.000%, 3/1/28	1,003,396
3,837,873	FNMA, Pool #AU1628, 3.000%, 7/1/43	3,778,672
2,952,704	FNMA, Pool #AX7699, 3.500%, 2/1/45	2,967,699
2,128,069	FNMA, Pool #BC0153, 4.000%, 1/1/46	2,185,348
4,538,041	FNMA, Pool #BD7165, 4.000%, 4/1/47	4,661,609
1,965,153	FNMA, Pool #BH5752, 3.500%, 11/1/47	1,971,327
3,361,441	FNMA, Pool #MA3149,
	4.000%, 10/1/47	3,454,175
728,524	GNMA, Pool #5276, 3.000%, 1/20/27	733,086
599,453	GNMA, Pool #710077,
	4.700%, 5/20/61(C)(D)	603,851
318,500	GNMA, Pool #751408,
	4.853%, 6/20/61(C)(D)	330,112
295,518	GNMA, Pool #751409,
	4.592%, 7/20/61(C)(D)	298,733
304,090	GNMA, Pool #756686,
	4.708%, 9/20/61(C)(D)	308,023
152,467	GNMA, Pool #757327,
	4.283%, 7/20/61(C)(D)	153,768
	Total U.S. Government
	Mortgage-Backed Obligations	$41,875,030

	Municipal Bonds — 5.9%

	California — 1.6%
862,853	California HFA Residential Mortgage
	Revenue, Ser A, 2.900%, 2/1/42	839,366
1,225,000	City of San Francisco Public Utilities
	Commission Water Revenue, Build
	America Bonds, 6.950%, 11/1/50	1,783,245
1,710,000	East Bay Municipal Utility District
	Water System Revenue, Build
	America Bonds Sub, 5.874%, 6/1/40	2,223,017
		4,845,628

	Florida — 0.4%
1,219,855	Florida State HFC Revenue,
	Homeownership Mortgage Special
	Project, 2.800%, 7/1/41	1,183,016

	Louisiana — 0.6%
2,020,839	Louisiana State Housing Corp.,
	Revenue, 2.875%, 11/1/38	1,966,984

	Missouri — 0.2%
755,000	Missouri State Housing Development
	Commission, Special
	Homeownership Loan Program, Ser
	C, 2.650%, 11/1/40	730,138

	New York — 0.5%
1,400,000	Port Authority of New York and New
	Jersey, Cons One Hundred Sixty
	Eight, 4.926%, 10/1/51	1,635,312

	Ohio — 0.6%
1,765,000	Ohio HFA, Revenue, Ser 1,
	2.650%, 11/1/41	1,711,803

	Texas — 1.0%
1,770,000	Dallas Area Rapid Transit, Revenue,
	Build America Bonds,
	5.999%, 12/1/44	2,362,437
685,000	Texas Department of Housing &
	Community Affairs, Revenue, Ser A,
	2.800%, 3/1/36	670,046
		3,032,483

47

Touchstone Total Return Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 5.9% (Continued)

	Virginia — 0.4%
$1,097,822	Virginia Housing Development
	Authority, Pass Thru Ser B,
	2.750%, 4/25/42	$1,075,910

	Washington — 0.6%
1,515,000	State of Washington, Build America
	Bonds Ser D, UTGO, 5.481%, 8/1/39	1,859,375
	Total Municipal Bonds	$18,040,649

	U.S. Treasury Obligations — 3.1%
3,695,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/40(E)	1,943,749
10,429,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/43(E)	4,945,057
5,379,000	U.S. Treasury Strip, Principal,
	0.000%, 5/15/45(E)	2,392,608
	Total U.S. Treasury Obligations	$9,281,414

	Asset-Backed Securities — 1.9%
1,391,222	321 Henderson Receivables I LLC, Ser
	2012-1A, Class A, 144a,
	4.210%, 2/16/65	1,455,846
1,244,023	321 Henderson Receivables I LLC, Ser
	2012-2A, Class A, 144a,
	3.840%, 10/15/59	1,236,117
1,535,035	321 Henderson Receivables I LLC, Ser
	2015-2A, Class A, 144a,
	3.870%, 3/15/58	1,551,400
215,024	FPL Recovery Funding LLC, Ser
	2007-A, Class A4, 5.256%, 8/1/21	218,896
1,325,000	JCP&L Transition Funding LLC, Ser
	2006-A, Class A4, 5.610%, 6/5/23	1,391,020
	Total Asset-Backed Securities	$5,853,279

	Sovereign Government Obligations — 1.7%
3,836,000	Hashemite Kingdom of Jordan
	Government AID Bond,
	3.000%, 6/30/25	3,860,791
1,077,000	Israel Government AID Bond,
	5.500%, 9/18/33	1,393,914
	Total Sovereign Government
	Obligations	$5,254,705

	Commercial Mortgage-Backed Security — 0.1%
505,000	Citigroup/Deutsche Bank Commercial
	Mortgage Trust, Ser 2006-CD3,
	Class AJ, 5.688%, 10/15/48	$244,611
	Short-Term Investment Funds — 2.2%
5,464,274	Dreyfus Government Cash
	Management, Institutional Shares,
	1.54%∞Ω	$5,464,274
1,272,000	Invesco Government & Agency
	Portfolio, Institutional Class,
	1.48%**∞Ω	1,272,000
	Total Short-Term Investment Funds	$6,736,274

	Total Investment Securities — 99.9%
	(Cost $309,143,658)	$304,475,826

	Other Assets in Excess of
	Liabilities — 0.1%	287,027

	Net Assets — 100.0%	$304,762,853

(A)	Perpetual Bond - A bond with no definite maturity date.

(B)	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of March 31, 2018 was $410,753 or 0.1% of net assets.

(C)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2018.

(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(E)	Strip Security - Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2018 was $1,236,000.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

FRESB - Freddie Mac Multifamily Securitization Small Balance Loan

48

Touchstone Total Return Bond Fund (Unaudited) (Continued)

GNMA - Government National Mortgage Association

HFA - Housing Finance Authority/Agency

HFC - Housing Finance Corporation

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities were valued at $14,587,076 or 4.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$87,724,286	$—	$87,724,286
U.S. Government Agency Obligations	—	87,306,699	—	87,306,699
Agency Collateralized Mortgage Obligations	—	42,158,879	—	42,158,879
U.S. Government Mortgage-Backed Obligations	—	41,875,030	—	41,875,030
Municipal Bonds	—	18,040,649	—	18,040,649
U.S. Treasury Obligations	—	9,281,414	—	9,281,414
Asset-Backed Securities	—	5,853,279	—	5,853,279
Sovereign Government Obligations	—	5,254,705	—	5,254,705
Commercial Mortgage-Backed Security	—	244,611	—	244,611
Short-Term Investment Funds	6,736,274	—	—	6,736,274
Total	$6,736,274	$297,739,552	$—	$304,475,826

See accompanying Notes to Financial Statements.

49

Portfolio of Investments

Touchstone Ultra Short Duration Fixed Income Fund – March 31, 2018 (Unaudited)

Principal		Market
Amount		Value

	Asset-Backed Securities — 41.8%
$9,420,758	ACE Securities Corp. Home Equity
	Loan Trust, Ser 2005-HE6, Class A2D,
	(1M LIBOR +0.360%),
	2.232%, 10/25/35(A)	$9,444,310
2,500,000	Ally Auto Receivables Trust, Ser
	2015-1, Class C, 2.260%, 10/15/20	2,490,501
1,160,000	American Credit Acceptance
	Receivables Trust, Ser 2014-2, Class
	D, 2.570%, 7/8/20	1,160,586
2,266,592	American Credit Acceptance
	Receivables Trust, Ser 2014-4, Class
	C, 144a, 4.250%, 10/12/20	2,267,913
5,200,000	American Credit Acceptance
	Receivables Trust, Ser 2015-1, Class
	D, 144a, 5.450%, 5/12/22	5,260,318
1,570,000	American Credit Acceptance
	Receivables Trust, Ser 2015-2, Class
	D, 144a, 5.380%, 3/14/22	1,590,380
1,290,659	American Credit Acceptance
	Receivables Trust, Ser 2017-2, Class
	A, 144a, 1.840%, 7/13/20	1,288,549
7,855,000	American Credit Acceptance
	Receivables Trust, Ser 2017-2, Class
	B, 144a, 2.460%, 4/12/21	7,835,990
3,830,000	American Credit Acceptance
	Receivables Trust, Ser 2017-3, Class
	B, 144a, 2.250%, 1/11/21	3,808,522
8,607,895	American Credit Acceptance
	Receivables Trust, Ser 2017-4, Class
	A, 144a, 2.000%, 7/10/20	8,582,696
2,294,000	Ascentium Equipment Receivables
	LLC, Ser 2015-2A, Class D, 144a,
	3.440%, 10/12/21	2,299,585
3,318,772	Ascentium Equipment Receivables
	Trust, Ser 2017-1A, Class A2, 144a,
	1.870%, 7/10/19	3,309,378
3,820,000	Ascentium Equipment Receivables
	Trust, Ser 2017-2A, Class A2, 144a,
	2.000%, 5/11/20	3,794,527
5,000,000	Avery Point VII CLO Ltd. (Cayman
	Islands), Ser 2015-7A, Class A1,
	144a, (3M LIBOR +1.500%),
	3.222%, 1/15/28(A)	5,028,540
7,236,000	Avis Budget Rental Car Funding
	AESOP LLC, Ser 2013-1A, Class A,
	144a, 1.920%, 9/20/19	7,222,634
3,685,000	Avis Budget Rental Car Funding
	AESOP LLC, Ser 2014-1A, Class A,
	144a, 2.460%, 7/20/20	3,670,746
8,960,000	Avis Budget Rental Car Funding
	AESOP LLC, Ser 2014-2A, Class B,
	144a, 3.290%, 2/20/21	8,960,366
1,617,510	BlueVirgo Trust, Ser 2015-1A, 144a,
	3.000%, 12/15/22	1,620,543
2,985,000	BSPRT Issuer Ltd. (Cayman Islands), Ser
	2017-FL1, Class A, 144a, (1M LIBOR
	+1.350%), 3.127%, 6/15/27(A)	2,995,062
6,710,000	Capital Auto Receivables Asset Trust,
	Ser 2014-1, Class E, 144a,
	4.090%, 9/22/22	6,716,181
5,710,000	Capital Auto Receivables Asset Trust,
	Ser 2014-3, Class E, 3.940%, 4/20/23	5,744,407
5,250,000	Capital Auto Receivables Asset Trust,
	Ser 2015-2, Class E, 4.500%, 1/22/24	5,304,214
6,822,087	CarFinance Capital Auto Trust, Ser
	2013-2A, Class D, 144a,
	5.930%, 8/15/19	6,823,297
7,720,000	CarFinance Capital Auto Trust, Ser
	2013-2A, Class E, 144a,
	7.860%, 10/15/20	7,722,144
240,207	CarFinance Capital Auto Trust, Ser
	2015-1A, Class A, 144a,
	1.750%, 6/15/21	239,633
2,410,069	Carnow Auto Receivables Trust, Ser
	2017-1A, Class A, 144a,
	2.920%, 9/15/22	2,399,498
560,497	Cazenovia Creek Funding I LLC, Ser
	2015-1A, Class A, 144a,
	2.000%, 12/10/23	559,797
4,925,000	CCG Receivables Trust, Ser 2017-1,
	Class A2, 144a, 1.840%, 11/14/23	4,882,302
4,945,000	Chrysler Capital Auto Receivables
	Trust, Ser 2015-BA, Class C, 144a,
	3.260%, 4/15/21	4,973,085
213,666	CNH Equipment Trust, Ser 2014-C,
	Class A3, 1.050%, 11/15/19	213,354
4,423	College & University Facility Loan
	Trust, Ser 2 Class D, 4.000%, 6/1/18	4,423
4,948,781	Conn Funding II LP, Ser 2017-B, Class
	A, 144a, 2.730%, 7/15/20	4,940,660
191,007	Dell Equipment Finance Trust, Ser
	2015-2, Class B, 144a,
	2.210%, 9/22/20	190,955
4,500,000	Dell Equipment Finance Trust, Ser
	2015-2, Class C, 144a,
	2.750%, 9/22/20	4,500,327
1,000,000	Dell Equipment Finance Trust, Ser
	2016-1, Class C, 144a,
	2.530%, 7/22/21	998,416
2,900,000	Drive Auto Receivables Trust, Ser
	2017-2, Class B, 2.250%, 6/15/21	2,892,620
3,665,000	Drive Auto Receivables Trust, Ser
	2017-3, Class A3, 1.850%, 4/15/20	3,654,890
4,400,000	Drive Auto Receivables Trust, Ser
	2017-3, Class B, 2.300%, 5/17/21	4,380,439
2,234,285	DT Auto Owner Trust, Ser 2014-2A,
	Class D, 144a, 3.680%, 4/15/21	2,235,692
8,469,271	DT Auto Owner Trust, Ser 2014-3A,
	Class D, 144a, 4.470%, 11/15/21	8,525,920
1,315,880	DT Auto Owner Trust, Ser 2017-2A,
	Class A, 144a, 1.720%, 5/15/20	1,313,423

50

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 41.8% (Continued)
$666,529	Elara HGV Timeshare Issuer LLC, Ser
	2014-A, Class A, 144a,
	2.530%, 2/25/27	$653,610
1,877,437	Exeter Automobile Receivables Trust,
	Ser 2014-2A, Class C, 144a,
	3.260%, 12/16/19	1,879,494
8,507,406	Exeter Automobile Receivables Trust,
	Ser 2014-3A, Class C, 144a,
	4.170%, 6/15/20	8,582,304
3,000,000	Exeter Automobile Receivables Trust,
	Ser 2016-1A, Class B, 144a,
	3.850%, 5/17/21	3,018,091
1,020,151	Exeter Automobile Receivables Trust,
	Ser 2017-3A, Class A, 144a,
	2.050%, 12/15/21	1,014,533
3,750,000	First Investors Auto Owner Trust, Ser
	2013-3A, Class D, 144a,
	3.670%, 5/15/20	3,751,356
649,938	First Investors Auto Owner Trust, Ser
	2016-2A, Class A1, 144a,
	1.530%, 11/16/20	647,954
167,089	Flagship Credit Auto Trust, Ser 2016-3,
	Class A1, 144a, 1.610%, 12/15/19	167,033
1,630,000	Flagship Credit Auto Trust, Ser 2016-3,
	Class B, 144a, 2.430%, 6/15/21	1,622,415
684,373	FNA Trust, Ser 2015-1, Class A, 144a,
	3.240%, 12/10/23	681,633
863,931	GLS Auto Receivables Trust, Ser
	2016-1A, Class A, 144a,
	2.730%, 10/15/20	863,792
4,826,741	GLS Auto Receivables Trust, Ser
	2017-1A, Class A2, 144a,
	2.670%, 4/15/21	4,814,352
8,899,628	GLS Auto Receivables Trust, Ser
	2018-1A, Class A, 144a,
	2.820%, 7/15/22	8,866,164
1,166,938	GO Financial Auto Securitization Trust,
	Ser 2015-2, Class B, 144a,
	4.800%, 8/17/20	1,169,613
13,146,653	Grayson CLO Ltd. (Cayman Islands),
	Ser 2006-1A, Class B, 144a, (3M
	LIBOR +0.700%), 2.473%, 11/1/21(A)	13,094,500
10,230,000	Hertz Vehicle Financing II LP, Ser
	2015-2A, Class A, 144a,
	2.020%, 9/25/19	10,192,590
7,450,000	Hertz Vehicle Financing II LP, Ser
	2016-1A, Class A, 144a,
	2.320%, 3/25/20	7,410,232
5,008,333	Hertz Vehicle Financing LLC, Ser
	2013-1A, Class A2, 144a,
	1.830%, 8/25/19	4,998,038
3,431,000	Kabbage Asset Securitization LLC, Ser
	2017-1, Class A, 144a,
	4.571%, 3/15/22	3,493,106
345,148	MMAF Equipment Finance LLC, Ser
	2012-AA, Class A5, 144a,
	1.980%, 6/10/32	344,628
1,415,701	Morgan Stanley ABS Capital I, Inc.
	Trust, Ser 2006-NC1, Class A4, (1M
	LIBOR +0.300%),
	2.172%, 12/25/35(A)	1,417,456
4,480,909	Navitas Equipment Receivables LLC,
	Ser 2016-1, Class A2, 144a,
	2.200%, 6/15/21	4,458,991
3,713,005	New Century Home Equity Loan Trust,
	Ser 2005-B, Class A2D, (1M LIBOR
	+0.400%), 2.272%, 10/25/35(A)	3,720,711
10,070,000	OCP CLO Ltd. (Cayman Islands), Ser
	2016-12A, Class A1, 144a, (3M
	LIBOR +1.570%),
	3.304%, 10/18/28(A)	10,111,982
437,616	OneMain Direct Auto Receivables
	Trust, Ser 2016-1A, Class A, 144a,
	2.040%, 1/15/21	437,353
4,900,000	OneMain Direct Auto Receivables
	Trust, Ser 2016-1A, Class B, 144a,
	2.760%, 5/15/21	4,899,771
1,208,982	Orange Lake Timeshare Trust, Ser
	2012-AA, Class A, 144a,
	3.450%, 3/10/27	1,209,256
705,052	Orange Lake Timeshare Trust, Ser
	2014-AA, Class A, 144a,
	2.290%, 7/9/29	691,491
9,000,000	OZLM XIII Ltd. (Cayman Islands), Ser
	2015-13A, Class A1A, 144a, (3M
	LIBOR +1.410%), 3.177%, 7/30/27(A)	9,025,542
15,322,000	Rockwall CDO II Ltd. (Cayman Islands),
	Ser 2007-1A, Class A3L, 144a, (3M
	LIBOR +1.000%), 2.773%, 8/1/24(A)	15,321,127
4,300,000	Santander Drive Auto Receivables
	Trust, Ser 2014-1, Class E,
	3.920%, 5/17/21	4,327,144
6,500,000	Santander Drive Auto Receivables
	Trust, Ser 2014-2, Class E, 144a,
	3.760%, 7/15/21	6,536,447
6,500,000	Santander Drive Auto Receivables
	Trust, Ser 2014-3, Class E, 144a,
	3.490%, 9/15/21	6,542,314
700,000	Santander Drive Auto Receivables
	Trust, Ser 2015-2, Class D,
	3.020%, 4/15/21	702,126
870,251	Santander Drive Auto Receivables
	Trust, Ser 2015-3, Class C,
	2.740%, 1/15/21	870,471
13,505,000	Santander Drive Auto Receivables
	Trust, Ser 2015-4, Class C,
	2.970%, 3/15/21	13,528,568
6,010,000	Securitized Equipment Receivables
	Trust, Ser 2017-1A, Class A,
	3.250%, 4/11/24	5,997,477
12,840,000	Securitized Equipment Receivables
	Trust, Ser 2017-1A, Class A, 144a,
	2.760%, 12/13/22	12,724,437

51

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 41.8% (Continued)
$1,373,428	Sierra Timeshare Receivables Funding
	LLC, Ser 2013-3A, Class A, 144a,
	2.200%, 10/20/30	$1,368,932
526,250	Sierra Timeshare Receivables Funding
	LLC, Ser 2014-1A, Class A, 144a,
	2.070%, 3/20/30	524,298
2,155,579	Sierra Timeshare Receivables Funding
	LLC, Ser 2014-2A, Class A, 144a,
	2.050%, 6/20/31(A)(B)	2,142,850
1,112,238	Sierra Timeshare Receivables Funding
	LLC, Ser 2014-3A, Class A, 144a,
	2.300%, 10/20/31	1,104,399
1,030,421	Sierra Timeshare Receivables Funding
	LLC, Ser 2015-1A, Class A, 144a,
	2.400%, 3/22/32	1,022,313
4,155,981	Symphony CLO II Ltd. (Cayman
	Islands), Ser 2006-2A, Class A3,
	144a, (3M LIBOR +0.420%),
	2.404%, 10/25/20(A)	4,155,383
13,450,000	TCI-Flatiron CLO Ltd. (Cayman Islands),
	Ser 2016-1A, Class A, 144a, (3M
	LIBOR +1.550%), 3.281%, 7/17/28(A)	13,559,214
5,221,554	TLF National Tax Lien Trust, Ser
	2017-1A, Class A, 144a,
	3.090%, 12/15/29	5,215,423
9,794,082	Towd Point Mortgage Trust, Ser
	2017-5, Class A1, 144a, (1M LIBOR
	+0.600%), 2.472%, 2/25/57(A)	9,829,273
2,952,845	United Auto Credit Securitization
	Trust, Ser 2017-1, Class A, 144a,
	1.890%, 5/10/19	2,950,096
2,865,287	Vibrant CLO II Ltd. (Cayman Islands),
	Ser 2013-2A, Class A1BR, 144a, (3M
	LIBOR +0.900%), 2.641%, 7/24/24(A)	2,865,717
2,105,794	Welk Resorts LLC, Ser 2013-AA, Class
	A, 144a, 3.100%, 3/15/29	2,090,871
1,092,780	Westgate Resorts LLC, Ser 2015-1A,
	Class A, 144a, 2.750%, 5/20/27	1,088,155
4,279,442	Westgate Resorts LLC, Ser 2016-1A,
	Class A, 144a, 3.500%, 12/20/28	4,285,331
	Total Asset-Backed Securities	$393,837,180

	Corporate Bonds — 28.3%

	Financials — 9.0%
10,000,000	Ares Capital Corp., 4.875%, 11/30/18	10,097,769
3,000,000	Bank of America Corp.,
	6.875%, 11/15/18	3,078,205
3,000,000	Bank of America Corp. MTN,
	5.650%, 5/1/18	3,007,559
1,000,000	Bank of America NA, 1.750%, 6/5/18	998,671
700,000	Bank One Corp., 8.530%, 3/1/19(C)	735,266
605,000	BB&T Corp. MTN, 2.050%, 6/19/18	604,427
7,000,000	BB&T Corp. MTN, 2.150%, 2/1/21	6,823,013
3,997,000	Capital One NA/Mclean VA,
	2.350%, 8/17/18	3,992,499
6,050,000	Citibank NA, (3M LIBOR +0.340%),
	2.542%, 3/20/19(A)	6,057,118
4,842,000	Citigroup, Inc., 1.700%, 4/27/18	4,839,337
1,900,000	Citigroup, Inc., 2.150%, 7/30/18	1,896,915
4,725,000	Citigroup, Inc., 6.125%, 5/15/18	4,743,431
2,250,000	Credit Agricole SA (France), 144a,
	2.125%, 4/17/18	2,249,634
2,275,000	Credit Suisse AG/New York NY
	(Switzerland), 1.700%, 4/27/18	2,274,204
615,000	Discover Bank, 2.600%, 11/13/18	614,805
1,114,000	Goldman Sachs Group, Inc. (The),
	6.150%, 4/1/18	1,114,000
8,199,000	Huntington Bancshares, Inc.,
	7.000%, 12/15/20	8,930,584
825,000	Intercontinental Exchange, Inc.,
	2.500%, 10/15/18	824,799
4,730,000	KeyCorp. MTN, 2.300%, 12/13/18	4,717,449
3,000,000	Moody's Corp., (3M LIBOR +0.350%),
	2.375%, 9/4/18(A)	3,000,405
7,350,000	Mountain Agency, Inc. (The),
	2.130%, 12/1/23(A)(B)	7,350,000
300,000	National City Bank of Indiana,
	4.250%, 7/1/18	301,182
390,000	PNC Bank NA, 1.850%, 7/20/18	389,352
250,000	PNC Bank NA, 2.200%, 1/28/19	248,918
2,500,000	Principal Life Global Funding II, 144a,
	1.500%, 4/18/19	2,467,509
989,000	State Street Corp., 1.350%, 5/15/18	987,565
2,600,000	XLIT Ltd. (Cayman Islands),
	2.300%, 12/15/18	2,590,126
		84,934,742

	Consumer Discretionary — 3.4%
2,000,000	AutoNation, Inc., 6.750%, 4/15/18	2,002,458
500,000	Daimler Finance North America LLC,
	144a, 2.375%, 8/1/18	499,720
4,400,000	Dollar General Corp., 1.875%, 4/15/18	4,398,087
300,000	Ford Motor Co., 6.500%, 8/1/18	303,615
2,925,000	Ford Motor Credit Co. LLC,
	5.000%, 5/15/18	2,932,019
1,600,000	Ford Motor Credit Co. LLC,
	5.875%, 8/2/21	1,707,275
6,300,000	General Motors Co., (3M LIBOR
	+0.800%), 2.593%, 8/7/20(A)	6,306,002
1,000,000	General Motors Financial Co., Inc.,
	2.400%, 4/10/18	999,928
3,000,000	General Motors Financial Co., Inc.,
	3.250%, 5/15/18	3,000,770
1,700,000	General Motors Financial Co., Inc.,
	6.750%, 6/1/18	1,711,180
3,808,000	Lear Corp., 5.375%, 3/15/24	3,993,722
2,273,000	Marriott International, Inc./MD,
	6.750%, 5/15/18	2,283,951
1,000,000	Newell Brands, Inc., 5.000%, 11/15/23	1,026,395
1,128,000	Volkswagen Group of America
	Finance LLC, 144a, 1.650%, 5/22/18	1,126,409
		32,291,531

52

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 28.3% (Continued)

	Utilities — 3.1%
$1,545,000	Consolidated Edison Co., 144a,
	5.850%, 4/1/18	$1,545,000
3,000,000	Dominion Energy, Inc., 2.579%, 7/1/20	2,962,111
825,000	Dominion Energy, Inc., 144a,
	1.500%, 9/30/18	820,222
4,375,000	Duke Energy Florida LLC,
	2.100%, 12/15/19	4,352,443
2,975,000	E.ON International Finance BV
	(Netherlands), 144a,
	5.800%, 4/30/18	2,981,628
5,000,000	Georgia Power Co., 2.000%, 3/30/20	4,920,084
700,000	ITC Holdings Corp., 144a,
	5.500%, 1/15/20	726,530
500,000	Ohio Power Co., 6.050%, 5/1/18	501,355
5,300,000	Sempra Energy, (3M LIBOR +0.250%),
	1.959%, 7/15/19(A)	5,300,191
451,000	Southern Electric Generating Co.,
	144a, 2.200%, 12/1/18	449,975
4,981,000	United Utilities PLC (United Kingdom),
	4.550%, 6/19/18	4,998,428
		29,557,967

	Consumer Staples — 2.9%
1,239,000	Constellation Brands, Inc.,
	3.875%, 11/15/19	1,255,709
6,800,000	Kraft Heinz Foods Co., (3M LIBOR
	+0.570%), 2.381%, 2/10/21(A)	6,781,430
2,075,000	Kraft Heinz Foods Co., 6.125%, 8/23/18	2,103,718
4,020,000	Reckitt Benckiser Treasury Services
	PLC (United Kingdom), 144a,
	2.125%, 9/21/18	4,014,764
1,540,000	Reckitt Benckiser Treasury Services
	PLC (United Kingdom), 144a, (3M
	LIBOR +0.560%), 2.846%, 6/24/22(A)	1,531,973
8,263,000	Reynolds American, Inc.,
	2.300%, 6/12/18	8,258,801
3,200,000	Tyson Foods, Inc., (3M LIBOR
	+0.550%), 2.567%, 6/2/20(A)	3,206,975
		27,153,370

	Information Technology — 2.5%
3,200,000	Dell International LLC / EMC Corp.,
	144a, 3.480%, 6/1/19	3,214,474
1,400,000	Fidelity National Information Services,
	Inc., 2.000%, 4/15/18	1,399,603
10,000,000	Fidelity National Information Services,
	Inc., 2.850%, 10/15/18	10,004,579
9,300,000	Hewlett Packard Enterprise Co., 144a,
	2.100%, 10/4/19	9,177,440
		23,796,096

	Industrials — 2.4%
565,000	Canadian National Railway Co.
	(Canada), 5.550%, 5/15/18	566,993
650,000	General Electric Co. MTN,
	5.625%, 5/1/18	651,495
6,875,000	Martin Marietta Materials, Inc., (3M
	LIBOR +0.650%), 2.554%, 5/22/20(A)	6,901,884
3,669,000	Martin Marietta Materials, Inc.,
	6.600%, 4/15/18	3,674,458
2,112,000	Pentair Finance Sarl (Luxembourg),
	2.900%, 9/15/18	2,112,455
958,000	SBA Tower Trust, 144a,
	2.898%, 10/8/19(C)	953,116
7,500,000	Vulcan Materials Co., (3M LIBOR
	+0.650%), 2.570%, 3/1/21(A)	7,502,201
		22,362,602

	Energy — 2.4%
11,865,000	Columbia Pipeline Group, Inc.,
	2.450%, 6/1/18	11,857,425
230,000	Enterprise Products Operating LLC,
	1.650%, 5/7/18	229,779
3,650,000	Phillips 66, 144a, (3M LIBOR +0.650%),
	2.372%, 4/15/19(A)	3,651,007
1,500,000	Ras Laffan Liquefied Natural Gas Co.
	(Qatar), 6.750%, 9/30/19	1,571,250
293,130	Ras Laffan Liquefied Natural Gas Co.
	Ltd. II (Qatar), 144a, 5.298%, 9/30/20	300,458
4,441,000	Spectra Energy Partners LP,
	2.950%, 9/25/18	4,445,418
		22,055,337

	Health Care — 1.3%
2,100,000	Amgen, Inc., 1.900%, 5/10/19	2,082,266
2,100,000	Amgen, Inc., 2.200%, 5/11/20	2,070,372
7,700,000	Dignity Health, 2.637%, 11/1/19	7,667,161
750,000	Medtronic, Inc., 1.375%, 4/1/18	750,000
		12,569,799

	Real Estate — 0.5%
2,250,000	Equity Commonwealth,
	5.875%, 9/15/20	2,340,137
1,790,000	Highwoods Realty LP, 7.500%, 4/15/18	1,792,817
868,000	SL Green Realty Corp.,
	5.000%, 8/15/18	871,654
		5,004,608

	Materials — 0.4%
2,700,000	EI du Pont de Nemours & Co.,
	2.200%, 5/1/20	2,662,679
800,000	Monsanto Co., 1.850%, 11/15/18	795,693
		3,458,372

	Telecommunication Services — 0.4%
2,040,000	Crown Castle Towers LLC, 144a,
	3.222%, 5/15/22	2,023,415
1,405,000	Sky PLC (United Kingdom), 144a,
	2.625%, 9/16/19	1,399,083
		3,422,498
	Total Corporate Bonds	$266,606,922

53

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 13.6%
$5,388,572	A10 Term Asset Financing LLC, Ser
	2017-1A, Class A1FL, 144a, (1M
	LIBOR +0.850%), 2.627%, 3/15/36(A)	$5,388,565
10,594,000	AREIT Trust, Ser 2018-CRE1, Class A,
	144a, (1M LIBOR +0.850%),
	2.350%, 2/15/35(A)	10,599,731
8,358,430	BAMLL Commercial Mortgage
	Securities Trust, Ser 2014-ICTS, Class
	A, 144a, (1M LIBOR +0.800%),
	2.577%, 6/15/28(A)	8,358,420
5,000,000	BHMS Mortgage Trust, Ser 2014-ATLS,
	Class BFL, 144a, (1M LIBOR
	+1.950%), 3.614%, 7/5/33(A)	5,014,834
3,898,000	BSPRT Issuer Ltd. (Cayman Islands), Ser
	2017-FL2, Class A, 144a, (1M LIBOR
	+0.820%), 2.597%, 10/15/34(A)	3,900,490
3,219,000	BSPRT Issuer Ltd. (Cayman Islands), Ser
	2017-FL2, Class AS, 144a, (1M LIBOR
	+1.100%), 2.877%, 10/15/34(A)	3,218,990
3,822,691	CD Mortgage Trust, Ser 2006-CD3,
	Class AM, 5.648%, 10/15/48	3,952,463
6,560,000	CGDB Commercial Mortgage Trust,
	Ser 2017-BIO, Class B, 144a, (1M
	LIBOR +0.950%), 2.727%, 5/15/30(A)	6,576,439
3,991,000	COMM Mortgage Trust, Ser
	2013-CR10, Class A2,
	2.972%, 8/10/46	3,996,114
44,615,513	COMM Mortgage Trust, Ser
	2014-UBS3, Class XA,
	1.294%, 6/10/47(A)(B)	2,225,159
3,977,350	COMM Mortgage Trust, Ser
	2016-SAVA, Class A, 144a, (1M
	LIBOR +1.720%),
	3.460%, 10/15/34(A)	3,981,325
774,691	DBUBS Mortgage Trust, Ser
	2011-LC2A, Class A1FL, 144a, (1M
	LIBOR +1.350%), 3.090%, 7/12/44(A)	783,345
3,718,901	GS Mortgage Securities Corp. II, Ser
	2015-GC30, Class A1,
	1.439%, 5/10/50	3,675,538
118,906,000	GS Mortgage Securities Corp. II, Ser
	2017-SLP, Class XA, 144a,
	1.172%, 10/10/32(A)(B)	5,659,081
143,822,000	GS Mortgage Securities Corp. Trust,
	Ser 2017-GPTX, Class XCP, 144a,
	0.786%, 5/10/34(A)(B)(D)	2,414,340
8,320,000	Hospitality Mortgage Trust, Ser
	2017-HIT, Class B, 144a, (1M LIBOR
	+1.180%), 2.891%, 5/8/30(A)	8,353,773
10,422,000	J.P. Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2017-FL11, Class A, 144a, (1M LIBOR
	+0.850%), 2.627%, 10/15/32(A)	10,430,340
9,088,853	JPMBB Commercial Mortgage
	Securities Trust, Ser 2013-C12, Class
	A2, 2.424%, 7/15/45	9,079,244
2,078,622	JPMBB Commercial Mortgage
	Securities Trust, Ser 2014-C24, Class
	A1, 1.539%, 11/15/47	2,066,374
2,654,091	JPMBB Commercial Mortgage
	Securities Trust, Ser 2015-C29, Class
	A1, 1.626%, 5/15/48	2,628,361
1,883,000	Merrill Lynch Mortgage Investors
	Trust, Ser 1998-C1, Class E,
	6.750%, 11/15/26(A)(B)	1,972,106
3,574,629	Morgan Stanley Bank of America
	Merrill Lynch Trust, Ser 2015-C20,
	Class A1, 1.405%, 2/15/48	3,539,605
765,947	PFP Ltd. (Cayman Islands), Ser 2015-2,
	Class A, 144a, (1M LIBOR +1.450%),
	3.236%, 7/14/34(A)	766,431
3,752,988	RAIT Trust, Ser 2017-FL7, Class A, 144a,
	(1M LIBOR +0.950%),
	2.727%, 6/15/37(A)	3,756,368
8,771,000	Tharaldson Hotel Portfolio Trust, Ser
	2018-THL, Class B, 144a, (1M LIBOR
	+1.100%), 2.840%, 11/11/34(A)	8,784,957
6,280,000	TPG Real Estate Finance Issuer Ltd.
	(Cayman Islands), Ser 2018-FL1,
	Class AS, 144a, (1M LIBOR +0.950%),
	2.736%, 2/15/35(A)	6,283,044
13,161,707	UBS-Citigroup Commercial Mortgage
	Trust, Ser 2011-C1, Class XA, 144a,
	2.199%, 1/10/45(A)(B)(D)	818,423
	Total Commercial
	Mortgage-Backed Securities	$128,223,860

	Non-Agency Collateralized Mortgage
	Obligations — 3.9%
2,336,189	Bear Stearns ARM Trust, Ser 2003-1,
	Class 5A1, 3.401%, 4/25/33(A)(B)††	2,367,804
270,467	Bear Stearns ARM Trust, Ser 2004-1,
	Class 13A3, 3.920%, 4/25/34(A)(B)††	271,901
4,805,868	Bear Stearns ARM Trust, Ser 2004-4,
	Class A6, 3.601%, 6/25/34(A)(B)††	4,918,647
203,276	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(C)††	205,487
65,698	Community Program Loan Trust, Ser
	1987-A, Class A5, 4.500%, 4/1/29	65,502
183,731	CSMC Trust, Ser 2012-CIM1, Class A1,
	144a, 3.380%, 2/25/42(A)(B)	183,937
2,317,656	CSMC Trust, Ser 2014-WIN1, Class 2A5,
	144a, 3.000%, 9/25/44(A)(B)	2,317,729
5,766,001	CSMC Trust, Ser 2014-WIN2, Class A5,
	144a, 3.000%, 10/25/44(A)(B)	5,767,623
55,108	FDIC Structured Sale Guaranteed
	Notes, Ser 2010-S3, Class A, 144a,
	2.740%, 12/3/20	54,386

54

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage
	Obligations — 3.9% (Continued)
$4,265,202	GSR Mortgage Loan Trust, Ser
	2003-13, Class 1A1,
	3.400%, 10/25/33(A)(B)	$4,387,493
160,361	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	3.429%, 6/25/36(A)(B)	152,028
21,041	Merrill Lynch Mortgage Investors
	Trust, Ser 2003-A1, Class 2A, (12M
	LIBOR +1.625%),
	4.106%, 12/25/32(A)	21,034
151,542	Merrill Lynch Mortgage Investors
	Trust, Ser 2004-1, Class 1A,
	3.281%, 12/25/34(A)(B)	150,709
12,252,430	Opteum Mortgage Acceptance Corp.
	Asset Backed Pass-Through
	Certificates, Ser 2005-3, Class A1C,
	(1M LIBOR +0.370%),
	2.242%, 7/25/35(A)	12,265,487
860,798	RFMSI Trust, Ser 2007-SA1, Class 1A1,
	3.553%, 2/25/37(A)(B)	738,776
2,449,277	Towd Point Mortgage Trust, Ser
	2015-4, Class A1B, 144a,
	2.750%, 4/25/55(A)(B)	2,430,530
152,610	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 3.365%, 6/25/33(A)(B)	154,254
396,158	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-M, Class
	A1, 3.731%, 12/25/33(A)(B)	405,122
	Total Non-Agency Collateralized
	Mortgage Obligations	$36,858,449

	Agency Collateralized Mortgage
	Obligations — 3.7%
116,624,565	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K504 Class
	X1, 0.171%, 9/25/20(A)(B)(D)	316,309
129,676,119	FHLMC Multifamily Structured Pass
	Through Certificates, Ser KAIV Class
	X1, 1.291%, 6/25/21(A)(B)(D)	4,018,650
25,745	FHLMC REMIC, Ser 2510 Class TA,
	4.000%, 6/15/32	25,790
344,743	FHLMC REMIC, Ser 2770 Class FH, (1M
	LIBOR +0.400%), 2.177%, 3/15/34(A)	344,549
13,277	FHLMC REMIC, Ser 2927 Class ED,
	4.000%, 1/15/35	13,270
27,773	FHLMC REMIC, Ser 3414 Class MB,
	4.250%, 12/15/19	27,881
1,467,569	FHLMC REMIC, Ser 3874 Class BD,
	3.000%, 6/15/21	1,469,922
3,811,992	FHLMC REMIC, Ser 4238 Class TL,
	1.250%, 8/15/27	3,554,675
550	FHLMC REMIC, Ser 4459 Class NG,
	6.500%, 10/15/24	548
198,743	FNMA REMIC, Ser 2003-119, Class PU,
	4.000%, 11/25/33	202,682
72,559	FNMA REMIC, Ser 2003-33, Class AM,
	4.250%, 5/25/33	74,540
63,571	FNMA REMIC, Ser 2003-42, Class CA,
	4.000%, 5/25/33	64,381
286,152	FNMA REMIC, Ser 2003-81, Class FE,
	(1M LIBOR +0.500%),
	2.372%, 9/25/33(A)	287,227
537,379	FNMA REMIC, Ser 2009-32, Class BH,
	5.250%, 5/25/39	557,385
41,739	FNMA REMIC, Ser 2010-13, Class WD,
	4.250%, 3/25/25	42,098
7,017,999	FNMA REMIC, Ser 2010-64, Class AD,
	3.000%, 12/25/20	7,030,521
2,666,310	FNMA REMIC, Ser 2011-15, Class HC,
	2.500%, 3/25/26	2,652,821
12,253	FNMA REMIC, Ser 2011-52, Class AH,
	2.750%, 10/25/18	12,234
1,826,003	FNMA REMIC, Ser 2011-67, Class DA,
	4.500%, 7/25/21	1,841,336
262,340	FNMA REMIC, Ser 2012 102 Class,
	1.500%, 9/25/27	251,055
2,883,809	FNMA REMIC, Ser 2012-47, Class AI,
	3.000%, 5/25/22	131,084
142,031	FNMA REMIC Trust, Ser 2001-W4, Class
	AF5, 6.114%, 2/25/32(C)	165,346
116,945	GNMA, Ser 2002-72, Class AB,
	4.500%, 10/20/32	120,439
85,556	GNMA, Ser 2011-57, Class BA,
	3.000%, 5/20/40	84,994
178,442	GNMA, Ser 2012-27, Class A,
	1.614%, 7/16/39	173,704
6,063,900	GNMA, Ser 2016-40, Class F, (1M LIBOR
	+0.400%), 2.186%, 7/16/57(A)	6,001,043
4,992,313	GNMA, Ser 2016-95, Class F, (1M LIBOR
	+0.450%), 2.236%, 1/16/58(A)	4,947,764
	Total Agency Collateralized
	Mortgage Obligations	$34,412,248

	Municipal Bonds — 2.8%

	California — 0.4%
2,155,000	CA St Enterprise Dev Authority, Txbl
	Variable J Harris Indl Wt, (LOC: City
	National Bank), 144a, 2.120%,
	9/1/41(A)(B)	2,155,000
1,885,000	CA St Infrastructure & Economic Dev
	Bank, Variable Canyon Plastics Inc P,
	Variable Canyon Plastics Inc P, (LOC:
	Bank Of West (The)), 1.730%,
	12/1/39(A)(B)	1,885,000
		4,040,000

	Connecticut — 0.1%
425,000	State of Connecticut, Ser A, UTGO,
	2.520%, 5/15/18(A)(B)	425,161

55

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 2.8% (Continued)

	Florida — 0.5%
$5,000,000	State Brd of Admin Fin Corp., Txbl Ser
	A, 2.163%, 7/1/19	$4,987,600

	Hawaii — 0.1%
1,000,000	State of Hawaii, Txbl Ser Fu, UTGO,
	2.200%, 1/1/19	1,000,050

	Illinois — 0.4%
3,500,000	IL St Sales Tax Rev, Txbl Sales Tax,
	2.000%, 6/15/18	3,498,670

	Massachusetts — 0.1%
417,000	MA St Edu Fin Auth, I Ser B 1, 3.633%,
	1/1/31(A)(B)	417,571

	Minnesota — 0.1%
1,095,000	Saint Paul Mn Hsg & Redev Auth, Txbl
	Ref Healthpartners Oblig, 1.838%,
	7/1/18	1,093,949

	New Mexico — 0.0%
30,000	New Mexico Educational Assistance
	Foundation, (3M LIBOR + 0.650%),
	2.656%, 12/1/28(A)	30,022

	New York — 0.3%
3,150,000	Brookhaven NY IDA, Variable
	Intercounty Asso, (LOC: Capital One
	NA), 1.900%, 1/1/25(A)(B)	3,150,000

	Ohio — 0.1%
1,000,000	West Carrollton Oh Non-Tax Rev, Txbl
	Various Purpose BANS, 1.600%,
	5/1/18	999,310

	Other Territory — 0.7%
6,900,000	Rib Floater Trust, Txbl Muni Floaters Trs
	Ser 201, (LOC: Barclays Bank
	PLC), 144a, 2.240%, 7/1/22(A)(B)	6,900,000

	South Carolina — 0.0%
280,000	Spartanburg SC Wtrwks Rev, Txbl Ref
	Sys Ser B, 1.785%, 12/1/18	279,014
	Total Municipal Bonds	$26,821,347

	U.S. Government Mortgage-Backed
	Obligations — 2.6%
75,494	FHLMC, Pool #1B1580, (12M LIBOR
	+1.961%), 4.086%, 3/1/34(A)	79,945
121,745	FHLMC, Pool #1B2629, (12M LIBOR
	+1.750%), 3.500%, 11/1/34(A)	127,482
342,024	FHLMC, Pool #1B7189, (12M LIBOR
	+2.470%), 4.324%, 3/1/36(A)	368,541
91,607	FHLMC, Pool #1G1471, (12M LIBOR
	+1.670%), 3.441%, 1/1/37(A)	95,288
602,528	FHLMC, Pool #1H1354, (1 Year CMT
	Rate +2.250%), 3.429%, 11/1/36(A)	633,792
58,232	FHLMC, Pool #1H2524, (1 Year CMT
	Rate +2.250%), 3.559%, 8/1/35(A)	61,313
238,174	FHLMC, Pool #1J1813, (12M LIBOR
	+1.925%), 3.675%, 8/1/37(A)	250,104
199,265	FHLMC, Pool #1K1238, (1 Year CMT
	Rate +2.250%), 3.232%, 7/1/36(A)	209,888
130,885	FHLMC, Pool #1L0087, (1 Year CMT
	Rate +2.250%), 3.230%, 6/1/35(A)	138,395
278,680	FHLMC, Pool #1L0147, (1 Year CMT
	Rate +2.290%), 3.397%, 7/1/35(A)	293,619
181,278	FHLMC, Pool #1L1288, (1 Year CMT
	Rate +2.250%), 3.514%, 5/1/36(A)	191,489
162,085	FHLMC, Pool #1Q0080, (12M LIBOR
	+1.686%), 3.443%, 1/1/36(A)	169,708
392,493	FHLMC, Pool #1Q0119, (12M LIBOR
	+1.843%), 3.633%, 9/1/36(A)	412,742
488,539	FHLMC, Pool #1Q0187, (12M LIBOR
	+1.800%), 3.547%, 12/1/36(A)	511,229
285,503	FHLMC, Pool #1Q0339, (12M LIBOR
	+1.944%), 3.769%, 4/1/37(A)	300,333
112,361	FHLMC, Pool #1Q0669, (12M LIBOR
	+1.723%), 3.504%, 11/1/37(A)	117,423
454,122	FHLMC, Pool #1Q1303, (1 Year CMT
	Rate +2.250%), 3.396%, 11/1/36(A)	477,953
585,586	FHLMC, Pool #781515, (1 Year CMT
	Rate +2.250%), 3.650%, 4/1/34(A)	621,049
258,760	FHLMC, Pool #782760, (1 Year CMT
	Rate +2.250%), 3.416%, 11/1/36(A)	271,930
219,518	FHLMC, Pool #847795, (1 Year CMT
	Rate +2.273%), 3.509%, 4/1/35(A)	231,028
124,773	FHLMC, Pool #848088, (1 Year CMT
	Rate +2.245%), 3.567%, 4/1/35(A)	131,297
445,911	FHLMC, Pool #848539, (1 Year CMT
	Rate +2.263%), 3.575%, 4/1/37(A)	469,718
1,094,433	FHLMC, Pool #848583, (1 Year CMT
	Rate +2.301%), 3.646%, 1/1/36(A)	1,155,803
14,119	FHLMC, Pool #A92646, 5.500%, 6/1/40	15,486
15,626	FHLMC, Pool #C03505, 5.500%, 6/1/40	16,973
67,565	FHLMC, Pool #C66916, 7.000%, 5/1/32	75,016
8,666	FHLMC, Pool #D94598, 6.500%, 4/1/21	8,959
1,959	FHLMC, Pool #G00100, 8.000%, 2/1/23	2,109
45,630	FHLMC, Pool #G01840, 5.000%, 7/1/35	49,198
315,038	FHLMC, Pool #G11769,
	5.000%, 10/1/20	320,520
203,403	FHLMC, Pool #G11773,
	5.000%, 10/1/20	207,467
105,259	FHLMC, Pool #J05907, 6.000%, 8/1/19	105,990
81,700	FHLMC, Pool #J10895,
	4.000%, 10/1/19	84,042
55,099	FNMA, Pool #175123, 7.450%, 8/1/22	56,508
4,721	FNMA, Pool #207530, 8.250%, 4/1/22	4,730
143,100	FNMA, Pool #254868, 5.000%, 9/1/33	154,503
70,358	FNMA, Pool #256272, 5.500%, 6/1/26	76,416
120,572	FNMA, Pool #256852, 6.000%, 8/1/27	134,067
27,015	FNMA, Pool #323832, 7.500%, 7/1/29	30,872

56

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 2.6% (Continued)
$2,067	FNMA, Pool #334593, 7.000%, 5/1/24	$2,208
99,759	FNMA, Pool #555380, (12M LIBOR
	+1.600%), 3.696%, 4/1/33(A)	104,651
52,240	FNMA, Pool #665773, 7.500%, 6/1/31	53,475
107,536	FNMA, Pool #679742, (1 Year CMT Rate
	+2.580%), 3.366%, 1/1/40(A)	110,374
47,360	FNMA, Pool #681842, (1 Year CMT Rate
	+2.125%), 3.704%, 2/1/33(A)	49,263
124,713	FNMA, Pool #681898, (1 Year CMT Rate
	+2.125%), 3.650%, 4/1/33(A)	130,575
155,186	FNMA, Pool #725245, (1 Year CMT Rate
	+2.140%), 3.462%, 2/1/34(A)	162,967
400	FNMA, Pool #725284, 7.000%, 11/1/18	400
162,792	FNMA, Pool #725424, 5.500%, 4/1/34	178,845
941,081	FNMA, Pool #725490, (12M LIBOR
	+1.617%), 3.373%, 4/1/34(A)	987,541
16,996	FNMA, Pool #735439, 6.000%, 9/1/19	17,213
28,273	FNMA, Pool #735484, 5.000%, 5/1/35	30,525
129,998	FNMA, Pool #735539, (1 Year CMT Rate
	+2.203%), 3.675%, 4/1/35(A)	136,768
54,832	FNMA, Pool #743207, (12M LIBOR
	+1.506%), 3.270%, 10/1/33(A)	57,154
46,676	FNMA, Pool #745467, (12M LIBOR
	+1.947%), 3.734%, 4/1/36(A)	48,932
40,363	FNMA, Pool #745790, (1 Year CMT Rate
	+2.062%), 3.371%, 8/1/36(A)	41,992
136,188	FNMA, Pool #761411, 4.500%, 5/1/19	137,208
76,822	FNMA, Pool #784365, (6M LIBOR
	+1.550%), 3.050%, 5/1/34(A)	79,582
183,051	FNMA, Pool #791978, (6M LIBOR
	+1.518%), 3.441%, 9/1/34(A)	189,588
61,396	FNMA, Pool #804001, (1 Year CMT Rate
	+2.185%), 3.435%, 10/1/34(A)	64,420
41,231	FNMA, Pool #809897, (12M LIBOR
	+1.697%), 3.845%, 3/1/35(A)	43,103
178,803	FNMA, Pool #813170, (12M LIBOR
	+1.575%), 3.533%, 1/1/35(A)	186,527
835,375	FNMA, Pool #815323, (6M LIBOR
	+1.536%), 3.150%, 1/1/35(A)	864,376
193,628	FNMA, Pool #820364, (12M LIBOR
	+0.969%), 2.719%, 4/1/35(A)	200,569
366,554	FNMA, Pool #827787, (6M LIBOR
	+1.550%), 3.062%, 5/1/35(A)	379,385
49,566	FNMA, Pool #828480, (12M LIBOR
	+1.730%), 3.605%, 6/1/35(A)	52,170
127,779	FNMA, Pool #839239, (12M LIBOR
	+1.760%), 3.510%, 9/1/35(A)	134,343
81,943	FNMA, Pool #888179, (12M LIBOR
	+1.812%), 3.639%, 2/1/37(A)	85,809
57,901	FNMA, Pool #888548, (1 Year CMT Rate
	+2.251%), 3.444%, 5/1/35(A)	61,125
90,457	FNMA, Pool #889060, 6.000%, 1/1/38	101,001
87,231	FNMA, Pool #889061, 6.000%, 1/1/38	98,817
5,930	FNMA, Pool #889382, 5.500%, 4/1/38	6,569
323,815	FNMA, Pool #922674, (12M LIBOR
	+1.905%), 3.780%, 4/1/36(A)	341,892
43,550	FNMA, Pool #931676, 5.500%, 1/1/19	43,752
137,163	FNMA, Pool #950385, (6M LIBOR
	+0.964%), 2.734%, 8/1/37(A)	138,672
43,192	FNMA, Pool #960376, 5.500%, 12/1/37	47,084
198,296	FNMA, Pool #985670, 6.500%, 10/1/21	203,937
26	FNMA, Pool #995284, 5.500%, 3/1/20	26
284,300	FNMA, Pool #AA1150, 4.000%, 4/1/23	292,486
9,662	FNMA, Pool #AD0941, 5.500%, 4/1/40	10,757
73,502	FNMA, Pool #AE0363, 5.000%, 7/1/37	79,357
82,884	FNMA, Pool #AE0727, 4.000%, 10/1/20	85,270
88,725	FNMA, Pool #AE5441, 5.000%, 10/1/40	95,349
163,436	FNMA, Pool #AI6588, 4.000%, 7/1/26	168,218
172,405	FNMA, Pool #AI8506, 4.000%, 8/1/26	177,430
155,351	FNMA, Pool #AL0211, 5.000%, 4/1/41	167,799
23,771	FNMA, Pool #AL0302, 5.000%, 4/1/24	24,762
985,885	FNMA, Pool #AL0478, (12M LIBOR
	+1.794%), 3.576%, 4/1/36(A)	1,038,630
285,495	FNMA, Pool #AL0543, 5.000%, 7/1/41	308,779
158,118	FNMA, Pool #AL1105, 4.500%, 12/1/40	167,550
45,431	FNMA, Pool #AL2591, 5.500%, 5/1/38	47,338
525,259	FNMA, Pool #AL5275, (6M LIBOR
	+1.492%), 3.121%, 9/1/37(A)	542,909
2,930,813	FNMA, Pool #AL7396, (6M LIBOR
	+1.537%), 3.139%, 2/1/37(A)	3,031,953
7,594	GNMA, Pool #344233, 8.000%, 2/15/23	8,032
35,146	GNMA, Pool #345123,
	8.000%, 12/15/23	37,231
4,478	GNMA, Pool #569337, 6.500%, 4/15/22	4,663
14,304	GNMA, Pool #628440, 7.000%, 4/15/24	14,365
10,027	GNMA, Pool #780322,
	8.000%, 11/15/22	10,651
494,510	GNMA, Pool #80826, (1 Year CMT Rate
	+1.500%), 2.375%, 2/20/34(A)	513,974
215,233	GNMA, Pool #80889, (1 Year CMT Rate
	+1.500%), 2.625%, 4/20/34(A)	223,729
365,486	GNMA, Pool #81016, (1 Year CMT Rate
	+1.500%), 2.750%, 8/20/34(A)	378,957
763,566	GNMA, Pool #82760, (1 Year CMT Rate
	+1.500%), 2.375%, 3/20/41(A)	785,739
363	GNMA, Pool #8426, (1 Year CMT Rate
	+1.500%), 3.125%, 11/20/18(A)	362
476,791	GNMA, Pool #MA2392, (1 Year CMT
	Rate +1.500%), 3.000%, 11/20/44(A)	494,391
1,952,217	GNMA, Pool #MA2466, (1 Year CMT
	Rate +1.500%), 3.000%, 12/20/44(A)	2,025,745
	Total U.S. Government
	Mortgage-Backed Obligations	$24,972,189

	U.S. Government Agency Obligations — 0.8%
2,100,000	Overseas Private Investment Corp.,
	1.705%, 10/15/33(A)(B)	2,100,000

57

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Agency Obligations — 0.8%
	(Continued)
$5,000,000	Overseas Private Investment Corp.,
	1.790%, 7/20/22(A)(B)	$5,000,000
15,767	Small Business Administration
	Participation Certificates, Ser
	2002-20A, Class 1, 6.140%, 1/1/22	16,421
27,766	Small Business Administration
	Participation Certificates, Ser
	2003-20E, Class 1, 4.640%, 5/1/23	28,651
177,141	Small Business Administration Pools,
	1.900%, 1/25/26(A)	175,870
149,013	Small Business Administration Pools,
	2.000%, 4/25/28(A)	148,176
	Total U.S. Government Agency
	Obligations	$7,469,118

	Bank Loan — 0.2%
1,743,938	Micron Technology Inc., Term Loan,
	(LIBOR +2.000%),
	3.880%, 4/26/22(A)(E)	$1,754,296

	Commercial Paper — 2.3%
15,000,000	Avypp, 2.171%, 04/02/2018(F)	14,996,660
6,400,000	CABOTC, 2.251%, 04/02/2018(F)	6,398,537
	Total Commercial Paper	$21,395,197

Shares

	Short-Term Investment Fund — 0.0%
97,508	Dreyfus Government Cash
	Management, Institutional Shares,
	1.54%∞Ω	$97,508
	Total Investment Securities —100.0%
	(Cost $945,660,501)	$942,448,314

	Liabilities in Excess of
	Other Assets — 0.0%	(451,838)

	Net Assets — 100.0%	$941,996,476

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2018.

(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of March 31, 2018.

(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(E)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of March 31, 2018.

(F)	Rate reflects yield at the time of purchase.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

ARM - Adjustable Rate Mortgage

BANS - Bond Anticipation Notes

CDO - Collateralized Debt Obligations

CLO - Collateralized Loan Obligations

CMT - Constant Maturity Treasury

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

IDA - Industrial Development Agency

LIBOR - London Interbank Offered Rate

58

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities were valued at $482,013,941 or 51.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$393,837,180	$—	$393,837,180
Corporate Bonds	—	266,606,922	—	266,606,922
Commercial Mortgage-Backed Securities	—	128,223,860	—	128,223,860
Non-Agency Collateralized Mortgage Obligations	—	36,858,449	—	36,858,449
Agency Collateralized Mortgage Obligations	—	34,412,248	—	34,412,248
Municipal Bonds	—	26,821,347	—	26,821,347
U.S. Government Mortgage-Backed Obligations	—	24,972,189	—	24,972,189
U.S. Government Agency Obligations	—	7,469,118	—	7,469,118
Bank Loan	—	1,754,296	—	1,754,296
Commercial Paper	—	21,395,197	—	21,395,197
Short-Term Investment Fund	97,508	—	—	97,508
Total	$97,508	$942,350,806	$—	$942,448,314

See accompanying Notes to Financial Statements.

59

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

			Touchstone
	Touchstone	Touchstone	Emerging	Touchstone
	Active Bond	Arbitrage	Markets Small	High Yield
	Fund	Fund	Cap Fund	Fund

Assets
Investments, at cost	$397,778,911	$273,416,138	$11,615,381	$197,833,339
Investments, at market value (A)	$394,907,068	$266,346,161	$12,812,264	$194,229,521
Cash	—	—	—	56
Foreign currency (B)	—	—	254,633	—
Cash collateral for securities sold short and written options	—	5,166,076	—	—
Unrealized appreciation on forward foreign currency contracts	—	49,954	—	—
Dividends and interest receivable	2,126,517	209,040	32,767	3,211,848
Receivable for capital shares sold	105,696	2,148,461	23,062	24,004
Receivable for investments sold	1,300,699	14,925,050	340,099	1,746,484
Receivable for securities lending income	2,503	2,138	521	8,485
Receivable from Investment Advisor	—	—	7,918	—
Tax reclaim receivable	—	—	167	—
Other assets	34,794	41,918	27,334	31,410
Total Assets	398,477,277	288,888,798	13,498,765	199,251,808
Liabilities
Bank overdrafts	—	2,330,347	103,491	—
Foreign currency(B)	—	94	—	—
Due to prime broker	—	—	—	—
Written options, at market value(C)	—	189,222	—	—
Securities sold short(D)	—	24,473,518	—	—
Dividend and interest payable on securities sold short	—	45,603	—	—
Payable for return of collateral for securities on loan	—	2,409,030	198,631	2,972,535
Payable for capital shares redeemed	477,265	182,697	3,000	231,671
Payable for investments purchased	398,234	14,498,274	387,841	2,083,000
Payable to Investment Advisor	106,449	216,556	—	76,852
Payable to other affiliates	61,996	34,978	135	28,771
Payable to Trustees	3,687	3,687	3,687	3,687
Payable for professional services	15,343	15,903	31,546	14,778
Payable to Transfer Agent	214,941	39,741	4,956	53,314
Payable for reports to shareholders	—	9,020	6,373	7,912
Other accrued expenses and liabilities	57,216	6,894	21,523	25,914
Total Liabilities	1,335,131	44,455,564	761,183	5,498,434
Net Assets	$397,142,146	$244,433,234	$12,737,582	$193,753,374
Net assets consist of:
Par value	$392,384	$251,843	$10,764	$232,432
Paid-in capital	401,062,342	255,140,072	108,230,115	210,827,836
Accumulated net investment income (loss)	(380,301)	(1,057,855)	(97,121)	667,994
Accumulated net realized gains (losses) on investments, forward foreign currency contracts, foreign currency transactions, futures contracts, written options and securities sold short	(1,060,436)	(2,427,507)	(96,604,613)	(14,371,070)
Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts, foreign currency transactions, written options and securities sold short	(2,871,843)	(7,473,319)	1,198,437	(3,603,818)
Net Assets	$397,142,146	$244,433,234	$12,737,582	$193,753,374
(A) Includes market value of securities on loan of:	$—	$2,297,842	$192,811	$2,866,741
(B) Cost of foreign currency:	$—	$(91)	$253,729	$—
(C) Premiums received from written options:	$—	$218,581	$—	$—
(D) Proceeds received for securities sold short:	$—	$23,990,866	$—	$—

See accompanying Notes to Financial Statements.

60

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone	Touchstone	Touchstone	Touchstone
Merger	Mid	Mid Cap	Premium	Sands Capital	Small
Arbitrage	Cap	Value	Yield Equity	Select Growth	Cap
Fund	Fund	Fund	Fund	Fund	Fund

$219,311,192	$689,624,731	$697,021,090	$101,538,812	$1,096,584,451	$116,308,131
$214,715,172	$818,758,089	$757,165,203	$115,750,901	$2,511,996,561	$170,402,458
1,283	151,173	75,153	71,256	6	38,042
—	—	—	—	—	—
—	—	—	—	—	—
25,628	—	—	—	—	—
173,959	1,256,198	1,038,960	249,068	244,460	179,338
511,607	2,852,715	4,717,831	114,566	2,068,926	38,229
8,904,901	3,939,595	—	—	—	1,851,612
—	—	8,099	2,067	—	32,577
—	—	—	—	—	—
—	—	—	23,630	—	—
34,060	47,993	51,537	22,845	60,488	35,618
224,366,610	827,005,763	763,056,783	116,234,333	2,514,370,441	172,577,874
—	—	—	—	—	—
51	—	—	—	—	—
12,828,367	—	—	—	—	—
158,166	—	—	—	—	—
14,344,506	—	—	—	—	—
51,625	—	—	—	—	—
—	—	20,761,501	4,684,185	—	6,324,413
289,092	1,372,247	16,190,921	351,316	4,234,147	676,862
8,327,386	—	1,648,453	542,786	—	—
162,561	525,675	513,254	66,262	2,036,781	118,756
31,164	146,135	65,003	29,038	798,178	25,407
3,687	3,687	3,687	3,687	3,687	3,687
16,085	17,680	15,332	11,611	31,785	12,206
36,626	175,061	112,987	28,447	598,070	45,773
7,372	17,706	3,691	8,376	60,981	22,650
10,884	2,115	2,502	1,818	16,098	6,661
36,267,572	2,260,306	39,317,331	5,727,526	7,779,727	7,236,415
$188,099,038	$824,745,457	$723,739,452	$110,506,807	$2,506,590,714	$165,341,459
$181,310	$252,652	$401,263	$119,146	$1,598,976	$109,323
195,300,503	682,903,542	652,246,609	91,565,896	977,084,047	91,677,256
(1,035,237)	1,375,052	259,755	(237,971)	(25,616,654)	5,835

(1,539,351)	11,080,853	10,687,712	4,847,647	138,112,235	19,454,718

(4,808,187)	129,133,358	60,144,113	14,212,089	1,415,412,110	54,094,327
$188,099,038	$824,745,457	$723,739,452	$110,506,807	$2,506,590,714	$165,341,459
$—	$—	$21,066,580	$4,587,097	$—	$6,360,406
$(50)	$—	$—	$—	$—	$—
$183,789	$—	$—	$—	$—	$—
$14,081,089	$—	$—	$—	$—	$—

61

Statements of Assets and Liabilities (Unaudited) (Continued)

			Touchstone
	Touchstone		Emerging
	Active	Touchstone	Markets	Touchstone
	Bond	Arbitrage	Small Cap	High Yield
	Fund	Fund	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$153,654,130	$5,663,318	$1,972,750	$14,793,827
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	15,088,437	591,178	166,697	1,817,587
Net asset value price per share*	$10.18	$9.58	$11.83	$8.14
Maximum sales charge - Class A shares	4.75%	5.75%	5.75%	4.75%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$10.69	$10.16	$12.55	$8.55

Pricing of Class C Shares
Net assets applicable to Class C shares	$27,954,223	$6,574,224	$1,054,013	$10,862,245
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	2,971,825	709,342	91,452	1,337,856
Net asset value and offering price per share**	$9.41	$9.27	$11.53	$8.12

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$184,971,540	$171,151,242	$8,583,579	$57,289,514
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	18,174,270	17,626,439	722,547	6,843,378
Net asset value, offering price and redemption price per share	$10.18	$9.71	$11.88	$8.37

Pricing of Class Z Shares
Net assets applicable to Class Z shares	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	—	—
Net asset value, offering price and redemption price per share	$—	$—	$—	$—

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$30,562,253	$61,044,450	$1,127,240	$110,807,788
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	3,003,842	6,257,359	95,670	13,244,355
Net asset value, offering price and redemption price per share	$10.17	$9.76	$11.78	$8.37

*	There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

62

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone	Touchstone	Touchstone	Touchstone
Merger	Mid	Mid Cap	Premium	Sands Capital	Small
Arbitrage	Cap	Value	Yield Equity	Select	Cap
Fund	Fund	Fund	Fund	Growth Fund	Fund

$11,232,655	$34,200,967	$19,739,313	$13,403,550	$89,214,637	$10,272,755

1,097,694	1,051,485	1,101,669	1,442,214	5,895,997	683,571
$10.23	$32.53	$17.92	$9.29	$15.13	$15.03
5.75%	5.75%	5.75%	5.75%	5.75%	5.75%

$10.85	$34.51	$19.01	$9.86	$16.05	$15.95

$9,562,309	$55,705,901	$9,614,036	$20,178,632	$73,814,611	$7,067,434

985,302	1,808,078	550,599	2,174,153	5,321,579	494,122
$9.70	$30.81	$17.46	$9.28	$13.87	$14.30

$106,354,126	$600,396,725	$333,782,834	$76,924,625	$1,794,066,247	$60,453,752

10,222,652	18,302,276	18,539,373	8,298,198	112,398,100	3,976,385
$10.40	$32.80	$18.00	$9.27	$15.96	$15.20

$—	$19,829,237	$—	$—	$549,495,219	$—

—	613,292	—	—	36,281,937	—
$—	$32.33	$—	$—	$15.15	$—

$60,949,948	$114,612,627	$360,603,269	$—	$—	$87,547,518

5,825,311	3,490,090	19,934,637	—	—	5,778,216
$10.46	$32.84	$18.09	$—	$—	$15.15

63

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone		Touchstone
	Small	Touchstone	Ultra Short
	Cap Value	Total Return	Duration Fixed
	Fund	Bond Fund	Income Fund

Assets
Investments, at cost	$102,492,179	$309,143,658	$945,660,501
Investments, at market value (A)	$102,017,410	$304,475,826	$942,448,314
Cash	10,054	9	398
Dividends and interest receivable	135,693	2,171,201	4,363,798
Receivable for capital shares sold	27,021	898,251	1,575,775
Receivable for investments sold	—	—	934,295
Receivable from securities lending income	4,482	770	—
Other assets	23,993	43,787	56,357
Total Assets	102,218,653	307,589,844	949,378,937

Liabilities
Distributions payable	—	—	261,419
Payable for return of collateral for securities on loan	6,342,805	1,272,000	—
Payable for capital shares redeemed	45,079	1,384,542	6,489,389
Payable for investments purchased	31,032	—	—
Payable to Investment Advisor	68,606	73,866	187,155
Payable to other affiliates	5,546	29,416	264,870
Payable to Trustees	3,687	3,687	3,685
Payable for professional services	12,369	14,505	19,235
Payable to Transfer Agent	96,950	26,331	106,424
Payable for reports to shareholders	10,729	5,635	7,227
Other accrued expenses and liabilities	2,153	17,009	43,057
Total Liabilities	6,618,956	2,826,991	7,382,461
Net Assets	$95,599,697	$304,762,853	$941,996,476

Net assets consist of:
Par value	37,251	306,823	1,018,034
Paid-in capital	95,088,108	313,285,413	968,008,202
Accumulated net investment income (loss)	31,718	(454,894)	(191,694)
Accumulated net realized gains (losses) on investments	917,389	(3,706,657)	(23,625,879)
Net unrealized depreciation on investments	(474,769)	(4,667,832)	(3,212,187)
Net Assets	$95,599,697	$304,762,853	$941,996,476
(A) Includes market value of securities on loan of:	$6,350,204	$1,236,000	$—

See accompanying Notes to Financial Statements.

64

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone		Touchstone
	Small	Touchstone	Ultra Short
	Cap Value	Total Return	Duration Fixed
	Fund	Bond Fund	Income Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$74,483,172	$6,147,327	$85,129,202
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	2,901,957	619,551	9,198,021
Net asset value price per share*	$25.67	$9.92	$9.26
Maximum sales charge - Class A shares	5.75%	4.75%	2.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$27.24	$10.41	$9.45

Pricing of Class C Shares
Net assets applicable to Class C shares	$1,058,782	$1,275,092	$5,454,024
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	42,152	128,663	589,107
Net asset value and offering price per share**	$25.12	$9.91	$9.26

Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$158,078,576
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	17,082,584
Net asset value, offering price and redemption price per share	$—	$—	$9.25

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$2,722,847	$49,340,408	$270,349,081
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	105,909	4,966,700	29,213,505
Net asset value, offering price and redemption price per share	$25.71	$9.93	$9.25

Pricing of Class Z Shares
Net assets applicable to Class Z shares	$—	$—	$182,824,222
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	—	—	19,752,219
Net asset value, offering price and redemption price per share	$—	$—	$9.26

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$17,334,896	$248,000,026	$240,161,371
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	675,040	24,967,408	25,967,936
Net asset value, offering price and redemption price per share	$25.68	$9.93	$9.25

*	There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

65

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

			Touchstone
	Touchstone	Touchstone	Emerging
	Active Bond	Arbitrage	Markets Small
	Fund	Fund	Cap Fund

Investment Income
Dividends (A)	$570,345	$572,662	$69,619
Interest	4,950,486	414,803	—
Income from securities loaned	3,606	54,508	2,045
Total Investment Income	5,524,437	1,041,973	71,664
Expenses
Investment advisory fees	713,805	1,220,783	70,069
Administration fees	267,546	168,584	9,676
Compliance fees and expenses	689	689	689
Custody fees	27,911	22,819	38,590
Professional fees	19,801	17,323	30,913
Transfer Agent fees, Class A	116,833	4,975	3,783
Transfer Agent fees, Class C	23,820	2,989	1,015
Transfer Agent fees, Class Y	134,749	63,810	2,535
Transfer Agent fees, Class Z	—	—	—
Transfer Agent fees, Institutional Class	661	1,801	378
Registration Fees, Class A	8,482	8,272	8,104
Registration Fees, Class C	7,286	6,826	5,547
Registration Fees, Class Y	8,582	15,092	7,727
Registration Fees, Class Z	—	—	—
Registration Fees, Institutional Class	7,055	6,515	6,679
Dividend expense on securities sold short	—	194,881	—
Interest expense on securities sold short	—	48,304	—
Reports to Shareholders, Class A	4,112	2,886	2,634
Reports to Shareholders, Class C	3,041	2,727	2,416
Reports to Shareholders, Class Y	4,094	9,185	2,515
Reports to Shareholders, Class Z	—	—	—
Reports to Shareholders, Institutional Class	2,402	2,618	2,370
Shareholder servicing fees, Class Z	—	—	—
Distribution expenses, Class A	174,749	8,080	3,306
Distribution and shareholder servicing expenses, Class C	132,418	38,689	5,071
Trustee fees	7,213	7,213	7,213
Other expenses	82,959	14,828	17,034
Total Expenses	1,748,208	1,869,889	228,264
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(252,690)	(19,407)	(124,579)
Fees eligible for recoupment by the Advisor(B)	—	—	—
Net Expenses	1,495,518	1,850,482	103,685
Net Investment Income (Loss)	4,028,919	(808,509)	(32,021)
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(C)	(694,599)	5,518,329	1,058,255
Net realized losses on forward foreign currency contracts	—	(122,431)	—
Net realized gains (losses) on foreign currency transactions	—	38,426	(4,651)
Net realized losses on futures contracts	(131,990)	—	—
Net realized gains on written options	—	474,638	—
Net realized losses on securities sold short	—	(5,773,465)	—
Net change in unrealized appreciation (depreciation) on investments(D)	(8,757,297)	(5,982,201)	(47,251)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	31,433	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	4,243	1,668
Net change in unrealized appreciation (depreciation) on written options	—	1,698	—
Net change in unrealized appreciation (depreciation) on securities sold short	—	1,550,351	—
Net Realized and Unrealized Gains (Losses) on Investments	(9,583,886)	(4,258,979)	1,008,021
Change in Net Assets Resulting from Operations	$(5,554,967)	$(5,067,488)	$976,000
(A) Net of foreign tax withholding of:	$—	$896	$7,534

(B)See Note 4 in Notes to Financial Statements.

(C) On March 13, 2018, the Small Cap Fund had a redemption-in-kind of securities and cash in the amount of $2,022,916 and $62,741, respectively, Net realized gains (losses) on investments includes the realized gains on the transactions of $834,647 which will not be realized by the Fund for tax purposes.

(D) Change in unrealized appreciation (depreciation) does not include net appreciation of $3,902,071 for the Touchstone Active Bond Fund in connection with the Fund's merger. See Note 9 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

66

Statements of Operations (Unaudited) (Continued)

	Touchstone	Touchstone	Touchstone	Touchstone	Touchstone
Touchstone	Merger	Mid	Mid Cap	Premium	Sands Capital	Touchstone
High Yield	Arbitrage	Cap	Value	Yield Equity	Select Growth	Small Cap
Fund	Fund	Fund	Fund	Fund	Fund	Fund

$5,800	$450,699	$6,432,117	$5,676,504	$1,747,768	$1,830,139	$4,976,919
5,753,881	491,455	—	—	—	1,415	—
17,334	—	—	23,245	26,735	213,420	216,880
5,777,015	942,154	6,432,117	5,699,749	1,774,503	2,044,974	5,193,799

529,830	1,010,668	3,210,263	2,885,466	421,977	11,180,495	833,203
146,421	139,569	596,551	533,756	88,572	1,827,864	142,135
689	689	689	689	689	689	689
7,099	27,725	7,380	11,541	3,325	19,775	5,237
16,054	17,378	23,020	21,418	12,900	48,551	14,396
13,111	6,221	18,110	14,066	16,059	38,690	11,486
5,927	4,610	28,597	4,760	7,949	31,145	5,098
50,135	44,163	274,991	139,805	20,761	800,686	47,403
—	—	10,725	—	—	423,483	—
3,937	10,044	8,315	73,772	—	—	16,238
8,566	9,233	8,687	9,305	8,824	8,778	8,283
7,310	8,032	8,782	8,624	8,000	8,589	7,020
12,226	10,346	19,191	19,133	10,246	24,470	10,550
—	—	8,182	—	—	14,266	—
7,262	10,224	6,655	12,991	—	—	8,300
—	149,109	—	—	—	—	—
—	162,433	—	—	—	—	—
3,023	2,811	4,007	3,950	3,115	4,980	3,166
2,896	2,832	5,363	3,156	3,056	5,193	2,834
3,670	4,809	37,360	24,745	6,663	63,719	12,784
—	—	3,495	—	—	27,199	—
2,519	2,432	2,811	11,307	—	—	2,893
—	—	24,956	—	—	675,348	—
19,177	15,576	43,812	26,112	28,695	113,410	14,477
60,066	51,768	290,045	54,055	108,466	371,000	41,603
7,213	7,213	7,213	7,213	7,213	7,213	7,213
39,605	14,152	23,097	22,111	8,795	56,051	14,613
946,736	1,712,037	4,672,297	3,887,975	765,305	15,751,594	1,209,621
(104,078)	(31,820)	(280,235)	(327,377)	(47,621)	(259,820)	(84,300)
—	—	—	37,454	—	—	—
842,658	1,680,217	4,392,062	3,598,052	717,684	15,491,774	1,125,321
4,934,357	(738,063)	2,040,055	2,101,697	1,056,819	(13,446,800)	4,068,478

1,604,705	4,422,367	89,873,359	19,902,087	5,174,296	160,083,488	26,947,793
—	(71,814)	—	—	—	—	—
—	23,055	—	—	—	—	—
—	—	—	—	—	—	—
—	436,645	—	—	—	—	—
—	(5,536,252)	—	—	—	—	—
(8,649,818)	(3,935,845)	(31,599,861)	(35,231,289)	(3,293,797)	172,427,210	(22,923,725)
—	14,763	—	—	—	—	—
—	1,975	—	—	—	—	—
—	1,381	—	—	—	—	—
—	2,235,757	—	—	—	—	—
(7,045,113)	(2,407,968)	58,273,498	(15,329,202)	1,880,499	332,510,698	4,024,068
$(2,110,756)	$(3,146,031)	$60,313,553	$(13,227,505)	$2,937,318	$319,063,898	$8,092,546
$—	$498	$—	$—	$54,303	$9,350	$—

67

Statements of Operations (Unaudited) (Continued)

			Touchstone
	Touchstone	Touchstone	Ultra Short
	Small Cap	Total Return	Duration
	Value	Bond	Fixed Income
	Fund	Fund	Fund
Investment Income
Dividends	$694,797	$62,738	$36,279
Interest	—	4,233,349	11,486,065
Income from securities loaned	13,432	1,794	—
Total Investment Income	708,229	4,297,881	11,522,344
Expenses
Investment advisory fees	414,523	494,495	1,179,410
Administration fees	66,784	204,862	684,052
Compliance fees and expenses	689	689	686
Custody fees	4,670	6,612	21,675
Professional fees	13,151	16,400	28,678
Transfer Agent fees, Class A	109,169	4,388	32,317
Transfer Agent fees, Class C	957	894	2,119
Transfer Agent fees, Class S	—	—	15,320
Transfer Agent fees, Class Y	2,677	21,703	83,610
Transfer Agent fees, Class Z	—	—	90,757
Transfer Agent fees, Institutional Class	1,093	53,723	19,705
Registration Fees, Class A	10,466	7,264	10,462
Registration Fees, Class C	5,371	5,345	8,331
Registration Fees, Class S	—	—	3,374
Registration Fees, Class Y	5,465	8,591	11,985
Registration Fees, Class Z	—	—	10,597
Registration Fees, Institutional Class	3,865	14,620	9,765
Reports to Shareholders, Class A	8,986	2,438	3,297
Reports to Shareholders, Class C	2,492	2,419	2,550
Reports to Shareholders, Class S	—	—	3,932
Reports to Shareholders, Class Y	2,545	2,743	5,838
Reports to Shareholders, Class Z	—	—	8,397
Reports to Shareholders, Institutional Class	2,367	2,957	2,537
Shareholder servicing fees, Class Z	—	—	251,412
Distribution expenses, Class A	95,638	6,879	98,253
Distribution and shareholder servicing expenses, Class C	6,015	7,828	20,425
Distribution and shareholder servicing expenses, Class S	—	—	347,601
Trustee fees	7,213	7,213	7,211
Other expenses	42,523	22,793	65,730
Total Expenses	806,659	894,856	3,030,026
Fees waived and/or reimbursed by the Advisor and/or Affiliates(A)	(193,055)	(148,857)	(308,734)
Net Expenses	613,604	745,999	2,721,292
Net Investment Income	94,625	3,551,882	8,801,052
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments	3,491,190	70,335	1,032,751
Net change in unrealized appreciation (depreciation) on investments(B)	(5,299,076)	(5,531,786)	(4,874,400)
Net Realized and Unrealized Gains (Losses) on Investments	(1,807,886)	(5,461,451)	(3,841,649)
Change in Net Assets Resulting from Operations	$(1,713,261)	$(1,909,569)	$4,959,403
(A) See Note 4 in Notes to Financial Statements.
(B) Change in unrealized appreciation (depreciation) does not include net appreciation of $1,842,713 for the Touchstone Ultra Short Duration Fixed Income Fund in connection with the Fund's merger. See Note 9 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

68

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69

Statements of Changes in Net Assets

	Touchstone		Touchstone
	Active Bond		Arbitrage
	Fund		Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	March 31, 2018	September 30,	March 31, 2018	September 30,
	(Unaudited)	2017	(Unaudited)	2017
From Operations
Net investment income (loss)	$4,028,919	$2,803,969	$(808,509)	$(1,865,799)
Net realized gains (losses) on investments, forward foreign currency contracts, foreign currency transactions, futures contracts, written options and securities sold short	(826,589)	272,649	135,497	8,649,280
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts, foreign currency transactions, written options and securities sold short	(8,757,297)	(1,681,396)	(4,394,476)	(2,212,948)
Change in Net Assets from Operations	(5,554,967)	1,395,222	(5,067,488)	4,570,533
Distributions to Shareholders from:
Net investment income, Class A	(1,621,263)	(567,055)	—	—
Net investment income, Class C	(237,136)	(101,877)	—	—
Net investment income, Class Y	(2,276,850)	(1,896,650)	—	—
Net investment income, Institutional Class	(374,834)	(319,492)	—	—
Net realized gains, Class A	(62,339)	—	(294,311)	(267,450)
Net realized gains, Class C	(13,086)	—	(371,498)	(260,994)
Net realized gains, Class Y	(73,740)	—	(7,406,684)	(3,766,286)
Net realized gains, Institutional Class	(10,433)	—	(1,334,179)	(393,447)
Total Distributions	(4,669,681)	(2,885,074)	(9,406,672)	(4,688,177)

Net Increase (Decrease) from Share Transactions(A)	280,160,723	13,473,288	17,575,688	87,940,770

Total Increase (Decrease) in Net Assets	269,936,075	11,983,436	3,101,528	87,823,126

Net Assets
Beginning of period	127,206,071	115,222,635	241,331,706	153,508,580
End of period	$397,142,146	$127,206,071	$244,433,234	$241,331,706
Accumulated Net Investment Income (Loss)	$(380,301)	$100,863	$(1,057,855)	$(249,346)

(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity in pages 76-78.

See accompanying Notes to Financial Statements.

70

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Emerging Markets		High Yield		Merger Arbitrage
Small Cap Fund		Fund		Fund
For the		For the		For the
Six Months	For the	Six Months	For the	Six Months	For the
Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
March 31, 2018	September 30,	March 31, 2018	September 30,	March 31, 2018	September 30,
(Unaudited)	2017	(Unaudited)	2017	(Unaudited)	2017

$(32,021)	$165,389	$4,934,357	$11,322,599	$(738,063)	$(1,613,506)

1,053,604	1,620,183	1,604,705	5,678,503	(725,999)	10,283,869

(45,583)	480,130	(8,649,818)	863,209	(1,681,969)	(2,312,301)
976,000	2,265,702	(2,110,756)	17,864,311	(3,146,031)	6,358,062

(16,502)	—	(345,535)	(875,914)	—	—
(731)	—	(226,783)	(552,993)	—	—
(75,393)	—	(1,494,033)	(4,073,517)	—	—
(11,410)	—	(2,684,301)	(5,613,771)	—	—
—	—	—	—	(683,179)	(431,396)
—	—	—	—	(605,164)	(416,865)
—	—	—	—	(4,909,189)	(2,373,169)
—	—	—	—	(3,416,906)	(2,024,092)
(104,036)	—	(4,750,652)	(11,116,195)	(9,614,438)	(5,245,522)

(1,738,479)	2,586,750	(17,273,888)	(5,232,555)	(13,820,416)	20,805,545

(866,515)	4,852,452	(24,135,296)	1,515,561	(26,580,885)	21,918,085

13,604,097	8,751,645	217,888,670	216,373,109	214,679,923	192,761,838
$12,737,582	$13,604,097	$193,753,374	$217,888,670	$188,099,038	$214,679,923
$(97,121)	$38,936	$667,994	$484,289	$(1,035,237)	$(297,174)

71

Statements of Changes in Net Assets (Continued)

	Touchstone		Touchstone
	Mid Cap		Mid Cap
	Fund		Value Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	March 31, 2018	September 30,	March 31, 2018	September 30,
	(Unaudited)	2017	(Unaudited)	2017
From Operations
Net investment income (loss)	$2,040,055	$519,789	$2,101,697	$2,845,547
Net realized gains (losses) on investments	89,873,359	28,922,903	19,902,087	39,280,159
Net change in unrealized appreciation (depreciation) on investments	(31,599,861)	92,701,133	(35,231,289)	39,673,618
Change in Net Assets from Operations	60,313,553	122,143,825	(13,227,505)	81,799,324
Distributions to Shareholders from:
Net investment income, Class A	—	(156,233)	(24,216)	(31,801)
Net investment income, Class C	—	—	—	—
Net investment income, Class Y	(890,491)	(2,919,041)	(854,589)	(1,318,968)
Net investment income, Class Z	—	(49,552)	—	—
Net investment income, Institutional Class	(252,288)	(569,047)	(1,149,758)	(1,494,495)
Net realized gains, Class A	(332,156)	—	(1,172,178)	(721,984)
Net realized gains, Class C	(594,785)	—	(661,135)	(214,768)
Net realized gains, Class Y	(5,676,246)	—	(19,579,694)	(10,153,339)
Net realized gains, Class Z	(194,569)	—	—	—
Net realized gains, Institutional Class	(1,143,430)	—	(20,669,242)	(7,439,636)
Total Distributions	(9,083,965)	(3,693,873)	(44,110,812)	(21,374,991)

Net Increase (Decrease) from Share Transactions(A)	(3,442,205)	(27,506,901)	92,256,988	123,474,421

Total Increase (Decrease) in Net Assets	47,787,383	90,943,051	34,918,671	183,898,754

Net Assets
Beginning of period	776,958,074	686,015,023	688,820,781	504,922,027
End of period	$824,745,457	$776,958,074	$723,739,452	$688,820,781
Accumulated Net Investment Income (Loss)	$1,375,052	$477,776	$259,755	$186,621

(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 78-80.

See accompanying Notes to Financial Statements.

72

Statements of Changes in Net Assets (Continued)

		Touchstone
Touchstone		Sands Capital		Touchstone
Premium Yield		Select Growth		Small Cap
Equity Fund		Fund		Fund
For the		For the		For the
Six Months	For the	Six Months	For the	Six Months	For the
Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
March 31, 2018	September 30,	March 31, 2018	September 30,	March 31, 2018	September 30,
(Unaudited)	2017	(Unaudited)	2017	(Unaudited)	2017

$1,056,819	$3,684,198	$(13,446,800)	$(20,690,299)	$4,068,478	$1,214,590
5,174,296	5,512,271	160,083,488	603,132,169	26,947,793	95,404,969

(3,293,797)	3,897,864	172,427,210	(168,487,741)	(22,923,725)	(58,514,550)
2,937,318	13,094,333	319,063,898	413,954,129	8,092,546	38,105,009

(296,661)	(642,807)	—	—	(255,075)	—
(193,832)	(462,088)	—	—	(110,390)	—
(1,086,726)	(2,593,310)	—	—	(1,820,261)	(856,969)
—	—	—	—	—	—
—	—	—	—	(2,806,519)	(996,101)
(472,039)	—	(17,654,139)	(15,772,640)	(1,948,328)	—
(419,726)	—	(15,225,600)	(13,604,302)	(1,494,950)	—
(1,489,304)	—	(335,076,764)	(243,534,116)	(13,539,198)	—
—	—	(108,517,175)	(93,415,838)	—	—
—	—	—	—	(17,227,660)	—
(3,958,288)	(3,698,205)	(476,473,678)	(366,326,896)	(39,202,381)	(1,853,070)

(9,284,419)	(41,225,090)	168,218,981	(789,883,325)	(33,105,629)	(410,214,463)

(10,305,389)	(31,828,962)	10,809,201	(742,256,092)	(64,215,464)	(373,962,524)

120,812,196	152,641,158	2,495,781,513	3,238,037,605	229,556,923	603,519,447
$110,506,807	$120,812,196	$2,506,590,714	$2,495,781,513	$165,341,459	$229,556,923
$(237,971)	$282,429	$(25,616,654)	$(12,169,854)	$5,835	$929,602

73

Statements of Changes in Net Assets (Continued)

	Touchstone		Touchstone
	Small Cap		Total Return
	Value Fund		Bond Fund
	For the		For the
	Six Months	For the	Six Months	For the
	Ended	Year Ended	Ended	Year Ended
	March 31, 2018	September 30,	March 31, 2018	September 30,
	(Unaudited)	2017	(Unaudited)	2017
From Operations
Net investment income	$94,625	$118,428	$3,551,882	$5,372,324
Net realized gains (losses) on investments	3,491,190	20,198,408	70,335	(148,821)
Net change in unrealized appreciation (depreciation) on investments	(5,299,076)	2,881,276	(5,531,786)	(4,095,482)
Change in Net Assets from Operations	(1,713,261)	23,198,112	(1,909,569)	1,128,021
Distributions to Shareholders from:
Net investment income, Class A	(2,866)	(125,781)	(70,287)	(181,518)
Net investment income, Class C	—	—	(13,205)	(40,739)
Net investment income, Class S	—	—	—	—
Net investment income, Class Y	(7,635)	(6,170)	(602,752)	(1,072,822)
Net investment income, Class Z	—	—	—	—
Net investment income, Institutional Class	(70,544)	(5,476)	(3,394,828)	(5,520,397)
Total Distributions	(81,045)	(137,427)	(4,081,072)	(6,815,476)

Net Increase (Decrease) from Share Transactions(A)	8,759,276	(112,703,097)	44,494,308	45,002,768

Total Increase (Decrease) in Net Assets	6,964,970	(89,642,412)	38,503,667	39,315,313

Net Assets
Beginning of period	88,634,727	178,277,139	266,259,186	226,943,873
End of period	$95,599,697	$88,634,727	$304,762,853	$266,259,186
Accumulated Net Investment Income (Loss)	$31,718	$18,138	$(454,894)	$74,296

(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on page 81-82.

See accompanying Notes to Financial Statements.

74

Statements of Changes in Net Assets (Continued)

Touchstone
Ultra Short
Duration Fixed
Income Fund
For the
Six Months	For the
Ended	Year Ended
March 31, 2018	September 30,
(Unaudited)	2017

$8,801,052	$10,092,521
1,032,751	(1,954,477)

(4,874,400)	1,285,240
4,959,403	9,423,284

(733,020)	(214,947)
(37,081)	(66,973)
(1,138,745)	—
(2,922,580)	(3,880,242)
(1,871,053)	(3,248,560)
(2,616,840)	(3,471,689)
(9,319,319)	(10,882,411)

196,167,721	132,263,146

191,807,805	130,804,019

750,188,671	619,384,652
$941,996,476	$750,188,671
$(191,694)	$326,573

75

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone Active Bond Fund				Touchstone Arbitrage Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	March 31, 2018		Ended		March 31, 2018		Ended
	(Unaudited)		September 30, 2017		(Unaudited)		September 30, 2017
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	779,265	$8,040,285	114,125	$1,187,727	84,162	$826,329	422,923	$4,310,951
Proceeds from Shares issued in connection with merger(A)	15,009,511	156,501,270	—	—	—	—	—	—
Reinvestment of distributions	135,669	1,395,109	47,971	498,530	29,857	289,907	26,086	264,509
Cost of Shares redeemed	(2,949,281)	(30,537,905)	(439,482)	(4,579,262)	(322,603)	(3,211,797)	(619,127)	(6,319,297)
Change from Class A Share Transactions	12,975,164	135,398,759	(277,386)	(2,893,005)	(208,584)	(2,095,561)	(170,118)	(1,743,837)
Class C
Proceeds from Shares issued	90,172	862,902	9,487	91,456	75,858	725,126	334,745	3,344,957
Proceeds from Shares issued in connection with merger(A)	2,962,276	28,556,721	—	—	—	—	—	—
Reinvestment of distributions	23,077	219,445	7,547	72,561	38,807	365,174	25,833	256,269
Cost of Shares redeemed	(583,331)	(5,556,743)	(200,983)	(1,934,055)	(285,572)	(2,714,316)	(264,616)	(2,633,313)
Change from Class C Share Transactions	2,492,194	24,082,325	(183,949)	(1,770,038)	(170,907)	(1,624,016)	95,962	967,913
Class Y
Proceeds from Shares issued	3,127,037	32,337,546	3,351,078	34,955,912	4,015,270	39,886,903	9,308,258	95,788,312
Proceeds from Shares issued in connection with merger(A)	12,700,690	132,356,634	—	—	—	—	—	—
Reinvestment of distributions	190,182	1,957,067	107,675	1,119,483	752,994	7,401,931	367,566	3,760,202
Cost of Shares redeemed	(5,457,750)	(56,533,109)	(3,074,005)	(31,929,928)	(4,443,791)	(44,355,958)	(4,089,565)	(42,024,784)
Change from Class Y Share Transactions	10,560,159	110,118,138	384,748	4,145,467	324,473	2,932,876	5,586,259	57,523,730
Institutional Class
Proceeds from Shares issued	1,328,442	13,798,862	1,735,083	18,084,313	3,879,257	38,574,015	3,879,650	39,938,927
Reinvestment of distributions	12,378	127,351	5,878	61,316	128,111	1,265,742	35,266	361,834
Cost of Shares redeemed	(325,974)	(3,364,712)	(398,424)	(4,154,765)	(2,103,722)	(21,477,368)	(882,899)	(9,107,797)
Change from Institutional Class Share Transactions	1,014,846	10,561,501	1,342,537	13,990,864	1,903,646	18,362,389	3,032,017	31,192,964

Change from Share Transactions	27,042,363	$280,160,723	1,265,950	$13,473,288	1,848,628	$17,575,688	8,544,120	$87,940,770

(A) See Note 9 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

76

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Emerging Markets Small Cap Fund				Touchstone High Yield Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
March 31, 2018		Ended		March 31, 2018		Ended
(Unaudited)		September 30, 2017		(Unaudited)		September 30, 2017
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

34,471	$402,809	215,767	$2,024,110	313,842	$2,579,154	1,151,664	$9,567,953

—	—	—	—	—	—	—	—
1,419	16,444	—	—	36,272	300,898	85,856	710,212
(135,527)	(1,587,829)	(205,112)	(2,064,155)	(541,121)	(4,496,226)	(1,786,930)	(14,793,029)

(99,637)	(1,168,576)	10,655	(40,045)	(191,007)	(1,616,174)	(549,410)	(4,514,864)

13,245	149,706	12,887	124,473	32,368	270,545	145,109	1,182,888

—	—	—	—	—	—	—	—
64	731	—	—	22,972	190,165	55,043	454,327
(4,630)	(53,466)	(30,291)	(285,757)	(266,800)	(2,209,460)	(649,501)	(5,352,223)

8,679	96,971	(17,404)	(161,284)	(211,460)	(1,748,750)	(449,349)	(3,715,008)

58,724	685,249	512,686	4,967,925	606,263	5,187,054	3,105,249	26,380,378

—	—	—	—	—	—	—	—
6,488	75,393	—	—	156,359	1,334,511	293,819	2,502,707
(144,465)	(1,660,018)	(225,475)	(2,208,327)	(2,623,888)	(22,551,617)	(4,853,969)	(41,432,077)

(79,253)	(899,376)	287,211	2,759,598	(1,861,266)	(16,030,052)	(1,454,901)	(12,548,992)

21,937	249,071	6,693	64,871	1,086,186	9,237,858	6,630,700	55,508,953
990	11,409	—	—	312,536	2,663,823	628,998	5,351,427
(2,394)	(27,978)	(3,766)	(36,390)	(1,144,560)	(9,780,593)	(5,329,230)	(45,314,071)

20,533	232,502	2,927	28,481	254,162	2,121,088	1,930,468	15,546,309

(149,678)	$(1,738,479)	283,389	$2,586,750	(2,009,571)	$(17,273,888)	(523,192)	$(5,232,555)

77

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Merger Arbitrage Fund				Touchstone Mid Cap Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	March 31, 2018		Ended		March 31, 2018		Ended
	(Unaudited)		September 30, 2017		(Unaudited)		September 30, 2017
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	118,709	$1,268,277	663,943	$7,189,677	94,920	$3,053,457	310,383	$8,581,092
Reinvestment of distributions	59,993	620,924	35,099	378,369	9,770	312,443	5,217	141,962
Cost of Shares redeemed	(366,587)	(3,910,239)	(841,352)	(9,106,640)	(192,752)	(6,194,138)	(1,223,230)	(33,868,799)
Change from Class A Share Transactions	(187,885)	(2,021,038)	(142,310)	(1,538,594)	(88,062)	(2,828,238)	(907,630)	(25,145,745)
Class C
Proceeds from Shares issued	64,107	635,482	28,884	302,799	96,759	2,937,144	295,609	7,797,366
Reinvestment of distributions	61,563	605,163	40,213	416,206	16,395	497,757	—	—
Cost of Shares redeemed	(194,380)	(1,927,102)	(364,713)	(3,810,386)	(277,252)	(8,473,678)	(724,111)	(19,243,359)
Change from Class C Share Transactions	(68,710)	(686,457)	(295,616)	(3,091,381)	(164,098)	(5,038,777)	(428,502)	(11,445,993)
Class Y
Proceeds from Shares issued	3,185,363	33,911,289	3,101,270	34,159,735	3,366,972	109,567,428	6,812,111	193,127,657
Reinvestment of distributions	464,112	4,877,823	216,908	2,364,301	177,867	5,749,414	75,256	2,062,953
Cost of Shares redeemed	(1,600,314)	(17,147,696)	(2,860,614)	(31,743,547)	(3,176,724)	(103,252,322)	(7,194,091)	(204,292,667)
Change from Class Y Share Transactions	2,049,161	21,641,416	457,564	4,780,489	368,115	12,064,520	(306,724)	(9,102,057)
Class Z
Proceeds from Shares issued	—	—	—	—	71,029	2,283,467	248,309	6,933,230
Reinvestment of distributions	—	—	—	—	6,115	194,402	1,828	49,486
Cost of Shares redeemed	—	—	—	—	(100,729)	(3,225,688)	(348,521)	(9,827,195)
Change from Class Z Share Transactions	—	—	—	—	(23,585)	(747,819)	(98,384)	(2,844,479)
Institutional Class
Proceeds from Shares issued	1,149,980	12,296,463	4,238,661	46,907,941	212,867	6,897,536	1,881,647	53,915,231
Reinvestment of distributions	299,282	3,163,412	164,732	1,803,811	23,603	764,135	11,814	324,185
Cost of Shares redeemed	(4,384,084)	(48,214,212)	(2,532,066)	(28,056,721)	(442,310)	(14,553,562)	(1,168,557)	(33,208,043)
Change from Institutional Class Share Transactions	(2,934,822)	(32,754,337)	1,871,327	20,655,031	(205,840)	(6,891,891)	724,904	21,031,373

Change from Share Transactions	(1,142,256)	$(13,820,416)	1,890,965	$20,805,545	(113,470)	$(3,442,205)	(1,016,336)	$(27,506,901)

See accompanying Notes to Financial Statements.

78

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Mid Cap Value Fund				Touchstone Premium Yield Equity Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
March 31, 2018		Ended		March 31, 2018		Ended
(Unaudited)		September 30, 2017		(Unaudited)		September 30, 2017
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

250,963	$4,847,134	701,153	$12,828,822	390,511	$3,714,669	642,872	$5,805,412
52,600	990,176	36,952	668,472	69,854	660,535	51,326	458,763
(286,593)	(5,548,508)	(903,403)	(16,632,912)	(1,435,563)	(13,679,611)	(1,346,365)	(12,078,014)

16,970	288,802	(165,298)	(3,135,618)	(975,198)	(9,304,407)	(652,167)	(5,813,839)

71,808	1,347,753	412,284	7,373,904	25,904	245,206	141,970	1,264,192
34,727	637,944	11,309	200,962	59,807	564,472	46,771	417,141
(123,845)	(2,316,045)	(92,951)	(1,692,148)	(289,285)	(2,765,353)	(755,879)	(6,756,321)

(17,310)	(330,348)	330,642	5,882,718	(203,574)	(1,955,675)	(567,138)	(5,074,988)

3,580,447	68,954,657	8,004,954	148,753,892	1,614,563	15,331,110	4,322,451	38,621,210
1,037,659	19,625,755	615,344	11,210,752	255,372	2,410,074	273,255	2,434,528
(2,684,945)	(51,693,674)	(8,685,917)	(161,204,179)	(1,649,957)	(15,765,521)	(7,945,883)	(71,392,001)

1,933,161	36,886,738	(65,619)	(1,239,535)	219,978	1,975,663	(3,350,177)	(30,336,263)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

4,933,679	95,216,966	10,402,481	194,155,853	—	—	—	—
884,261	16,806,328	322,849	5,927,128	—	—	—	—
(2,978,592)	(56,611,498)	(4,173,196)	(78,116,125)	—	—	—	—

2,839,348	55,411,796	6,552,134	121,966,856	—	—	—	—

4,772,169	$92,256,988	6,651,859	$123,474,421	(958,794)	$(9,284,419)	(4,569,482)	$(41,225,090)

79

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Sands Capital Select Growth Fund				Touchstone Small Cap Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	March 31, 2018		Ended		March 31, 2018		Ended
	(Unaudited)		September 30, 2017		(Unaudited)		September 30, 2017
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	886,138	$13,141,195	1,212,081	$17,814,655	49,107	$768,894	139,684	$2,397,730
Reinvestment of distributions	901,202	12,454,611	917,286	12,007,271	136,257	2,061,771	—	—
Cost of Shares redeemed	(1,312,676)	(20,271,223)	(5,277,157)	(77,763,400)	(204,763)	(3,254,144)	(1,773,199)	(30,587,056)
Change from Class A Share Transactions	474,664	5,324,583	(3,147,790)	(47,941,474)	(19,399)	(423,479)	(1,633,515)	(28,189,326)
Class C
Proceeds from Shares issued	252,113	3,379,408	361,269	4,654,639	18,749	279,252	7,490	124,311
Reinvestment of distributions	1,021,593	12,974,236	848,904	10,466,987	99,622	1,426,382	—	—
Cost of Shares redeemed	(690,619)	(9,946,419)	(3,762,317)	(52,025,885)	(171,291)	(2,612,993)	(417,241)	(6,781,423)
Change from Class C Share Transactions	583,087	6,407,225	(2,552,144)	(36,904,259)	(52,920)	(907,359)	(409,751)	(6,657,112)
Class Y
Proceeds from Shares issued	10,048,465	158,638,510	26,578,930	413,169,218	455,741	7,648,091	1,799,187	30,786,320
Reinvestment of distributions	18,105,846	263,802,146	13,712,898	186,906,606	924,185	14,180,457	46,428	813,579
Cost of Shares redeemed	(18,473,540)	(295,875,440)	(69,920,725)	(1,075,067,986)	(2,139,276)	(34,040,834)	(15,062,183)	(258,695,632)
Change from Class Y Share Transactions	9,680,771	126,565,216	(29,628,897)	(474,992,162)	(759,350)	(12,212,286)	(13,216,568)	(227,095,733)
Class Z
Proceeds from Shares issued	1,571,868	24,218,489	2,878,806	42,519,038	—	—	—	—
Reinvestment of distributions	7,798,859	107,858,220	7,085,965	92,826,102	—	—	—	—
Cost of Shares redeemed	(6,655,814)	(102,154,752)	(24,567,869)	(365,390,570)	—	—	—	—
Change from Class Z
Share Transactions	2,714,913	29,921,957	(14,603,098)	(230,045,430)	—	—	—	—
Institutional Class
Proceeds from Shares issued	—	—	—	—	590,153	9,544,609	2,359,283	40,385,355
Reinvestment of distributions	—	—	—	—	937,971	14,378,877	21,057	368,294
Cost of Shares redeemed	—	—	—	—	(2,603,075)	(43,485,991)	(11,069,857)	(189,025,941)
Change from Institutional Class Share Transactions	—	—	—	—	(1,074,951)	(19,562,505)	(8,689,517)	(148,272,292)

Change from Share Transactions	13,453,435	$168,218,981	(49,931,929)	$(789,883,325)	(1,906,620)	$(33,105,629)	(23,949,351)	$(410,214,463)

See accompanying Notes to Financial Statements.

80

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Small Cap Value Fund				Touchstone Total Return Bond Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
March 31, 2018		Ended		March 31, 2018		Ended
(Unaudited)		September 30, 2017		(Unaudited)		September 30, 2017
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

216,709	$5,870,318	6,181,616	$151,720,611	191,912	$1,923,655	142,982	$1,446,473
105	2,656	4,698	117,711	5,831	58,378	10,803	109,086
(264,996)	(6,990,882)	(9,997,487)	(247,642,110)	(85,051)	(854,901)	(479,501)	(4,837,636)

(48,182)	(1,117,908)	(3,811,173)	(95,803,788)	112,692	1,127,132	(325,716)	(3,282,077)

8,539	217,939	5,318	130,606	7,210	71,373	21,651	218,960
—	—	—	—	878	8,796	2,929	29,526
(14,147)	(375,493)	(20,255)	(492,379)	(64,824)	(648,319)	(110,674)	(1,113,559)

(5,608)	(157,554)	(14,937)	(361,773)	(56,736)	(568,150)	(86,094)	(865,073)

19,510	513,587	38,975	970,075	1,660,743	16,666,238	1,523,187	15,441,533
292	7,486	168	4,219	56,377	564,626	86,872	878,381
(22,103)	(578,019)	(69,439)	(1,736,564)	(419,909)	(4,210,697)	(2,703,076)	(27,107,007)

(2,301)	(56,946)	(30,296)	(762,270)	1,297,211	13,020,167	(1,093,017)	(10,787,093)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

409,071	10,829,879	225,874	5,617,330	4,656,752	46,710,695	10,005,361	101,401,166
779	20,041	218	5,475	296,250	2,970,759	501,136	5,066,898
(29,302)	(758,236)	(999,989)	(21,398,071)	(1,869,622)	(18,766,295)	(4,601,840)	(46,531,053)

380,548	10,091,684	(773,897)	(15,775,266)	3,083,380	30,915,159	5,904,657	59,937,011

324,457	$8,759,276	(4,630,303)	$(112,703,097)	4,436,547	$44,494,308	4,399,830	$45,002,768

81

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Ultra Short Duration Fixed Income Fund
	For the Six Months
	Ended		For the Year
	March 31, 2018		Ended
	(Unaudited)		September 30, 2017
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	1,234,648	$11,453,686	1,661,765	$15,471,923
Proceeds from Shares issued in connection with merger(A)	8,852,517	82,262,174	—	—
Reinvestment of distributions	71,110	659,122	20,548	191,248
Cost of Shares redeemed	(2,475,068)	(22,954,679)	(1,986,378)	(18,488,192)
Change from Class A Share Transactions	7,683,207	71,420,303	(304,065)	(2,825,021)
Class C
Proceeds from Shares issued	116,163	1,077,643	218,081	2,030,199
Reinvestment of distributions	3,070	28,470	5,052	47,032
Cost of Shares redeemed	(143,797)	(1,334,353)	(463,934)	(4,319,053)
Change from Class C Share Transactions	(24,564)	(228,240)	(240,801)	(2,241,822)
Class S
Proceeds from Shares issued	962,953	8,923,964	—	—
Proceeds from Shares issued in connection with merger(A)	18,778,658	174,475,987	—	—
Reinvestment of distributions	119,437	1,106,818	—	—
Cost of Shares redeemed	(2,778,464)	(25,754,256)	—	—
Change from Class S Share Transactions	17,082,584	158,752,513	—	—
Class Y
Proceeds from Shares issued	8,391,635	77,832,505	16,443,475	153,020,422
Proceeds from Shares issued in connection with merger(A)	1,675,485	15,567,307	—	—
Reinvestment of distributions	216,026	2,002,875	239,815	2,231,627
Cost of Shares redeemed	(9,131,398)	(84,654,336)	(10,766,225)	(100,223,831)
Change from Class Y Share Transactions	1,151,748	10,748,351	5,917,065	55,028,218
Class Z
Proceeds from Shares issued	3,341,553	31,001,428	8,854,432	82,424,899
Reinvestment of distributions	196,062	1,818,234	340,928	3,172,968
Cost of Shares redeemed	(6,571,898)	(60,943,541)	(12,733,081)	(118,534,540)
Change from Class Z Share Transactions	(3,034,283)	(28,123,879)	(3,537,721)	(32,936,673)
Institutional Class
Proceeds from Shares issued	7,037,658	65,230,117	26,763,928	248,905,046
Reinvestment of distributions	259,331	2,402,870	311,948	2,900,582
Cost of Shares redeemed	(9,062,395)	(84,034,314)	(14,682,093)	(136,567,184)
Change from Institutional Class Share Transactions	(1,765,406)	(16,401,327)	12,393,783	115,238,444

Change from Share Transactions	21,093,286	$196,167,721	14,228,261	$132,263,146
(A)	See Note 9 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

82

Financial Highlights

Touchstone Active Bond Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$10.47		$10.59	$10.20	$10.45	$10.33	$10.89
Income (loss) from investment operations:
Net investment income	0.10		0.24	0.26	0.26	0.32	0.30
Net realized and unrealized gains (losses) on investments	(0.27)		(0.11)	0.43	(0.23)	0.13	(0.38)
Total from investment operations	(0.17)		0.13	0.69	0.03	0.45	(0.08)
Distributions from:
Net investment income	(0.12)		(0.25)	(0.30)	(0.28)	(0.33)	(0.36)
Realized capital gains	—	(A)	—	—	—	—	(0.12)
Total distributions	(0.12)		(0.25)	(0.30)	(0.28)	(0.33)	(0.48)
Net asset value at end of period	$10.18		$10.47	$10.59	$10.20	$10.45	$10.33
Total return(B)	(1.60	%)(C)	1.26%	6.90%	0.24%	4.41%	(0.85%)
Ratios and supplemental data:
Net assets at end of period (000's)	$153,654		$22,117	$25,324	$29,135	$28,920	$34,635
Ratio to average net assets:
Net expenses	0.90	%(D)	0.90%	0.90%	0.90%	0.86%	0.83%
Gross expenses	1.04	%(D)	1.18%	1.19%	1.19%	1.28%	1.18%
Net investment income	2.09	%(D)	2.33%	2.52%	2.50%	2.99%	2.94%
Portfolio turnover rate	239	%(C)(E)	496%	590%	349%	281%	353%

Touchstone Active Bond Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$9.68		$9.82	$9.48	$9.73	$9.64	$10.20
Income (loss) from investment operations:
Net investment income	0.12		0.14	0.16	0.17	0.21	0.20
Net realized and unrealized gains (losses) on investments	(0.31)		(0.10)	0.41	(0.21)	0.14	(0.35)
Total from investment operations	(0.19)		0.04	0.57	(0.04)	0.35	(0.15)
Distributions from:
Net investment income	(0.08)		(0.18)	(0.23)	(0.21)	(0.26)	(0.29)
Realized capital gains	—	(A)	—	—	—	—	(0.12)
Total distributions	(0.08)		(0.18)	(0.23)	(0.21)	(0.26)	(0.41)
Net asset value at end of period	$9.41		$9.68	$9.82	$9.48	$9.73	$9.64
Total return(B)	(1.88	%)(C)	0.52%	6.03%	(0.47%)	3.65%	(1.55%)
Ratios and supplemental data:
Net assets at end of period (000's)	$27,954		$4,642	$6,513	$6,946	$8,725	$11,337
Ratio to average net assets:
Net expenses	1.65	%(D)	1.65%	1.65%	1.65%	1.61%	1.58%
Gross expenses	1.86	%(D)	2.18%	2.09%	2.06%	2.15%	1.98%
Net investment income	1.34	%(D)	1.58%	1.77%	1.75%	2.24%	2.19%
Portfolio turnover rate	239	%(C)(E)	496%	590%	349%	281%	353%

(A)	Less than $0.005 per share.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Government Securities Fund and Sentinel Total Return Bond Fund acquired on October 27, 2017 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

83

Financial Highlights (Continued)

Touchstone Active Bond Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$10.46		$10.59	$10.20	$10.45	$10.32	$10.89
Income (loss) from investment operations:
Net investment income	0.12		0.27	0.29	0.29	0.34	0.33
Net realized and unrealized gains (losses) on investments	(0.27)		(0.12)	0.43	(0.24)	0.15	(0.39)
Total from investment operations	(0.15)		0.15	0.72	0.05	0.49	(0.06)
Distributions from:
Net investment income	(0.13)		(0.28)	(0.33)	(0.30)	(0.36)	(0.39)
Realized capital gains	—	(A)	—	—	—	—	(0.12)
Total distributions	(0.13)		(0.28)	(0.33)	(0.30)	(0.36)	(0.51)
Net asset value at end of period	$10.18		$10.46	$10.59	$10.20	$10.45	$10.32
Total return	(1.37	%)(B)	1.43%	7.18%	0.49%	4.78%	(0.60%)
Ratios and supplemental data:
Net assets at end of period (000's)	$184,972		$79,648	$76,544	$57,394	$59,764	$58,944
Ratio to average net assets:
Net expenses	0.65	%(C)	0.65%	0.65%	0.65%	0.61%	0.58%
Gross expenses	0.78	%(C)	0.86%	0.90%	0.91%	0.95%	0.88%
Net investment income	2.34	%(C)	2.58%	2.77%	2.75%	3.24%	3.19%
Portfolio turnover rate	239	%(B)(D)	496%	590%	349%	281%	353%

Touchstone Active Bond Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$10.46		$10.58	$10.19	$10.44	$10.32	$10.89
Income (loss) from investment operations:
Net investment income	0.12		0.25	0.33	0.30	0.35	0.34
Net realized and unrealized gains (losses) on investments	(0.27)		(0.09)	0.40	(0.24)	0.14	(0.39)
Total from investment operations	(0.15)		0.16	0.73	0.06	0.49	(0.05)
Distributions from:
Net investment income	(0.14)		(0.28)	(0.34)	(0.31)	(0.37)	(0.40)
Realized capital gains	—	(A)	—	—	—	—	(0.12)
Total distributions	(0.14)		(0.28)	(0.34)	(0.31)	(0.37)	(0.52)
Net asset value at end of period	$10.17		$10.46	$10.58	$10.19	$10.44	$10.32
Total return	(1.43	%)(B)	1.61%	7.27%	0.57%	4.76%	(0.52%)
Ratios and supplemental data:
Net assets at end of period (000's)	$30,562		$20,800	$6,841	$6,788	$7,393	$7,606
Ratio to average net assets:
Net expenses	0.57	%(C)	0.57%	0.57%	0.57%	0.53%	0.50%
Gross expenses	0.68	%(C)	0.87%	1.00%	0.95%	1.09%	0.95%
Net investment income	2.42	%(C)	2.66%	2.85%	2.83%	3.32%	3.27%
Portfolio turnover rate	239	%(B)(D)	496%	590%	349%	281%	353%

(A)	Less than $0.005 per share.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Government Securities Fund and Sentinel Total Return Bond Fund acquired on October 27, 2017 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

84

Financial Highlights (Continued)

Touchstone Arbitrage Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014(A)
Net asset value at beginning of period	$10.24		$10.31	$9.93	$9.87	$10.00
Income (loss) from investment operations:
Net investment loss(B)	(0.05)		(0.12)	(0.11)	(0.08)	(0.10)
Net realized and unrealized gains (losses) on investments	(0.17)		0.34	0.66	0.16	(0.03)
Total from investment operations	(0.22)		0.22	0.55	0.08	(0.13)
Distributions from:
Net investment income	—		—	(0.02)	—	—
Realized capital gains	(0.44)		(0.29)	(0.15)	(0.02)	—
Total distributions	(0.44)		(0.29)	(0.17)	(0.02)	—
Net asset value at end of period	$9.58		$10.24	$10.31	$9.93	$9.87
Total return(C)	(2.20	%)(D)	2.20%	5.61%	0.77%	(1.30%)
Ratios and supplemental data:
Net assets at end of period (000's)	$5,663		$8,186	$10,003	$20,672	$22,725
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	1.89	%(F)	2.70%	2.80%	2.42%	2.51%
Gross expenses (including dividend and interest expense on securities sold short)(G)	2.21	%(F)	2.91%	3.03%	2.44%	2.51%
Net investment loss	(0.99	%)(F)	(1.20%)	(1.06%)	(0.83%)	(1.01%)
Portfolio turnover rate	127	%(D)	358%	451%	276%	293%

(A)	Represents the period from commencement of operations (October 1, 2013) through September 30, 2014.
(B)	The net investment loss per share was based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.68%, 1.68%, 1.68%, 1.68% and 1.67% for the six months ended March 31, 2018 and years ended September 30, 2017, 2016, 2015 and 2014, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 2.00%, 1.89%, 1.91%, 1.70% and 1.67% for the six months ended March 31, 2018 and years ended September 30, 2017, 2016, 2015 and 2014, respectively.

See accompanying Notes to Financial Statements.

85

Financial Highlights (Continued)

Touchstone Arbitrage Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014(A)
Net asset value at beginning of period	$9.95		$10.11	$9.80	$9.82	$10.00
Income (loss) from investment operations:
Net investments loss(B)	(0.08)		(0.19)	(0.18)	(0.15)	(0.17)
Net realized and unrealized gains (losses) on investments	(0.16)		0.32	0.65	0.15	(0.01)
Total from investment operations	(0.24)		0.13	0.47	—	(0.18)
Distributions from:
Net investment income	—		—	(0.01)	—	—
Realized capital gains	(0.44)		(0.29)	(0.15)	(0.02)	—
Total distributions	(0.44)		(0.29)	(0.16)	(0.02)	—
Net asset value at end of period	$9.27		$9.95	$10.11	$9.80	$9.82
Total return(C)	(2.47	%)(D)	1.33%	4.81%	(0.05%)	(1.80%)
Ratios and supplemental data:
Net assets at end of period (000's)	$6,574		$8,762	$7,930	$8,694	$11,113
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(E)	2.64	%(F)	3.45%	3.55%	3.14%	3.27%
Gross expenses (including dividend and interest expense on securities sold short)(G)	2.78	%(F)	3.60%	3.62%	3.14%	3.29%
Net investment loss	(1.74	%)(F)	(1.95%)	(1.81%)	(1.55%)	(1.77%)
Portfolio turnover rate	127	%(D)	358%	451%	276%	293%

(A)	Represents the period from commencement of operations (October 1, 2013) through September 30, 2014.
(B)	The net investment loss per share was based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 2.43%, 2.43%, 2.43%, 2.40% and 2.43% for the six months ended March 31, 2018 and years ended September 30, 2017, 2016, 2015 and 2014, respectively.
(F)	Annualized.
(G)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 2.57%, 2.58%, 2.50%, 2.40% and 2.45% for the six months ended March 31, 2018 and years ended September 30, 2017, 2016, 2015 and 2014, respectively.

See accompanying Notes to Financial Statements.

86

Financial Highlights (Continued)

Touchstone Arbitrage Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014(A)
Net asset value at beginning of period	$10.35		$10.40	$9.99	$9.91	$10.00
Income (loss) from investment operations:
Net investment loss(B)	(0.03)		(0.09)	(0.08)	(0.05)	(0.07)
Net realized and unrealized gains (losses) on investments	(0.17)		0.33	0.67	0.15	(0.02)
Total from investment operations	(0.20)		0.24	0.59	0.10	(0.09)
Distributions from:
Net investment income	—		—	(0.03)	—	—
Realized capital gains	(0.44)		(0.29)	(0.15)	(0.02)	—
Total distributions	(0.44)		(0.29)	(0.18)	(0.02)	—
Net asset value at end of period	$9.71		$10.35	$10.40	$9.99	$9.91
Total return	(1.98	%)(C)	2.38%	6.00%	0.97%	(0.90%)
Ratios and supplemental data:
Net assets at end of period (000's)	$171,151		$179,124	$121,794	$87,427	$117,589
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	1.56	%(E)	2.39%	2.51%	2.10%	2.19%
Gross expenses (including dividend and interest expense on securities sold short)(F)	1.56	%(E)	2.39%	2.51%	2.10%	2.19%
Net investment loss	(0.66	%)(E)	(0.89%)	(0.77%)	(0.51%)	(0.69%)
Portfolio turnover rate	127	%(C)	358%	451%	276%	293%

(A)	Represents the period from commencement of operations (October 1, 2013) through September 30, 2014.
(B)	The net investment loss per share was based on average shares outstanding for the period.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.35%, 1.37%, 1.39%, 1.36% and 1.35% for the six months ended March 31, 2018 and years ended September 30, 2017, 2016, 2015 and 2014, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 1.35%, 1.37%, 1.39%, 1.36% and 1.35% for the six months ended March 31, 2018 and years ended September 30, 2017, 2016, 2015 and 2014, respectively.

See accompanying Notes to Financial Statements.

87

Financial Highlights (Continued)

Touchstone Arbitrage Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014(A)
Net asset value at beginning of period	$10.40		$10.43	$10.01	$9.92	$10.00
Income (loss) from investment operations:
Net investments loss(B)	(0.03)		(0.08)	(0.07)	(0.04)	(0.06)
Net realized and unrealized gains (losses) on investments	(0.17)		0.34	0.68	0.15	(0.02)
Total from investment operations	(0.20)		0.26	0.61	0.11	(0.08)
Distributions from:
Net investment income	—		—	(0.04)	—	—
Realized capital gains	(0.44)		(0.29)	(0.15)	(0.02)	—
Total distributions	(0.44)		(0.29)	(0.19)	(0.02)	—
Net asset value at end of period	$9.76		$10.40	$10.43	$10.01	$9.92
Total return	(1.97	%)(C)	2.57%	6.12%	1.06%	(0.80%)
Ratios and supplemental data:
Net assets at end of period (000's)	$61,044		$45,259	$13,782	$8,735	$47,763
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	1.49	%(E)	2.30%	2.40%	2.02%	2.12%
Gross expenses (including dividend and interest expense on securities sold short)(F)	1.51	%(E)	2.35%	2.48%	2.03%	2.12%
Net investment loss	(0.59	%)(E)	(0.80%)	(0.66%)	(0.43%)	(0.62%)
Portfolio turnover rate	127	%(C)	358%	451%	276%	293%

(A)	Represents the period from commencement of operations (October 1, 2013) through September 30, 2014.
(B)	The net investment loss per share was based on average shares outstanding for the period.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.28%, 1.28%, 1.28%, 1.28% and 1.28% for the six months ended March 31, 2018 and years ended September 30, 2017, 2016, 2015 and 2014, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 1.30%, 1.33%, 1.36%, 1.29% and 1.28% for the six months ended March 31, 2018 and years ended September 30, 2017, 2016, 2015 and 2014, respectively.

See accompanying Notes to Financial Statements.

88

Financial Highlights (Continued)

Touchstone Emerging Markets Small Cap Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$11.08		$9.29	$9.15	$11.67	$11.52	$12.24
Income (loss) from investment operations:
Net investment income (loss)(A)	(0.04)		0.14	(0.03)	0.07	0.09	0.09
Net realized and unrealized gains (losses) on investments	0.86		1.65	0.87	(2.53)	0.09	(0.80)
Total from investment operations	0.82		1.79	0.84	(2.46)	0.18	(0.71)
Distributions from:
Net investment income	(0.07)		—	(0.70)	(0.06)	(0.03)	(0.01)
Net asset value at end of period	$11.83		$11.08	$9.29	$9.15	$11.67	$11.52
Total return(B)	7.40	%(C)	19.27%	10.01%	(21.18%)	1.61%	(5.69%)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,973		$2,950	$2,376	$3,022	$5,307	$9,843
Ratio to average net assets:
Net expenses	1.69	%(D)	1.69%	1.69%	1.69%	1.69%	1.69%
Gross expenses	3.96	%(D)	4.42%	3.51%	2.41%	2.20%	1.93%
Net investment income (loss)	(0.62	%)(D)	1.39%	(0.40%)	0.66%	0.75%	0.71%
Portfolio turnover rate	56	%(C)	115%	68%	28%	38%	25%

Touchstone Emerging Markets Small Cap Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014		2013
Net asset value at beginning of period	$10.77		$9.10	$8.94	$11.43	$11.33		$12.13
Income (loss) from investment operations:
Net investment income (loss)(A)	(0.08)		0.06	(0.10)	(0.01)	(—	)(E)	(—	)(E)
Net realized and unrealized gains (losses) on investments	0.85		1.61	0.86	(2.48)	0.10		(0.80)
Total from investment operations	0.77		1.67	0.76	(2.49)	0.10		(0.80)
Distributions from:
Net investment income	(0.01)		—	(0.60)	—	—		—
Net asset value at end of period	$11.53		$10.77	$9.10	$8.94	$11.43		$11.33
Total return(B)	7.03	%(C)	18.46%	9.18%	(21.79%)	0.88%		(6.44%)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,054		$892	$912	$1,566	$2,874		$3,719
Ratio to average net assets:
Net expenses	2.44	%(D)	2.44%	2.44%	2.44%	2.44%		2.44%
Gross expenses	5.38	%(D)	6.25%	4.80%	3.19%	3.03%		2.84%
Net investment income (loss)	(1.37	%)(D)	0.64%	(1.15%)	(0.09%)	(0.00	%)(E)	(0.04%)
Portfolio turnover rate	56	%(C)	115%	68%	28%	38%		25%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Less than $0.005 per share or 0.005%.

See accompanying Notes to Financial Statements.

89

Financial Highlights (Continued)

Touchstone Emerging Markets Small Cap Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$11.14		$9.32	$9.10	$11.63	$11.54	$12.27
Income (loss) from investment operations:
Net investment income (loss)(A)	(0.02)		0.16	(0.01)	0.10	0.12	0.13
Net realized and unrealized gains (losses) on investments	0.87		1.66	0.88	(2.52)	0.10	(0.81)
Total from investment operations	0.85		1.82	0.87	(2.42)	0.22	(0.68)
Distributions from:
Net investment income	(0.11)		—	(0.65)	(0.11)	(0.13)	(0.05)
Net asset value at end of period	$11.88		$11.14	$9.32	$9.10	$11.63	$11.54
Total return	7.61	%(B)	19.53%	10.37%	(20.98%)	1.99%	(5.45%)
Ratios and supplemental data:
Net assets at end of period (000's)	$8,584		$8,931	$4,796	$70,066	$105,641	$138,451
Ratio to average net assets:
Net expenses	1.44	%(C)	1.44%	1.44%	1.40%	1.38%	1.37%
Gross expenses	2.91	%(C)	3.56%	2.27%	1.40%	1.38%	1.35%
Net investment income (loss)	(0.37	%)(C)	1.64%	(0.15%)	0.95%	1.06%	1.04%
Portfolio turnover rate	56	%(B)	115%	68%	28%	38%	25%

Touchstone Emerging Markets Small Cap Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016		2015	2014	2013
Net asset value at beginning of period	$11.06		$9.24	$9.11		$11.64	$11.55	$12.28
Income (loss) from investment operations:
Net investment income (loss)(A)	(0.01)		0.17	(—	)(D)	0.12	0.13	0.14
Net realized and unrealized gains (losses) on investments	0.85		1.65	0.88		(2.53)	0.11	(0.81)
Total from investment operations	0.84		1.82	0.88		(2.41)	0.24	(0.67)
Distributions from:
Net investment income	(0.12)		—	(0.75)		(0.12)	(0.15)	(0.06)
Net asset value at end of period	$11.78		$11.06	$9.24		$9.11	$11.64	$11.55
Total return	7.63	%(B)	19.70%	10.52%		(20.87%)	2.13%	(5.43%)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,127		$831	$667		$184,841	$234,019	$218,523
Ratio to average net assets:
Net expenses	1.29	%(C)	1.29%	1.29%		1.29%	1.29%	1.29%
Gross expenses	4.38	%(C)	5.62%	2.16%		1.33%	1.31%	1.29%
Net investment income (loss)	(0.22	%)(C)	1.79%	(0.00	%)(D)	1.06%	1.15%	1.11%
Portfolio turnover rate	56	%(B)	115%	68%		28%	38%	25%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Less than $0.005 per share or 0.005%.

See accompanying Notes to Financial Statements.

90

Financial Highlights (Continued)

Touchstone High Yield Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$8.43		$8.21	$7.95	$8.91	$8.80	$8.90
Income (loss) from investment operations:
Net investment income	0.20		0.39	0.41	0.43	0.45	0.51
Net realized and unrealized gains (losses) on investments	(0.30)		0.21	0.26	(0.81)	0.12	(0.10)
Total from investment operations	(0.10)		0.60	0.67	(0.38)	0.57	0.41
Distributions from:
Net investment income	(0.19)		(0.38)	(0.41)	(0.44)	(0.46)	(0.51)
Realized capital gains	—		—	—	(0.14)	—	—
Total distributions	(0.19)		(0.38)	(0.41)	(0.58)	(0.46)	(0.51)
Net asset value at end of period	$8.14		$8.43	$8.21	$7.95	$8.91	$8.80
Total return(A)	(1.22	%)(B)	7.45%	8.78%	(4.54%)	6.54%	4.68%
Ratios and supplemental data:
Net assets at end of period (000's)	$14,794		$16,925	$20,995	$26,797	$39,671	$54,845
Ratio to average net assets:
Net expenses	1.05	%(C)	1.05%	1.05%	1.05%	1.03%	0.99%
Gross expenses	1.31	%(C)	1.24%	1.23%	1.15%	1.14%	1.13%
Net investment income	4.67	%(C)	4.63%	5.19%	4.92%	4.95%	5.60%
Portfolio turnover rate	28	%(B)	69%	56%	35%	40%	47%

Touchstone High Yield Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$8.41		$8.19	$7.93	$8.90	$8.79	$8.89
Income (loss) from investment operations:
Net investment income	0.17		0.33	0.35	0.36	0.38	0.44
Net realized and unrealized gains (losses) on investments	(0.30)		0.21	0.26	(0.82)	0.12	(0.09)
Total from investment operations	(0.13)		0.54	0.61	(0.46)	0.50	0.35
Distributions from:
Net investment income	(0.16)		(0.32)	(0.35)	(0.37)	(0.39)	(0.45)
Realized capital gains	—		—	—	(0.14)	—	—
Total distributions	(0.16)		(0.32)	(0.35)	(0.51)	(0.39)	(0.45)
Net asset value at end of period	$8.12		$8.41	$8.19	$7.93	$8.90	$8.79
Total return(A)	(1.59	%)(B)	6.68%	7.99%	(5.28%)	5.64%	3.92%
Ratios and supplemental data:
Net assets at end of period (000's)	$10,862		$13,025	$16,372	$24,755	$32,163	$34,661
Ratio to average net assets:
Net expenses	1.80	%(C)	1.80%	1.80%	1.80%	1.78%	1.74%
Gross expenses	2.01	%(C)	1.97%	1.94%	1.87%	1.86%	1.87%
Net investment income	3.92	%(C)	3.88%	4.44%	4.17%	4.21%	4.86%
Portfolio turnover rate	28	%(B)	69%	56%	35%	40%	47%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

91

Financial Highlights (Continued)

Touchstone High Yield Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$8.67		$8.44	$8.16	$9.14	$9.01	$9.10
Income (loss) from investment operations:
Net investment income	0.23		0.43	0.46	0.47	0.50	0.56
Net realized and unrealized gains (losses) on investments	(0.33)		0.21	0.25	(0.85)	0.12	(0.11)
Total from investment operations	(0.10)		0.64	0.71	(0.38)	0.62	0.45
Distributions from:
Net investment income	(0.20)		(0.41)	(0.43)	(0.46)	(0.49)	(0.54)
Realized capital gains	—		—	—	(0.14)	—	—
Total distributions	(0.20)		(0.41)	(0.43)	(0.60)	(0.49)	(0.54)
Net asset value at end of period	$8.37		$8.67	$8.44	$8.16	$9.14	$9.01
Total return	(1.13	%)(A)	7.74%	9.11%	(4.42%)	6.91%	5.00%
Ratios and supplemental data:
Net assets at end of period (000's)	$57,290		$75,435	$85,739	$119,505	$166,071	$187,463
Ratio to average net assets:
Net expenses	0.80	%(B)	0.80%	0.80%	0.80%	0.74%	0.69%
Gross expenses	0.95	%(B)	0.90%	0.91%	0.87%	0.78%	0.83%
Net investment income	4.92	%(B)	4.88%	5.44%	5.17%	5.24%	5.90%
Portfolio turnover rate	28	%(A)	69%	56%	35%	40%	47%

Touchstone High Yield Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$8.66		$8.43	$8.16	$9.13	$9.00	$9.10
Income (loss) from investment operations:
Net investment income	0.22		0.42	0.44	0.46	0.49	0.54
Net realized and unrealized gains (losses) on investments	(0.30)		0.22	0.27	(0.82)	0.13	(0.09)
Total from investment operations	(0.08)		0.64	0.71	(0.36)	0.62	0.45
Distributions from:
Net investment income	(0.21)		(0.41)	(0.44)	(0.47)	(0.49)	(0.55)
Realized capital gains	—		—	—	(0.14)	—	—
Total distributions	(0.21)		(0.41)	(0.44)	(0.61)	(0.49)	(0.55)
Net asset value at end of period	$8.37		$8.66	$8.43	$8.16	$9.13	$9.00
Total return	(0.98	%)(A)	7.70%	9.19%	(4.23%)	6.99%	5.00%
Ratios and supplemental data:
Net assets at end of period (000's)	$110,808		$112,503	$93,267	$59,037	$56,228	$53,844
Ratio to average net assets:
Net expenses	0.72	%(B)	0.72%	0.72%	0.72%	0.68%	0.59%
Gross expenses	0.76	%(B)	0.75%	0.77%	0.75%	0.75%	0.75%
Net investment income	5.00	%(B)	4.96%	5.52%	5.25%	5.31%	6.00%
Portfolio turnover rate	28	%(A)	69%	56%	35%	40%	47%

(A)	Not annualized.
(B)	Annualized.

See accompanying Notes to Financial Statements.

92

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$11.00		$11.00	$10.54	$10.49	$11.05	$10.65
Income (loss) from investment operations:
Net investment income (loss)(A)	(0.05)		(0.11)	(0.08)	(0.11)	(0.13)	0.07
Net realized and unrealized gains (losses) on investments	(0.13)		0.43	0.54	0.21	(0.05)	0.44
Total from investment operations	(0.18)		0.32	0.46	0.10	(0.18)	0.51
Distributions from:
Net investment income	—		—	—	—	(0.05)	—
Realized capital gains	(0.59)		(0.32)	—	(0.05)	(0.33)	(0.11)
Total distributions	(0.59)		(0.32)	—	(0.05)	(0.38)	(0.11)
Net asset value at end of period	$10.23		$11.00	$11.00	$10.54	$10.49	$11.05
Total return(B)	(1.72	%)(C)	3.01%	4.37%	0.92%	(1.75%)	4.84%
Ratios and supplemental data:
Net assets at end of period (000's)	$11,233		$14,144	$15,711	$21,858	$96,916	$275,858
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	2.00	%(E)	2.56%	2.52%	2.47%	2.52%	2.27%
Gross expenses (including dividend and interest expense on securities sold short)(F)	2.13	%(E)	2.64%	2.55%	2.47%	2.52%	2.27%
Net investment income (loss)	(1.03	%)(E)	(1.05%)	(0.74%)	(0.99%)	(1.25%)	0.65%
Portfolio turnover rate	115	%(C)	331%	400%	227%	271%	288%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.68%, 1.68%, 1.68%, 1.60%, 1.57% and 1.64% for the six months ended March 31, 2018 and years ended September 30, 2017, 2016, 2015, 2014 and 2013, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 1.81%, 1.76%, 1.71%, 1.60%, 1.57% and 1.64% for the six months ended March 31, 2018 and years ended September 30, 2017, 2016, 2015, 2014 and 2013, respectively.

See accompanying Notes to Financial Statements.

93

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$10.50		$10.60	$10.22	$10.26	$10.85	$10.54
Income (loss) from investment operations:
Net investment loss(A)	(0.09)		(0.19)	(0.16)	(0.18)	(0.22)	(0.01)
Net realized and unrealized gains (losses) on investments	(0.12)		0.41	0.54	0.19	(0.04)	0.43
Total from investment operations	(0.21)		0.22	0.38	0.01	(0.26)	0.42
Distributions from:
Net investment income	—		—	—	—	—	—
Realized capital gains	(0.59)		(0.32)	—	(0.05)	(0.33)	(0.11)
Total distributions	(0.59)		(0.32)	—	(0.05)	(0.33)	(0.11)
Net asset value at end of period	$9.70		$10.50	$10.60	$10.22	$10.26	$10.85
Total return(B)	(2.10	%)(C)	2.26%	3.62%	0.06%	(2.51%)	3.93%
Ratios and supplemental data:
Net assets at end of period (000's)	$9,562		$11,071	$14,300	$18,868	$35,737	$50,001
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(D)	2.75	%(E)	3.31%	3.27%	3.26%	3.32%	3.05%
Gross expenses (including dividend and interest expense on securities sold short)(F)	2.88	%(E)	3.40%	3.28%	3.26%	3.32%	3.05%
Net investment loss	(1.78	%)(E)	(1.80%)	(1.49%)	(1.79%)	(2.05%)	(0.13%)
Portfolio turnover rate	115	%(C)	331%	400%	227%	271%	288%

(A)	The net investment loss per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 2.43%, 2.43%, 2.43%, 2.39%, 2.37% and 2.42% for the six months ended March 31, 2018 and years ended September 30, 2017, 2016, 2015, 2014 and 2013, respectively.
(E)	Annualized.
(F)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 2.56%, 2.52%, 2.44%, 2.39%, 2.37% and 2.42% for the six months ended March 31, 2018 and years ended September 30, 2017, 2016, 2015, 2014 and 2013, respectively.

See accompanying Notes to Financial Statements.

94

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$11.16		$11.13	$10.62	$10.55	$11.10	$10.68
Income (loss) from investment operations:
Net investment income (loss)(A)	(0.04)		(0.09)	(0.05)	(0.08)	(0.10)	0.10
Net realized and unrealized gains (losses) on investments	(0.13)		0.44	0.56	0.20	(0.05)	0.43
Total from investment operations	(0.17)		0.35	0.51	0.12	(0.15)	0.53
Distributions from:
Net investment income	—		—	—	—	(0.07)	—
Realized capital gains	(0.59)		(0.32)	—	(0.05)	(0.33)	(0.11)
Total distributions	(0.59)		(0.32)	—	(0.05)	(0.40)	(0.11)
Net asset value at end of period	$10.40		$11.16	$11.13	$10.62	$10.55	$11.10
Total return	(1.60	%)(B)	3.35%	4.71%	1.10%	(1.41%)	5.01%
Ratios and supplemental data:
Net assets at end of period (000's)	$106,354		$91,224	$85,841	$88,677	$178,305	$192,095
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(C)	1.71	%(D)	2.28%	2.21%	2.20%	2.24%	2.02%
Gross expenses (including dividend and interest expense on securities sold short)(E)	1.71	%(D)	2.28%	2.21%	2.20%	2.24%	2.01%
Net investment income (loss)	(0.73	%)(D)	(0.77%)	(0.43%)	(0.73%)	(0.97%)	0.90%
Portfolio turnover rate	115	%(B)	331%	400%	227%	271%	288%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.39%, 1.40%, 1.37%, 1.33%, 1.29% and 1.39% for the six months ended March 31, 2018 and years ended September 30, 2017, 2016, 2015, 2014 and 2013, respectively.
(D)	Annualized.
(E)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 1.39%, 1.40%, 1.37%, 1.33%, 1.29%, and 1.38% for the six months ended March 31, 2018 and years ended September 30, 2017, 2016, 2015, 2014 and 2013, respectively.

See accompanying Notes to Financial Statements.

95

Financial Highlights (Continued)

Touchstone Merger Arbitrage Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$11.21		$11.16	$10.65	$10.57	$11.13	$10.69
Income (loss) from investment operations:
Net investment income (loss)(A)	(0.03)		(0.07)	(0.04)	(0.07)	(0.10)	0.11
Net realized and unrealized gains (losses) on investments	(0.13)		0.44	0.55	0.20	(0.05)	0.44
Total from investment operations	(0.16)		0.37	0.51	0.13	(0.15)	0.55
Distributions from:
Net investment income	—		—	—	—	(0.08)	—
Realized capital gains	(0.59)		(0.32)	—	(0.05)	(0.33)	(0.11)
Total distributions	(0.59)		(0.32)	—	(0.05)	(0.41)	(0.11)
Net asset value at end of period	$10.46		$11.21	$11.16	$10.65	$10.57	$11.13
Total return	(1.51	%)(B)	3.43%	4.79%	1.19%	(1.44%)	5.20%
Ratios and supplemental data:
Net assets at end of period (000's)	$60,950		$98,240	$76,910	$82,858	$119,727	$170,930
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)(C)	1.60	%(D)	2.16%	2.12%	2.13%	2.21%	1.91%
Gross expenses (including dividend and interest expense on securities sold short)(E)	1.65	%(D)	2.18%	2.12%	2.13%	2.20%	1.92%
Net investment income (loss)	(0.63	%)(D)	(0.65%)	(0.34%)	(0.66%)	(0.94%)	1.01%
Portfolio turnover rate	115	%(B)	331%	400%	227%	271%	288%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.28%, 1.28%, 1.28%, 1.26%, 1.26% and 1.28% for the six months ended March 31, 2018 and years ended September 30, 2017, 2016, 2015, 2014 and 2013, respectively.
(D)	Annualized.
(E)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 1.33%, 1.30%, 1.28%, 1.26%, 1.25% and 1.29% for the six months ended March 31, 2018 and years ended September 30, 2017, 2016, 2015, 2014 and 2013, respectively.

See accompanying Notes to Financial Statements.

96

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2018	Year Ended September 30,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$30.50	$25.91	$23.22	$23.68	$20.87	$16.55
Income (loss) from investment operations:
Net investment income (loss)	0.05	(A)	(0.02	)(A)	0.12	(0.02	)(A)	—	(B)	0.12	(A)
Net realized and unrealized gains (losses) on investments	2.29	4.69	2.57	(0.44)	2.83	4.51
Total from investment operations	2.34	4.67	2.69	(0.46)	2.83	4.63
Distributions from:
Net investment income	—	(0.08)	—	—	(0.02)	(0.31)
Realized capital gains	(0.31)	—	—	—	—	—
Total distributions	(0.31)	(0.08)	—	—	(0.02)	(0.31)
Net asset value at end of period	$32.53	$30.50	$25.91	$23.22	$23.68	$20.87
Total return(C)	7.69	%(D)	18.08%	11.58%	(1.94%)	13.57%	28.43%
Ratios and supplemental data:
Net assets at end of period (000's)	$34,201	$34,761	$53,044	$62,717	$35,513	$43,611
Ratio to average net assets:
Net expenses	1.24	%(E)	1.24%	1.24%	1.24%	1.23%	1.21%
Gross expenses	1.37	%(E)	1.36%	1.35%	1.35%	1.40%	1.50%
Net investment income (loss)	0.32	%(E)	(0.09%)	0.43%	(0.07%)	0.01%	0.61%
Portfolio turnover rate	33	%(D)	19%	19%	17%	26%	20%

Touchstone Mid Cap Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017		2016	2015		2014	2013
Net asset value at beginning of period	$29.02		$24.76		$22.35	$22.97		$20.37	$16.21
Income (loss) from investment operations:
Net investment loss	(0.06	)(A)	(0.22	)(A)	(0.12)	(0.20	)(A)	(0.15)	(0.03	)(A)
Net realized and unrealized gains (losses) on investments	2.16		4.48		2.53	(0.42)		2.75	4.42
Total from investment operations	2.10		4.26		2.41	(0.62)		2.60	4.39
Distributions from:
Net investment income	—		—		—	—		—	(0.23)
Realized capital gains	(0.31)		—		—	—		—	—
Total distributions	(0.31)		—		—	—		—	(0.23)
Net asset value at end of period	$30.81		$29.02		$24.76	$22.35		$22.97	$20.37
Total return(C)	7.25	%(D)	17.21%		10.78%	(2.70%)		12.76%	27.43%
Ratios and supplemental data:
Net assets at end of period (000's)	$55,706		$57,224		$59,431	$60,815		$41,433	$25,018
Ratio to average net assets:
Net expenses	1.99	%(E)	1.99%		1.99%	1.99%		1.98%	1.96%
Gross expenses	2.09	%(E)	2.11%		2.13%	2.12%		2.16%	2.37%
Net investment loss	(0.43	%)(E)	(0.84%)		(0.32%)	(0.82%)		(0.75%)	(0.14%)
Portfolio turnover rate	33	%(D)	19%		19%	17%		26%	20%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

97

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2018	Year Ended September 30,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$30.77	$26.14	$23.38	$23.83	$20.98	$16.60
Income (loss) from investment operations:
Net investment income	0.09	(A)	0.05	(A)	0.18	0.05	(A)	0.06	0.17	(A)
Net realized and unrealized gains (losses) on investments	2.30	4.74	2.59	(0.45)	2.84	4.53
Total from investment operations	2.39	4.79	2.77	(0.40)	2.90	4.70
Distributions from:
Net investment income	(0.05)	(0.16)	(0.01)	(0.05)	(0.05)	(0.32)
Realized capital gains	(0.31)	—	—	—	—	—
Total distributions	(0.36)	(0.16)	(0.01)	(0.05)	(0.05)	(0.32)
Net asset value at end of period	$32.80	$30.77	$26.14	$23.38	$23.83	$20.98
Total return	7.78	%(B)	18.40%	11.87%	(1.69%)	13.83%	28.78%
Ratios and supplemental data:
Net assets at end of period (000's)	$600,397	$551,794	$476,831	$481,735	$266,446	$181,276
Ratio to average net assets:
Net expenses	0.99	%(C)	0.99%	0.99%	0.99%	0.98%	0.95%
Gross expenses	1.05	%(C)	1.08%	1.07%	1.11%	1.06%	1.09%
Net investment income	0.57	%(C)	0.16%	0.68%	0.18%	0.26%	0.87%
Portfolio turnover rate	33	%(B)	19%	19%	17%	26%	20%

Touchstone Mid Cap Fund—Class Z

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2018	Year Ended September 30,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$30.32	$25.75	$23.08	$23.54	$20.73	$16.45
Income (loss) from investment operations:
Net investment income (loss)	0.05	(A)	(0.02	)(A)	0.12	(0.02	)(A)	0.01	0.12	(A)
Net realized and unrealized gains (losses) on investments	2.27	4.67	2.55	(0.44)	2.81	4.48
Total from investment operations	2.32	4.65	2.67	(0.46)	2.82	4.60
Distributions from:
Net investment income	—	(0.08)	(—	)(D)	—	(0.01)	(0.32)
Realized capital gains	(0.31)	—	—	—	—
Total distributions	(0.31)	(0.08)	—	—	(0.01)	(0.32)
Net asset value at end of period	$32.33	$30.32	$25.75	$23.08	$23.54	$20.73
Total return	7.67	%(B)	18.08%	11.58%	(1.95%)	13.58%	28.45%
Ratios and supplemental data:
Net assets at end of period (000's)	$19,829	$19,312	$18,934	$18,693	$11,593	$12,858
Ratio to average net assets:
Net expenses	1.24	%(C)	1.24%	1.24%	1.24%	1.23%	1.21%
Gross expenses	1.41	%(C)	1.44%	1.46%	1.44%	1.55%	1.55%
Net investment income (loss)	0.32	%(C)	(0.09%)	0.43%	(0.07%)	0.01%	0.61%
Portfolio turnover rate	33	%(B)	19%	19%	17%	26%	20%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

98

Financial Highlights (Continued)

Touchstone Mid Cap Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2018	Year Ended September 30,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$30.81	$26.18	$23.40	$23.85	$20.99	$16.61
Income (loss) from investment operations:
Net investment income	0.10	(A)	0.07	(A)	0.19	0.06	(A)	0.08	0.19	(A)
Net realized and unrealized gains (losses) on investments	2.31	4.74	2.61	(0.44)	2.84	4.52
Total from investment operations	2.41	4.81	2.80	(0.38)	2.92	4.71
Distributions from:
Net investment income	(0.07)	(0.18)	(0.02)	(0.07)	(0.06)	(0.33)
Realized capital gains	(0.31)	—	—	—	—	—
Total distributions	(0.38)	(0.18)	(0.02)	(0.07)	(0.06)	(0.33)
Net asset value at end of period	$32.84	$30.81	$26.18	$23.40	$23.85	$20.99
Total return	7.84	%(B)	18.50%	11.92%	(1.62%)	13.91%	28.85%
Ratios and supplemental data:
Net assets at end of period (000's)	$114,613	$113,867	$77,775	$76,324	$90,998	$74,170
Ratio to average net assets:
Net expenses	0.92	%(C)	0.92%	0.92%	0.92%	0.91%	0.89%
Gross expenses	0.97	%(C)	0.98%	0.99%	1.00%	1.01%	1.07%
Net investment income	0.64	%(C)	0.23%	0.75%	0.25%	0.33%	0.93%
Portfolio turnover rate	33	%(B)	19%	19%	17%	26%	20%

(A) The net investment income per share was based on average shares outstanding for the period.

(B) Not annualized.

(C) Annualized.

See accompanying Notes to Financial Statements.

99

Financial Highlights (Continued)

Touchstone Mid Cap Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2018	Year Ended September 30,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$19.36	$17.49	$15.70	$16.60	$16.09	$12.98
Income (loss) from investment operations:
Net investment income	0.02	0.04	0.09	(A)	0.12	0.05	0.10
Net realized and unrealized gains (losses) on investments	(0.30)	2.47	2.76	(0.28)	1.85	3.26
Total from investment operations	(0.28)	2.51	2.85	(0.16)	1.90	3.36
Distributions from:
Net investment income	(0.02)	(0.03)	(0.10)	(0.10)	(0.05)	(0.10)
Realized capital gains	(1.14)	(0.61)	(0.96)	(0.64)	(1.34)	(0.15)
Total distributions	(1.16)	(0.64)	(1.06)	(0.74)	(1.39)	(0.25)
Net asset value at end of period	$17.92	$19.36	$17.49	$15.70	$16.60	$16.09
Total return(B)	(1.79	%)(C)	14.62%	19.20%	(1.14%)	12.49%	26.26%
Ratios and supplemental data:
Net assets at end of period (000's)	$19,739	$21,001	$21,867	$7,663	$14,029	$5,307
Ratio to average net assets:
Net expenses	1.27	%(D)	1.27%	1.27%	1.29%	1.29%	1.29%
Gross expenses	1.46	%(D)	1.47%	1.59%	1.66%	1.58%	1.75%
Net investment income	0.28	%(D)	0.19%	0.56%	0.55%	0.41%	0.73%
Portfolio turnover rate	18	%(C)	43%	45%	54%	85	%(E)	68%

Touchstone Mid Cap Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016		2015	2014		2013
Net asset value at beginning of period	$18.94		$17.23	$15.49		$16.42	$16.00		$12.92
Income (loss) from investment operations:
Net investment loss	(0.05)		(0.06)	(0.03	)(A)	(0.04)	(0.04)		(—	)(F)
Net realized and unrealized gains (losses) on investments	(0.29)		2.38	2.73		(0.25)	1.80		3.24
Total from investment operations	(0.34)		2.32	2.70		(0.29)	1.76		3.24
Distributions from:
Net investment income	—		—	—		—	—		(0.01)
Realized capital gains	(1.14)		(0.61)	(0.96)		(0.64)	(1.34)		(0.15)
Total distributions	(1.14)		(0.61)	(0.96)		(0.64)	(1.34)		(0.16)
Net asset value at end of period	$17.46		$18.94	$17.23		$15.49	$16.42		$16.00
Total return(B)	(2.11	%)(C)	13.78%	18.32%		(1.91%)	11.62%		25.32%
Ratios and supplemental data:
Net assets at end of period (000's)	$9,614		$10,758	$4,088		$1,752	$2,002		$719
Ratio to average net assets:
Net expenses	2.02	%(D)	2.02%	2.02%		2.04%	2.04%		2.04%
Gross expenses	2.25	%(D)	2.33%	2.75%		2.83%	3.05%		4.17%
Net investment loss	(0.47	%)(D)	(0.56%)	(0.19%)		(0.20%)	(0.34%)		(0.02%)
Portfolio turnover rate	18	%(C)	43%	45%		54%	85	%(E)	68%

(A) The net investment income (loss) per share was based on average shares outstanding for the period.

(B) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(C) Not annualized.

(D) Annualized.

(E) Portfolio turnover excludes the purchases and sales of securities of the Touchstone Mid Cap Value Opportunities Fund acquired on

March 21, 2014. If these transactions were included, portfolio turnover would have been higher.

(F) Less than $0.005 per share.

See accompanying Notes to Financial Statements.

100

Financial Highlights (Continued)

Touchstone Mid Cap Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2018	Year Ended September 30,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$19.45	$17.57	$15.76	$16.67	$16.15	$13.03
Income (loss) from investment operations:
Net investment income	0.05	0.08	0.13	(A)	0.14	0.07	0.15
Net realized and unrealized gains (losses) on investments	(0.31)	2.49	2.78	(0.27)	1.88	3.26
Total from investment operations	(0.26)	2.57	2.91	(0.13)	1.95	3.41
Distributions from:
Net investment income	(0.05)	(0.08)	(0.14)	(0.14)	(0.09)	(0.14)
Realized capital gains	(1.14)	(0.61)	(0.96)	(0.64)	(1.34)	(0.15)
Total distributions	(1.19)	(0.69)	(1.10)	(0.78)	(1.43)	(0.29)
Net asset value at end of period	$18.00	$19.45	$17.57	$15.76	$16.67	$16.15
Total return	(1.65	%)(B)	14.91%	19.51%	(0.91%)	12.77%	26.53%
Ratios and supplemental data:
Net assets at end of period (000's)	$333,783	$322,979	$292,978	$208,525	$213,404	$15,782
Ratio to average net assets:
Net expenses	1.02	%(C)(D)	1.02%	1.03%	1.04%	1.04%	1.04%
Gross expenses	1.05	%(C)	1.10%	1.13%	1.13%	1.14%	1.37%
Net investment income	0.53	%(C)	0.43%	0.81%	0.81%	0.66%	0.98%
Portfolio turnover rate	18	%(B)	43%	45%	54%	85	%(E)	68%

Touchstone Mid Cap Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
March 31,
2018	Year Ended September 30,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$19.54	$17.64	$15.82	$16.73	$16.20	$13.07
Income (loss) from investment operations:
Net investment income	0.06	0.09	0.16	(A)	0.17	0.13	0.16
Net realized and unrealized gains (losses) on investments	(0.31)	2.52	2.78	(0.27)	1.85	3.28
Total from investment operations	(0.25)	2.61	2.94	(0.10)	1.98	3.44
Distributions from:
Net investment income	(0.06)	(0.10)	(0.16)	(0.17)	(0.11)	(0.16)
Realized capital gains	(1.14)	(0.61)	(0.96)	(0.64)	(1.34)	(0.15)
Total distributions	(1.20)	(0.71)	(1.12)	(0.81)	(1.45)	(0.31)
Net asset value at end of period	$18.09	$19.54	$17.64	$15.82	$16.73	$16.20
Total return	(1.58	%)(B)	15.04%	19.71%	(0.76%)	12.90%	26.71%
Ratios and supplemental data:
Net assets at end of period (000's)	$360,603	$334,083	$185,989	$124,592	$134,259	$144,965
Ratio to average net assets:
Net expenses	0.89	%(C)	0.89%	0.89%	0.89%	0.89%	0.89%
Gross expenses	1.00	%(C)	1.01%	1.03%	1.03%	1.04%	1.09%
Net investment income	0.66	%(C)	0.57%	0.94%	0.96%	0.81%	1.13%
Portfolio turnover rate	18	%(B)	43%	45%	54%	85	%(E)	68%

(A) The net investment income per share was based on average shares outstanding for the period.

(B) Not annualized.

(C) Annualized.

(D) Net expenses include amounts eligible for recoupment by the Advisor.

(E) Portfolio turnover excludes the purchases and sales of securities of the Touchstone Mid Cap Value Opportunities Fund acquired on March 21, 2014. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

101

Financial Highlights (Continued)

Touchstone Premium Yield Equity Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014		2013
Net asset value at beginning of period	$9.40		$8.77	$8.27	$9.98	$8.92		$8.11
Income (loss) from investment operations:
Net investment income	0.08		0.25	0.22	0.24	0.40	(A)	0.24
Net realized and unrealized gains (losses) on investments	0.11		0.62	1.04	(1.25)	1.07		0.80
Total from investment operations	0.19		0.87	1.26	(1.01)	1.47		1.04
Distributions from:
Net investment income	(0.12)		(0.24)	(0.21)	(0.25)	(0.41)		(0.23)
Realized capital gains	(0.18)		—	(0.55)	(0.45)	—		—
Total distributions	(0.30)		(0.24)	(0.76)	(0.70)	(0.41)		(0.23)
Net asset value at end of period	$9.29		$9.40	$8.77	$8.27	$9.98		$8.92
Total return(B)	2.04	%(C)	10.10%	16.80%	(10.79%)	16.79%		12.97%
Ratios and supplemental data:
Net assets at end of period (000's)	$13,404		$22,725	$26,907	$36,023	$45,124		$86,171
Ratio to average net assets:
Net expenses	1.20	%(D)	1.20%	1.20%	1.20%	1.20%		1.20%
Gross expenses	1.38	%(D)	1.36%	1.34%	1.25%	1.29%		1.29%
Net investment income	1.70	%(D)	2.69%	2.57%	2.57%	4.24	%(A)	2.74%
Portfolio turnover rate	41	%(C)	39%	38%	31%	26%		56%

Touchstone Premium Yield Equity Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014		2013
Net asset value at beginning of period	$9.39		$8.75	$8.26	$9.97	$8.90		$8.10
Income (loss) from investment operations:
Net investment income	0.04		0.17	0.15	0.17	0.33	(A)	0.16
Net realized and unrealized gains (losses) on investments	0.11		0.64	1.04	(1.24)	1.07		0.80
Total from investment operations	0.15		0.81	1.19	(1.07)	1.40		0.96
Distributions from:
Net investment income	(0.08)		(0.17)	(0.15)	(0.19)	(0.33)		(0.16)
Realized capital gains	(0.18)		—	(0.55)	(0.45)	—		—
Total distributions	(0.26)		(0.17)	(0.70)	(0.64)	(0.33)		(0.16)
Net asset value at end of period	$9.28		$9.39	$8.75	$8.26	$9.97		$8.90
Total return(B)	1.66	%(C)	9.42%	15.81%	(11.45%)	15.99%		12.03%
Ratios and supplemental data:
Net assets at end of period (000's)	$20,179		$22,324	$25,781	$31,405	$31,190		$24,009
Ratio to average net assets:
Net expenses	1.95	%(D)	1.95%	1.95%	1.95%	1.95%		1.95%
Gross expenses	2.06	%(D)	2.05%	2.05%	2.00%	2.02%		2.08%
Net investment income	0.95	%(D)	1.94%	1.82%	1.82%	3.49	%(A)	1.99%
Portfolio turnover rate	41	%(C)	39%	38%	31%	26%		56%

(A) Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A and Class C net investment income per share and ratio of net investment income to average net assets would have been lower by $0.16 and 1.70%, respectively.

(B) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(C) Not annualized.

(D) Annualized.

See accompanying Notes to Financial Statements.

102

Financial Highlights (Continued)

Touchstone Premium Yield Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014		2013
Net asset value at beginning of period	$9.38		$8.75	$8.25	$9.97	$8.90		$8.10
Income (loss) from investment operations:
Net investment income	0.09		0.26	0.23	0.26	0.43	(A)	0.25
Net realized and unrealized gains (losses) on investments	0.11		0.63	1.05	(1.25)	1.07		0.80
Total from investment operations	0.20		0.89	1.28	(0.99)	1.50		1.05
Distributions from:
Net investment income	(0.13)		(0.26)	(0.23)	(0.28)	(0.43)		(0.25)
Realized capital gains	(0.18)		—	(0.55)	(0.45)	—		—
Total distributions	(0.31)		(0.26)	(0.78)	(0.73)	(0.43)		(0.25)
Net asset value at end of period	$9.27		$9.38	$8.75	$8.25	$9.97		$8.90
Total return	2.18	%(B)	10.41%	17.13%	(10.58%)	17.13%		13.14%
Ratios and supplemental data:
Net assets at end of period (000's)	$76,925		$75,763	$99,953	$100,772	$109,201		$66,644
Ratio to average net assets:
Net expenses	0.95	%(C)	0.95%	0.95%	0.95%	0.95%		0.95%
Gross expenses	0.99	%(C)	1.00%	1.03%	0.97%	0.96%		1.04%
Net investment income	1.95	%(C)	2.94%	2.82%	2.82%	4.49	%(A)	2.99%
Portfolio turnover rate	41	%(B)	39%	38%	31%	26%		56%

(A) Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class Y net investment income per share and ratio of net investment income to average net assets would have been lower by $0.16 and 1.70%, respectively.

(B) Not annualized.

(C) Annualized.

See accompanying Notes to Financial Statements.

103

Financial Highlights (Continued)

Touchstone Sands Capital Select Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$16.58		$16.14	$16.48	$18.15	$16.08	$12.65
Income (loss) from investment operations:
Net investment loss	(0.10	)(A)	(0.34)	(0.28)	(0.15)	(0.29)	(0.05)
Net realized and unrealized gains (losses) on investments	2.01		2.94	1.47	(0.64)	2.49	3.48
Total from investment operations	1.91		2.60	1.19	(0.79)	2.20	3.43
Distributions from:
Realized capital gains	(3.36)		(2.16)	(1.53)	(0.88)	(0.13)	—
Net asset value at end of period	$15.13		$16.58	$16.14	$16.48	$18.15	$16.08
Total return(B)	13.53	%(C)	19.63%	7.17%	(4.70%)	13.73%	27.11%
Ratios and supplemental data:
Net assets at end of period (000's)	$89,215		$89,860	$138,315	$230,783	$289,506	$416,396
Ratio to average net assets:
Net expenses	1.39	%(D)	1.23%	1.07%	1.10%	1.31%	1.28%
Gross expenses	1.41	%(D)	1.25%	1.09%	1.10%	1.33%	1.37%
Net investment loss	(1.22	%)(D)	(0.95%)	(0.81%)	(0.65%)	(0.91%)	(0.62%)
Portfolio turnover rate	11	%(C)	22%	46%	29%	30%	37%

Touchstone Sands Capital Select Growth Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$15.51		$15.36	$15.86	$17.62	$15.74	$12.47
Income (loss) from investment operations:
Net investment loss	(0.14	)(A)	(0.79)	(0.52)	(0.30)	(0.32)	(0.13)
Net realized and unrealized gains (losses) on investments	1.86		3.10	1.55	(0.58)	2.33	3.40
Total from investment operations	1.72		2.31	1.03	(0.88)	2.01	3.27
Distributions from:
Realized capital gains	(3.36)		(2.16)	(1.53)	(0.88)	(0.13)	—
Net asset value at end of period	$13.87		$15.51	$15.36	$15.86	$17.62	$15.74
Total return(B)	13.11	%(C)	18.77%	6.32%	(5.38%)	12.89%	26.14%
Ratios and supplemental data:
Net assets at end of period (000's)	$73,815		$73,516	$111,951	$163,237	$203,865	$198,584
Ratio to average net assets:
Net expenses	2.14	%(D)	1.98%	1.82%	1.85%	2.06%	2.03%
Gross expenses	2.16	%(D)	2.01%	1.84%	1.85%	2.09%	2.14%
Net investment loss	(1.97	%)(D)	(1.70%)	(1.56%)	(1.40%)	(1.65%)	(1.37%)
Portfolio turnover rate	11	%(C)	22%	46%	29%	30%	37%

(A) The net investment loss per share was based on average shares outstanding for the period.

(B) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(C) Not annualized.

(D) Annualized.

See accompanying Notes to Financial Statements.

104

Financial Highlights (Continued)

Touchstone Sands Capital Select Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$17.29		$16.70	$16.96	$18.61	$16.44	$12.90
Income (loss) from investment operations:
Net investment loss	(0.08	)(A)	(0.10)	(0.11)	(0.08)	(0.10)	(0.02)
Net realized and unrealized gains (losses) on investments	2.11		2.85	1.38	(0.69)	2.40	3.56
Total from investment operations	2.03		2.75	1.27	(0.77)	2.30	3.54
Distributions from:
Realized capital gains	(3.36)		(2.16)	(1.53)	(0.88)	(0.13)	—
Net asset value at end of period	$15.96		$17.29	$16.70	$16.96	$18.61	$16.44
Total return	13.68	%(B)	19.89%	7.46%	(4.46%)	14.04%	27.44%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,794,066		$1,775,755	$2,209,841	$3,198,758	$3,473,661	$2,684,731
Ratio to average net assets:
Net expenses	1.14	%(C)	0.98%	0.82%	0.83%	1.06%	1.03%
Gross expenses	1.14	%(C)	0.99%	0.82%	0.83%	1.03%	1.06%
Net investment loss	(0.97	%)(C)	(0.70%)	(0.56%)	(0.39%)	(0.66%)	(0.37%)
Portfolio turnover rate	11	%(B)	22%	46%	29%	30%	37%

Touchstone Sands Capital Select Growth Fund—Class Z

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$16.58		$16.15	$16.49	$18.15	$16.08	$12.65
Income (loss) from investment operations:
Net investment loss	(0.10	)(A)	(0.32)	(0.29)	(0.19)	(0.17)	(0.10)
Net realized and unrealized gains (losses) on investments	2.03		2.91	1.48	(0.59)	2.37	3.53
Total from investment operations	1.93		2.59	1.19	(0.78)	2.20	3.43
Distributions from:
Realized capital gains	(3.36)		(2.16)	(1.53)	(0.88)	(0.13)	—
Net asset value at end of period	$15.15		$16.58	$16.15	$16.49	$18.15	$16.08
Total return	13.60	%(B)	19.62%	7.24%	(4.70%)	13.73%	27.11%
Ratios and supplemental data:
Net assets at end of period (000's)	$549,495		$556,651	$777,930	$1,292,853	$2,302,038	$2,140,884
Ratio to average net assets:
Net expenses	1.38	%(C)	1.22%	1.04%	1.08%	1.31%	1.28%
Gross expenses	1.45	%(C)	1.28%	1.11%	1.13%	1.35%	1.37%
Net investment loss	(1.21	%)(C)	(0.94%)	(0.79%)	(0.64%)	(0.90%)	(0.62%)
Portfolio turnover rate	11	%(B)	22%	46%	29%	30%	37%

(A) The net investment loss per share was based on average shares outstanding for the period.

(B) Not annualized.

(C) Annualized.

See accompanying Notes to Financial Statements.

105

Financial Highlights (Continued)

Touchstone Small Cap Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017		2016		2015		2014		2013
Net asset value at beginning of period	$17.73		$16.24		$17.73		$20.55		$19.44		$16.02
Income (loss) from investment operations:
Net investment income (loss)	0.30		0.02		—	(A)	0.15	(B)	(0.09	)(C)	0.44
Net realized and unrealized gains (losses) on investments	0.33		1.47		0.59		(1.38)		1.80		3.28
Total from investment operations	0.63		1.49		0.59		(1.23)		1.71		3.72
Distributions from:
Net investment income	(0.34)		—		(0.13)		(—	)(A)	(0.31)		(0.18)
Realized capital gains	(2.99)		—		(1.95)		(1.59)		(0.29)		(0.12)
Total distributions	(3.33)		—		(2.08)		(1.59)		(0.60)		(0.30)
Net asset value at end of period	$15.03		$17.73		$16.24		$17.73		$20.55		$19.44
Total return(D)	3.79	%(E)	9.17%		3.74%		(6.36%)		8.80%		23.60%
Ratios and supplemental data:
Net assets at end of period (000's)	$10,273		$12,461		$37,942		$62,423		$60,246		$122,394
Ratio to average net assets:
Net expenses	1.38	%(F)	1.38%		1.38%		1.38%		1.36%		1.34%
Gross expenses	1.68	%(F)	1.52%		1.45%		1.42%		1.43%		1.53%
Net investment income (loss)	3.92	%(F)	0.00	%(A)	0.00	%(A)	0.75	%(B)	(0.45%)		2.47%
Portfolio turnover rate	10	%(E)(G)	18%		17%		42%		17%		15%

(A) Less than $0.005 per share or 0.005%.

(B) Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net investment income to average net assets would have been lower by $0.13 and 0.65%, respectively.

(C) The net investment loss per share was based on average shares outstanding for the period.

(D) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(E) Not annualized.

(F) Annualized.

(G) Portfolio turnover excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

106

Financial Highlights (Continued)

Touchstone Small Cap Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015		2014		2013
Net asset value at beginning of period	$16.94		$15.63	$17.16	$20.07		$19.01		$15.69
Income (loss) from investment operations:
Net investment income (loss)	0.18		(0.31)	(0.16)	—	(A)(B)	(0.24	)(C)	0.30
Net realized and unrealized gains (losses) on investments	0.36		1.62	0.60	(1.32)		1.75		3.22
Total from investment operations	0.54		1.31	0.44	(1.32)		1.51		3.52
Distributions from:
Net investment income	(0.19)		—	(0.02)	—		(0.16)		(0.08)
Realized capital gains	(2.99)		—	(1.95)	(1.59)		(0.29)		(0.12)
Total distributions	(3.18)		—	(1.97)	(1.59)		(0.45)		(0.20)
Net asset value at end of period	$14.30		$16.94	$15.63	$17.16		$20.07		$19.01
Total return(D)	3.38	%(E)	8.38%	2.92%	(7.01%)		7.96%		22.69%
Ratios and supplemental data:
Net assets at end of period (000's)	$7,067		$9,266	$14,957	$21,562		$27,104		$28,685
Ratio to average net assets:
Net expenses	2.13	%(F)	2.13%	2.13%	2.13%		2.12%		2.09%
Gross expenses	2.39	%(F)	2.28%	2.23%	2.17%		2.17%		2.24%
Net investment income (loss)	3.17	%(F)	(0.75%)	(0.75%)	0.00	%(A)(B)	(1.20%)		1.72%
Portfolio turnover rate	10	%(E)(G)	18%	17%	42%		17%		15%

(A)	Less than $0.005 per share or 0.005%.
(B)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class C net investment income per share and ratio of net investment income to average net assets would have been lower by $0.13 and 0.65%, respectively.
(C)	The net investment loss per share was based on average shares outstanding for the period.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

107

Financial Highlights (Continued)

Touchstone Small Cap Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015		2014		2013
Net asset value at beginning of period	$17.94		$16.44	$17.93	$20.72		$19.59		$16.13
Income (loss) from investment operations:
Net investment income (loss)	0.33		0.05	0.05	0.18	(A)	(0.03	)(B)	0.46
Net realized and unrealized gains (losses) on investments	0.32		1.50	0.58	(1.37)		1.81		3.34
Total from investment operations	0.65		1.55	0.63	(1.19)		1.78		3.80
Distributions from:
Net investment income	(0.40)		(0.05)	(0.17)	(0.01)		(0.36)		(0.22)
Realized capital gains	(2.99)		—	(1.95)	(1.59)		(0.29)		(0.12)
Total distributions	(3.39)		(0.05)	(2.12)	(1.60)		(0.65)		(0.34)
Net asset value at end of period	$15.20		$17.94	$16.44	$17.93		$20.72		$19.59
Total return	3.90	%(C)	9.46%	3.97%	(6.11%)		9.12%		24.01%
Ratios and supplemental data:
Net assets at end of period (000's)	$60,454		$84,954	$295,198	$333,971		$309,367		$258,024
Ratio to average net assets:
Net expenses	1.13	%(D)	1.13%	1.13%	1.11%		1.06%		1.03%
Gross expenses	1.23	%(D)	1.15%	1.14%	1.11%		1.08%		1.14%
Net investment income (loss)	4.17	%(D)	0.25%	0.25%	1.02	%(A)	(0.15%)		2.78%
Portfolio turnover rate	10	%(C)(E)	18%	17%	42%		17%		15%

Touchstone Small Cap Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015		2014		2013
Net asset value at beginning of period	$17.93		$16.43	$17.92	$20.69		$19.57		$16.11
Income (loss) from investment operations:
Net investment income (loss)	0.38		0.16	0.07	0.24	(A)	(0.02	)(B)	0.49
Net realized and unrealized gains (losses) on investments	0.28		1.41	0.57	(1.41)		1.81		3.32
Total from investment operations	0.66		1.57	0.64	(1.17)		1.79		3.81
Distributions from:
Net investment income	(0.45)		(0.07)	(0.18)	(0.01)		(0.38)		(0.23)
Realized capital gains	(2.99)		—	(1.95)	(1.59)		(0.29)		(0.12)
Total distributions	(3.44)		(0.07)	(2.13)	(1.60)		(0.67)		(0.35)
Net asset value at end of period	$15.15		$17.93	$16.43	$17.92		$20.69		$19.57
Total return	3.94	%(C)	9.57%	4.05%	(6.01%)		9.17%		24.13%
Ratios and supplemental data:
Net assets at end of period (000's)	$87,548		$122,876	$255,422	$301,868		$393,287		$395,770
Ratio to average net assets:
Net expenses	1.05	%(D)	1.05%	1.04%	1.04%		1.01%		0.94%
Gross expenses	1.09	%(D)	1.05%	1.04%	1.04%		1.04%		1.07%
Net investment income (loss)	4.25	%(D)	0.34%	0.34%	1.10	%(A)	(0.10%)		2.87%
Portfolio turnover rate	10	%(C)(E)	18%	17%	42%		17%		15%

(A)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class Y and Institutional Class net investment income per share and ratio of net investment income to average net assets would have been lower by $0.13 and 0.65%, respectively.
(B)	The net investment loss per share was based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

108

Financial Highlights (Continued)

Touchstone Small Cap Value Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017		2016	2015	2014		2013
Net asset value at beginning of period	$26.06		$22.20		$20.17	$23.23	$22.79		$18.33
Income (loss) from investment operations:
Net investment income	0.02		0.03		0.23	0.36	0.36		0.41
Net realized and unrealized gains (losses) on investments	(0.41)		3.85		2.80	(2.15)	0.39		4.45
Total from investment operations	(0.39)		3.88		3.03	(1.79)	0.75		4.86
Distributions from:
Net investment income	—	(A)	(0.02)		(0.27)	(0.35)	(0.31)		(0.40)
Realized capital gains	—		—		(0.73)	(0.92)	—		—
Total distributions	—		(0.02)		(1.00)	(1.27)	(0.31)		(0.40)
Net asset value at end of period	$25.67		$26.06		$22.20	$20.17	$23.23		$22.79
Total return(B)	(1.49	%)(C)	17.46%		15.63%	(8.32%)	3.19%		26.82%
Ratios and supplemental data:
Net assets at end of period (000's)	$74,483		$76,884		$150,081	$24,659	$31,773		$34,826
Ratio to average net assets:
Net expenses	1.38	%(D)	1.38%		1.38%	1.38%	1.43%		1.43%
Gross expenses	1.78	%(D)	1.83%		1.67%	1.60%	1.67%		1.78%
Net investment income	0.16	%(D)	0.07%		1.05%	1.51%	1.44%		1.98%
Portfolio turnover rate	19	%(C)	63	%(E)	155%	112%	100	%(F)(G)	98%

Touchstone Small Cap Value Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017		2016	2015	2014		2013
Net asset value at beginning of period	$25.60		$21.95		$19.98	$23.00	$22.61		$18.23
Income (loss) from investment operations:
Net investment income (loss)	(0.13)		(0.22)		0.06	0.17	0.16		0.29
Net realized and unrealized gains (losses) on investments	(0.35)		3.87		2.77	(2.10)	0.40		4.39
Total from investment operations	(0.48)		3.65		2.83	(1.93)	0.56		4.68
Distributions from:
Net investment income	—		—		(0.13)	(0.17)	(0.17)		(0.30)
Realized capital gains	—		—		(0.73)	(0.92)	—		—
Total distributions	—		—		(0.86)	(1.09)	(0.17)		(0.30)
Net asset value at end of period	$25.12		$25.60		$21.95	$19.98	$23.00		$22.61
Total return(B)	(1.87	%)(C)	16.63%		14.72%	(9.01%)	2.46%		25.90%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,059		$1,223		$1,376	$1,396	$2,169		$841
Ratio to average net assets:
Net expenses	2.13	%(D)	2.13%		2.13%	2.13%	2.18%		2.18%
Gross expenses	3.66	%(D)	3.69%		3.39%	3.13%	3.25%		5.19%
Net investment income (loss)	(0.59	%)(D)	(0.68%)		0.30%	0.76%	0.69%		1.23%
Portfolio turnover rate	19	%(C)	63	%(E)	155%	112%	100	%(F)(G)	98%

(A)	Less than $0.005 per share.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.
(F)	Portfolio turnover excludes securities received from a subscription-in-kind.
(G)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Small Company Value Fund acquired on March 21, 2014. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

109

Financial Highlights (Continued)

Touchstone Small Cap Value Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017		2016	2015	2014		2013
Net asset value at beginning of period	$26.14		$22.24		$20.20	$23.25	$22.82		$18.36
Income (loss) from investment operations:
Net investment income	0.05		0.06		0.24	0.42	0.35		0.48
Net realized and unrealized gains (losses) on investments	(0.41)		3.88		2.84	(2.14)	0.46		4.44
Total from investment operations	(0.36)		3.94		3.08	(1.72)	0.81		4.92
Distributions from:
Net investment income	(0.07)		(0.04)		(0.31)	(0.41)	(0.38)		(0.46)
Realized capital gains	—		—		(0.73)	(0.92)	—		—
Total distributions	(0.07)		(0.04)		(1.04)	(1.33)	(0.38)		(0.46)
Net asset value at end of period	$25.71		$26.14		$22.24	$20.20	$23.25		$22.82
Total return	(1.37	%)(A)	17.80%		15.86%	(8.08%)	3.47%		27.11%
Ratios and supplemental data:
Net assets at end of period (000's)	$2,723		$2,829		$3,080	$4,419	$9,097		$769
Ratio to average net assets:
Net expenses	1.13	%(B)	1.13%		1.13%	1.13%	1.18%		1.18%
Gross expenses	1.94	%(B)	1.95%		1.70%	1.44%	1.65%		3.45%
Net investment income	0.41	%(B)	0.32%		1.30%	1.76%	1.70%		2.23%
Portfolio turnover rate	19	%(A)	63	%(C)	155%	112%	100	%(D)(E)	98%

Touchstone Small Cap Value Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017		2016	2015	2014		2013
Net asset value at beginning of period	$26.14		$22.22		$20.19	$23.24	$22.81		$18.35
Income (loss) from investment operations:
Net investment income (loss)	0.17		(0.06)		0.30	0.45	0.40		0.48
Net realized and unrealized gains (losses) on investments	(0.51)		4.04		2.80	(2.13)	0.44		4.47
Total from investment operations	(0.34)		3.98		3.10	(1.68)	0.84		4.95
Distributions from:
Net investment income	(0.12)		(0.06)		(0.34)	(0.45)	(0.41)		(0.49)
Realized capital gains	—		—		(0.73)	(0.92)	—		—
Total distributions	(0.12)		(0.06)		(1.07)	(1.37)	(0.41)		(0.49)
Net asset value at end of period	$25.68		$26.14		$22.22	$20.19	$23.24		$22.81
Total return	(1.30	%)(A)	17.93%		16.05%	(7.93%)	3.59%		27.30%
Ratios and supplemental data:
Net assets at end of period (000's)	$17,335		$7,699		$23,740	$25,968	$29,831		$2,665
Ratio to average net assets:
Net expenses	0.98	%(B)	0.98%		0.98%	0.98%	1.03%		1.03%
Gross expenses	1.32	%(B)	1.52%		1.22%	1.19%	1.30%		1.83%
Net investment income	0.56	%(B)	0.47%		1.45%	1.91%	1.84%		2.38%
Portfolio turnover rate	19	%(A)	63	%(C)	155%	112%	100	%(D)(E)	98%

(A)	Not annualized.
(B)	Annualized.
(C)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.
(D)	Portfolio turnover excludes securities received from a subscription-in-kind.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Small Company Value Fund acquired on March 21, 2014. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

110

Financial Highlights (Continued)

Touchstone Total Return Bond Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$10.13		$10.38	$10.19	$10.23	$10.07	$10.50
Income (loss) from investment operations:
Net investment income	0.11		0.18	0.24	0.22	0.23	0.21
Net realized and unrealized gains (losses) on investments	(0.19)		(0.17)	0.22	0.01	0.22	(0.36)
Total from investment operations	(0.08)		0.01	0.46	0.23	0.45	(0.15)
Distributions from:
Net investment income	(0.13)		(0.26)	(0.27)	(0.27)	(0.29)	(0.27)
Realized capital gains	—		—	—	—	—	(0.01)
Total distributions	(0.13)		(0.26)	(0.27)	(0.27)	(0.29)	(0.28)
Net asset value at end of period	$9.92		$10.13	$10.38	$10.19	$10.23	$10.07
Total return(A)	(0.82	%)(B)	0.15%	4.57%	2.24%	4.53%	(1.48%)
Ratios and supplemental data:
Net assets at end of period (000's)	$6,147		$5,137	$8,639	$5,749	$5,144	$12,167
Ratio to average net assets:
Net expenses	0.85	%(C)	0.85%	0.87%	0.90%	0.90%	0.90%
Gross expenses	1.30	%(C)	1.22%	1.25%	1.26%	1.25%	1.10%
Net investment income	2.19	%(C)	1.98%	2.26%	2.10%	2.32%	2.07%
Portfolio turnover rate	7	%(B)	18%	12%	19%	5%	35%

Touchstone Total Return Bond Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$10.12		$10.36	$10.18	$10.21	$10.05	$10.49
Income (loss) from investment operations:
Net investment income	0.08		0.11	0.15	0.14	0.15	0.11
Net realized and unrealized gains (losses) on investments	(0.20)		(0.17)	0.22	0.02	0.22	(0.35)
Total from investment operations	(0.12)		(0.06)	0.37	0.16	0.37	(0.24)
Distributions from:
Net investment income	(0.09)		(0.18)	(0.19)	(0.19)	(0.21)	(0.19)
Realized capital gains	—		—	—	—	—	(0.01)
Total distributions	(0.09)		(0.18)	(0.19)	(0.19)	(0.21)	(0.20)
Net asset value at end of period	$9.91		$10.12	$10.36	$10.18	$10.21	$10.05
Total return(A)	(1.21	%)(B)	(0.51%)	3.70%	1.60%	3.75%	(2.33%)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,275		$1,876	$2,813	$2,368	$1,634	$2,455
Ratio to average net assets:
Net expenses	1.60	%(C)	1.60%	1.62%	1.65%	1.65%	1.65%
Gross expenses	2.64	%(C)	2.30%	2.19%	2.27%	2.47%	2.10%
Net investment income	1.44	%(C)	1.23%	1.51%	1.35%	1.57%	1.32%
Portfolio turnover rate	7	%(B)	18%	12%	19%	5%	35%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

111

Financial Highlights (Continued)

Touchstone Total Return Bond Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$10.15		$10.39	$10.20	$10.24	$10.08	$10.52
Income (loss) from investment operations:
Net investment income	0.12		0.24	0.26	0.25	0.26	0.23
Net realized and unrealized gains (losses) on investments	(0.20)		(0.19)	0.23	0.01	0.22	(0.36)
Total from investment operations	(0.08)		0.05	0.49	0.26	0.48	(0.13)
Distributions from:
Net investment income	(0.14)		(0.29)	(0.30)	(0.30)	(0.32)	(0.30)
Realized capital gains	—		—	—	—	—	(0.01)
Total distributions	(0.14)		(0.29)	(0.30)	(0.30)	(0.32)	(0.31)
Net asset value at end of period	$9.93		$10.15	$10.39	$10.20	$10.24	$10.08
Total return	(0.80	%)(A)	0.50%	4.82%	2.51%	4.84%	(1.32%)
Ratios and supplemental data:
Net assets at end of period (000's)	$49,340		$37,233	$49,484	$39,751	$19,397	$19,635
Ratio to average net assets:
Net expenses	0.60	%(B)	0.60%	0.62%	0.65%	0.61%	0.62%
Gross expenses	0.69	%(B)	0.73%	0.71%	0.70%	0.68%	0.71%
Net investment income	2.44	%(B)	2.23%	2.51%	2.35%	2.61%	2.34%
Portfolio turnover rate	7	%(A)	18%	12%	19%	5%	35%

Touchstone Total Return Bond Fund — Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$10.14		$10.39	$10.20	$10.24	$10.08	$10.51
Income (loss) from investment operations:
Net investment income	0.12		0.25	0.28	0.26	0.27	0.25
Net realized and unrealized gains (losses) on investments	(0.19)		(0.20)	0.22	0.01	0.22	(0.36)
Total from investment operations	(0.07)		0.05	0.50	0.27	0.49	(0.11)
Distributions from:
Net investment income	(0.14)		(0.30)	(0.31)	(0.31)	(0.33)	(0.31)
Realized capital gains	—		—	—	—	—	(0.01)
Total distributions	(0.14)		(0.30)	(0.31)	(0.31)	(0.33)	(0.32)
Net asset value at end of period	$9.93		$10.14	$10.39	$10.20	$10.24	$10.08
Total return	(0.65	%)(A)	0.51%	4.94%	2.65%	4.96%	(1.09%)
Ratios and supplemental data:
Net assets at end of period (000's)	$248,000		$222,013	$166,008	$134,877	$116,404	$133,051
Ratio to average net assets:
Net expenses	0.50	%(B)	0.50%	0.50%	0.50%	0.50%	0.50%
Gross expenses	0.59	%(B)	0.60%	0.60%	0.61%	0.60%	0.60%
Net investment income	2.54	%(B)	2.33%	2.63%	2.50%	2.72%	2.47%
Portfolio turnover rate	7	%(A)	18%	12%	19%	5%	35%

(A)	Not annualized.
(B)	Annualized.

See accompanying Notes to Financial Statements.

112

Financial Highlights (Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$9.29		$9.32	$9.32	$9.41	$9.45	$9.56
Income (loss) from investment operations:
Net investment income	0.06		0.13	0.10	0.06	0.06	0.09
Net realized and unrealized gains (losses) on investments	(0.01)		(0.02)	0.02	(0.03)	0.03	(0.04)
Total from investment operations	0.05		0.11	0.12	0.03	0.09	0.05
Distributions from:
Net investment income	(0.08)		(0.14)	(0.12)	(0.12)	(0.13)	(0.16)
Net asset value at end of period	$9.26		$9.29	$9.32	$9.32	$9.41	$9.45
Total return(A)	0.50	%(B)	1.29%	1.35%	0.31%	0.92%	0.48%
Ratios and supplemental data:
Net assets at end of period (000's)	$85,129		$14,080	$16,946	$10,675	$10,596	$32,088
Ratio to average net assets:
Net expenses	0.69	%(C)	0.69%	0.69%	0.69%	0.69%	0.69%
Gross expenses	0.79	%(C)	0.90%	0.97%	0.99%	0.93%	0.83%
Net investment income	1.75	%(C)	1.40%	1.09%	0.54%	0.79%	0.85%
Portfolio turnover rate	79	%(B)(D)	136%	169%	132%	142%	107	%(E)

Touchstone Ultra Short Duration Fixed Income Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period
Six Months
Ended
March 31,
2018	Year Ended September 30,
(Unaudited)	2017	2016	2015	2014	2013
Net asset value at beginning of period	$9.29	$9.32	$9.32	$9.41	$9.45	$9.56
Income (loss) from investment operations:
Net investment income	0.06	0.08	0.06	—	(F)	0.02	0.04
Net realized and unrealized gains (losses) on investments	(0.03)	(0.02)	0.02	(0.02)	0.02	(0.04)
Total from investment operations	0.03	0.06	0.08	(0.02)	0.04	—
Distributions from:
Net investment income	(0.06)	(0.09)	(0.08)	(0.07)	(0.08)	(0.11)
Net asset value at end of period	$9.26	$9.29	$9.32	$9.32	$9.41	$9.45
Total return(A)	0.25	%(B)	0.77%	0.84%	(0.19%)	0.42%	(0.02%)
Ratios and supplemental data:
Net assets at end of period (000's)	$5,454	$5,704	$7,961	$8,291	$11,272	$13,568
Ratio to average net assets:
Net expenses	1.19	%(C)	1.19%	1.19%	1.19%	1.19%	1.19%
Gross expenses	1.65	%(C)	1.56%	1.54%	1.48%	1.44%	1.39%
Net investment income	1.25	%(C)	0.90%	0.59%	0.04%	0.29%	0.35%
Portfolio turnover rate	79	%(B)(D)	136%	169%	132%	142%	107	%(E)

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Low Duration Bond Fund acquired on October 27, 2017 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Short Duration Fixed Income Fund acquired on May 17, 2013. If these transactions were included, portfolio turnover would have been higher.
(F)	Less than $0.005 per share.

See accompanying Notes to Financial Statements.

113

Financial Highlights (Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Class S
Selected Data for a Share Outstanding Throughout the Period
	Period
	Ended
	March 31,
	2018(A)
	(Unaudited)
Net asset value at beginning of period	$9.29
Income (loss) from investment operations:
Net investment income	0.06
Net realized and unrealized gains (losses) on investments	(0.04)
Total from investment operations	0.02
Distributions from:
Net investment income	(0.06)
Net asset value at end of period	$9.25
Total return	0.26	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$158,079
Ratio to average net assets:
Net expenses	0.92	%(C)
Gross expenses	0.95	%(C)
Net investment income	1.52	%(C)
Portfolio turnover rate	79	%(B)(D)

Touchstone Ultra Short Duration Fixed Income Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$9.29		$9.32	$9.32	$9.41	$9.45	$9.56
Income (loss) from investment operations:
Net investment income	0.09		0.15	0.13	0.07	0.10	0.12
Net realized and unrealized gains (losses) on investments	(0.03)		(0.02)	0.02	(0.02)	0.01	(0.05)
Total from investment operations	0.06		0.13	0.15	0.05	0.11	0.07
Distributions from:
Net investment income	(0.10)		(0.16)	(0.15)	(0.14)	(0.15)	(0.18)
Net asset value at end of period	$9.25		$9.29	$9.32	$9.32	$9.41	$9.45
Total return	0.51	%(B)	1.55%	1.60%	0.56%	1.17%	0.74%
Ratios and supplemental data:
Net assets at end of period (000's)	$270,349		$260,830	$206,313	$200,456	$244,885	$249,250
Ratio to average net assets:
Net expenses	0.44	%(C)	0.44%	0.44%	0.44%	0.44%	0.44%
Gross expenses	0.49	%(C)	0.51%	0.53%	0.52%	0.49%	0.51%
Net investment income	2.00	%(C)	1.65%	1.34%	0.79%	1.04%	1.10%
Portfolio turnover rate	79	%(B)(D)	136%	169%	132%	142%	107	%(E)

(A)	Represents the period from commencement of operations (October 27, 2017) through March 31, 2018.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Low Duration Bond Fund acquired on October 27, 2017 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Short Duration Fixed Income Fund acquired on May 17, 2013. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

114

Financial Highlights (Continued)

Touchstone Ultra Short Duration Fixed Income Fund—Class Z
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$9.29		$9.32	$9.32	$9.41	$9.45	$9.56
Income (loss) from investment operations:
Net investment income	0.08		0.13	0.10	0.05	0.08	0.09
Net realized and unrealized gains (losses) on investment	(0.03)		(0.02)	0.02	(0.02)	0.01	(0.04)
Total from investment operations	0.05		0.11	0.12	0.03	0.09	0.05
Distributions from:
Net investment income	(0.08)		(0.14)	(0.12)	(0.12)	(0.13)	(0.16)
Net asset value at end of period	$9.26		$9.29	$9.32	$9.32	$9.41	$9.45
Total return	0.50	%(A)	1.29%	1.35%	0.31%	0.91%	0.52%
Ratios and supplemental data:
Net assets at end of period (000's)	$182,824		$211,797	$245,252	$304,553	$401,851	$381,554
Ratio to average net assets:
Net expenses	0.69	%(B)	0.69%	0.69%	0.69%	0.69%	0.65%
Gross expenses	0.78	%(B)	0.78%	0.79%	0.76%	0.76%	0.73%
Net investment income	1.75	%(B)	1.40%	1.09%	0.54%	0.79%	0.89%
Portfolio turnover rate	79	%(A)(C)	136%	169%	132%	142%	107	%(D)

Touchstone Ultra Short Duration Fixed Income Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	March 31,
	2018		Year Ended September 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value at beginning of period	$9.29		$9.32	$9.32	$9.41	$9.45	$9.56
Income (loss) from investment operations:
Net investment income	0.09		0.16	0.13	0.08	0.10	0.14
Net realized and unrealized gains (losses) on investments	(0.03)		(0.02)	0.02	(0.02)	0.01	(0.07)
Total from investment operations	0.06		0.14	0.15	0.06	0.11	0.07
Distributions from:
Net investment income	(0.10)		(0.17)	(0.15)	(0.15)	(0.15)	(0.18)
Net asset value at end of period	$9.25		$9.29	$9.32	$9.32	$9.41	$9.45
Total return	0.65	%(A)	1.60%	1.54%	0.61%	1.22%	0.78%
Ratios and supplemental data:
Net assets at end of period (000's)	$240,161		$257,777	$142,913	$49,389	$50,853	$59,662
Ratio to average net assets:
Net expenses	0.39	%(B)	0.39%	0.39%	0.39%	0.39%	0.39%
Gross expenses	0.45	%(B)	0.45%	0.46%	0.48%	0.48%	0.52%
Net investment income	2.05	%(B)	1.70%	1.39%	0.84%	1.09%	1.15%
Portfolio turnover rate	79	%(A)(C)	136%	169%	132%	142%	107	%(D)

(A)	Not annualized.
(B)	Annualized.
(C)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Low Duration Bond Fund acquired on October 27, 2017 (See Note 9 in the Notes to Financial Statements). If these transactions were included, portfolio turnover would have been higher.
(D)	Portfolio turnover excludes the purchases and sales of securities of the Touchstone Short Duration Fixed Income Fund acquired on May 17, 2013. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

115

Notes to Financial Statements

March 31, 2018 (Unaudited)

1. Organization

The Touchstone Funds Group Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated October 25, 1993. The Trust consists of the following thirteen funds (individually, a “Fund,” and collectively, the “Funds”):

Touchstone Active Bond Fund (“Active Bond Fund”)

Touchstone Arbitrage Fund (“Arbitrage Fund”)

Touchstone Emerging Markets Small Cap Fund (“Emerging Markets Small Cap Fund”)

Touchstone High Yield Fund (“High Yield Fund”)

Touchstone Merger Arbitrage Fund (“Merger Arbitrage Fund”)

Touchstone Mid Cap Fund (“Mid Cap Fund”)

Touchstone Mid Cap Value Fund (“Mid Cap Value Fund”)

Touchstone Premium Yield Equity Fund (“Premium Yield Equity Fund”)

Touchstone Sands Capital Select Growth Fund (“Sands Capital Select Growth Fund”)

Touchstone Small Cap Fund (“Small Cap Fund”)

Touchstone Small Cap Value Fund (“Small Cap Value Fund”)

Touchstone Total Return Bond Fund (“Total Return Bond Fund”)

Touchstone Ultra Short Duration Fixed Income Fund (“Ultra Short Duration Fixed Income Fund”)

Each Fund is diversified, with the exception of the Arbitrage Fund, the Merger Arbitrage Fund, the Sands Capital Select Growth Fund and the Small Cap Fund, which are non-diversified.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:

Institutional
	Class A	Class C	Class S	Class Y	Class Z	Class
Active Bond Fund	X	X		X		X
Arbitrage Fund	X	X		X		X
Emerging Markets Small Cap Fund	X	X		X		X
High Yield Fund	X	X		X		X
Merger Arbitrage Fund	X	X		X		X
Mid Cap Fund	X	X		X	X	X
Mid Cap Value Fund	X	X		X		X
Premium Yield Equity Fund	X	X		X
Sands Capital Select Growth Fund	X	X		X	X
Small Cap Fund	X	X		X		X
Small Cap Value Fund	X	X		X		X
Total Return Bond Fund	X	X		X		X
Ultra Short Duration Fixed Income Fund	X	X	X	X	X	X

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded

116

Notes to Financial Statements (Unaudited) (Continued)

at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods.

These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of March 31, 2018, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Arbitrage Fund and Merger Arbitrage Fund held Level 3 categorized securities during the six months ended March 31, 2018. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. At March 31, 2018, there were no transfers between Levels 1, 2 and 3 for the Funds, except as shown in the Portfolio of Investments for the Merger Arbitrage Fund and the Emerging Markets Small Cap Fund.

During the six months ended March 31, 2018, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the times of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. The Active Bond Fund’s and Ultra Short Duration Fixed Income Fund’s investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds’ valuation policies and

117

Notes to Financial Statements (Unaudited) (Continued)

procedures approved by the Funds’ Board of Trustees (the “Board”), and are generally categorized in Level 2. The Ultra Short Duration Fixed Income Fund’s investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.
•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.
•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board and are generally categorized in Level 3.

Bank Loans — The Active Bond Fund and Ultra Short Duration Fixed Income Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments.

118

Notes to Financial Statements (Unaudited) (Continued)

The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents fair value of the unfunded portion of the Fund’s bank loans. As of March 31, 2018, the Funds did not hold any unfunded loan commitments.

Collateralized Loan Obligations — The Ultra Short Duration Fixed Income Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short — The Funds may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of March 31, 2018, the Arbitrage Fund and Merger Arbitrage Fund had securities sold short with a fair value of $(24,473,518) and $(14,344,506), respectively, and pledged securities with a fair value of $36,352,073 and $47,901,941, respectively, as collateral. Arbitrage Fund pledged cash collateral of $5,166,076 for both securities sold short and written options and Merger Arbitrage Fund had a related due to prime broker balance of $12,828,367.

119

Notes to Financial Statements (Unaudited) (Continued)

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchaser of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of March 31, 2018, the Arbitrage Fund and Merger Arbitrage Fund had written options with a fair value of ($189,222) and ($158,166), respectively, and pledged securities with a fair value of $36,352,073 and $47,901,941, respectively, as collateral. Arbitrage Fund pledged cash collateral of $5,166,076 for both securities sold short and written options and Merger Arbitrage Fund had a related due to prime broker balance of $12,828,367. The Arbitrage Fund and Merger Arbitrage Fund held purchased options with a fair value of $227,118 and $183,304, respectively, as of March 31, 2018.

Warrants — The Funds can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the company the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.

Futures Contracts — The Active Bond Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current fair value of the futures position will be determined on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts

120

Notes to Financial Statements (Unaudited) (Continued)

disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

As of March 31, 2018, the Active Bond Fund did not hold any futures contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended March 31, 2018, the Arbitrage Fund and the Merger Arbitrage Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Master Limited Partnership — The Funds may invest in Master Limited Partnership (“MLP”) common units that represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. Distributions received from MLPs generally are comprised of income and return of capital. Investment

121

Notes to Financial Statements (Unaudited) (Continued)

income and return of capital are recorded based on estimates made at the time distributions are received. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

Pay-In-Kind (“PIK”) Bonds — PIK bonds are securities that, at the issuer’s option, pay interest in either cash or additional securities for a specified period. PIK bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIK bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Derivative instruments and hedging activities — The Active Bond Fund, the Arbitrage Fund and the Merger Arbitrage Fund may enter into an International Swaps and Derivatives Associations, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

122

Notes to Financial Statements (Unaudited) (Continued)

As of March 31, 2018, the Arbitrage Fund’s and Merger Arbitrage Fund’s assets and liabilities that were subject to a MNA on a gross basis were as follows:

	Assets	Liabilities
Arbitrage Fund
Written Options	$—	$189,222
Total	—	(189,222)
Merger Arbitrage Fund
Written Options	—	(158,166)
Forward Foreign Currency Contracts	25,628	—
Total	$25,628	$(158,166)

The following table presents the Merger Arbitrage Fund’s assets net of amounts available for offset under a MNA and net of the related collateral pledged to the Fund as of March 31, 2018:

Gross
Amount
Available
for Offset in
			Gross	Statement	Non-
			Amount of	of Assets	Cash	Cash
		Derivative	Recognized	and	Collateral	Collateral	Net
Fund	Counterparty	Type	Assets	Liabilities	Received	Received	Amount(A)
Merger Arbitrage Fund	Brown Brothers Harriman	Forward Foreign Currency Contracts	$25,628	$—	$—	$—	$25,628

(A)	Net amount represents the net amount receivable from the counterparty in the event of default.

The following table presents the Arbitrage Fund’s and Merger Arbitrage Fund’s liabilities net of amounts available for offset under MNA and net of the related collateral pledged by the Funds as of March 31, 2018:

				Gross
				Amount
				Available
				for Offset in
			Gross	Statement	Non-
			Amount of	of Assets	Cash	Cash
		Derivative	Recognized	and	Collateral	Collateral	Net
Fund	Counterparty	Type	Liabilities	Liabilities	Pledged	Pledged	Amount(A)
Arbitrage Fund	Pershing LLC	Written Options	$189,222	$—	$(149,586)	$(39,636)	$—
Merger Arbitrage Fund	Pershing LLC	Written Options	158,166	—	(158,166)	—	—

(A)	Net amount represents the net amount payable due to the counterparty in the event of default.

123

Notes to Financial Statements (Unaudited) (Continued)

The following table sets forth the fair value of the Arbitrage Fund’s and Merger Arbitrage Fund’s derivative financial instruments by primary risk exposure as of March 31, 2018:

	Fair Value of Derivative Investments
	as of March 31, 2018
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Arbitrage Fund	Purchased Options-Equity Contracts*	$227,118	$—
	Written Options-Equity Contracts**	—	(189,222)
	Forward Foreign Currency Contracts***	49,954	—
Merger Arbitrage Fund	Purchased Options- Equity contracts*	183,304	—
	Written Options-Equity Contracts**	—	(158,166)
	Forward Foreign Currency Contracts***	25,628	—

*	Statements of Assets and Liabilities Location: Investments, at market value.

**	Statements of Assets and Liabilities Location: Written options, at market value.

***	Statements of Assets and Liabilities Location: Unrealized appreciation on forward foreign currency contracts.

The following table sets forth the effect of the Active Bond Fund’s, Arbitrage Fund’s and Merger Arbitrage Fund’s derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended March 31, 2018:

The Effect of Derivative Investments on the Statement of Operations
for the Six Months Ended March 31, 2018
			Change in
			Unrealized
		Realized Gain	Appreciation
	Derivatives not accounted for as hedging	(Loss)	(Depreciation)
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Active Bond Fund	Futures-Interest Rate Contracts*	$(131,990)	$—
Arbitrage Fund	Purchased Options-Equity Contracts**	164,811	79,908
	Written Options-Equity Contracts***	474,638	1,698
	Forward Foreign Currency Contracts****	(122,431)	31,433
Merger Arbitrage Fund	Purchased Options-Equity Contracts**	99,618	55,038
	Written Options-Equity Contracts***	436,645	1,381
	Forward Foreign Currency Contracts****	(71,814)	14,763

* Statements of Operations Location: Net realized losses on futures contracts.

** Statements of Operations Location: Net realized gains (losses) on investments and net change in unrealized appreciation (depreciation) on investments, respectively.

*** Statements of Operations Location: Net realized gains on written options and net change in unrealized appreciation (depreciation) on written options, respectively.

**** Statements of Operations Location: Net realized losses on forward foreign currency contracts and net change in unrealized appreciation (depreciation) on forward foreign currency contracts, respectively.

124

Notes to Financial Statements (Unaudited) (Continued)

For the six months ended March 31, 2018, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Active		Merger
	Bond	Arbitrage	Arbitrage
	Fund	Fund	Fund
Equity contracts:
Purchased Options - Cost	$—	$112,530	$96,402
Written Options - Premiums received	$—	$117,925	$96,739
Forward foreign currency contracts:
U.S. dollar amount received	$—	$5,142,576	$2,807,694
Interest rate contracts:
Futures Contracts - Notional value	$15,896,057	$—	$—

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of March 31, 2018, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received**	Amount***
Arbitrage Fund	Common Stocks	$2,297,842	$2,409,030	$111,188
Emerging Markets Small Cap Fund	Common Stocks	192,811	198,631	5,820
High Yield Fund	Corporate Bonds	2,866,741	2,972,535	105,794
Mid Cap Value Fund	Common Stocks	21,066,580	20,761,501	(305,079)
Premium Yield Equity Fund	Common Stocks	4,587,097	4,684,185	97,088
Small Cap Fund	Common Stocks	6,360,406	6,324,413	(35,993)
Small Cap Value Fund	Common Stocks	6,350,204	6,342,805	(7,399)
Total Return Bond Fund	Corporate Bonds	1,236,000	1,272,000	36,000

*	The remaining contractual maturity is overnight for all securities.

**	Gross amount of recognized liabilities for securities lending is included in the Statements of Assets and Liabilities.

***	Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

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Notes to Financial Statements (Unaudited) (Continued)

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds (except the Active Bond Fund, High Yield Fund, Total Return Bond Fund and Ultra Short Duration Fixed Income Fund) is equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). The maximum offering price per share of Class A shares of the Active Bond Fund, High Yield Fund and Total Return Bond Fund is equal to the NAV per share plus a sales load equal to 4.99% of the NAV (or 4.75% of the offering price). The maximum offering price per share of Class A shares of the Ultra Short Duration Fixed Income Fund is equal to the NAV per share plus sales load equal to 2.04% of the NAV (or 2.00% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares. The maximum offering price per share of Classes C, S, Y, Z, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed, if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discount and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Arbitrage Fund, Emerging Markets Small Cap Fund, Merger Arbitrage Fund, Mid Cap Fund, and Small Cap Fund distribute their income, if any, annually, as a dividend to shareholders. The Mid Cap Value Fund, Sands Capital Select Growth Fund, and Small Cap Value Fund declare and distribute their income, if any, quarterly, as a dividend to shareholders.The Active Bond Fund, High Yield Fund, Premium

126

Notes to Financial Statements (Unaudited) (Continued)

Yield Equity Fund and Total Return Bond Fund declare and distribute their income, if any, monthly, as a dividend to shareholders. The Ultra Short Duration Fixed Income Fund declares its income, if any, daily, and distributes such income monthly, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in Underlying Funds is affected by the timing of dividend declarations by the Underlying Funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable,Touchstone Institutional Funds Trust,Touchstone Strategic Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2018:

	Active		Emerging
	Bond	Arbitrage	Markets Small	High Yield
	Fund*	Fund	Cap Fund	Fund
Purchases of investment securities	$124,826,878	$341,591,837	$7,493,231	$55,311,338
Proceeds from sales and maturities	$97,256,370	$301,565,627	$9,386,731	$71,622,602

	Merger		Mid Cap
	Arbitrage	Mid Cap	Value	Premium Yield
	Fund	Fund	Fund	Equity Fund
Purchases of investment securities	$223,461,855	$272,191,886	$192,728,804	$48,670,255
Proceeds from sales and maturities	$225,904,753	$285,772,682	$132,278,086	$59,659,788

	Sands Capital		Small Cap	Total Return
	Select Growth	Small Cap	Value	Bond
	Fund	Fund**	Fund	Fund
Purchases of investment securities	$263,054,171	$17,999,950	$23,547,988	$53,670,668
Proceeds from sales and maturities	$567,427,676	$82,010,451	$17,539,529	$14,424,521

Ultra Short
Duration Fixed
Income Fund*
Purchases of investment securities	$555,212,623
Proceeds from sales and maturities	$484,221,575

127

Notes to Financial Statements (Unaudited) (Continued)

*The cost of purchases and proceeds from sales and maturities in the Active Bond Fund and Ultra Short Duration Fixed Income Fund excludes the purchases and sales of the Sentinel Government Securities Fund and Sentinel Total Return Bond Fund for the Active Bond Fund and Sentinel Low Duration Bond Fund for the Ultra Short Duration Fixed Income Fund (see Note 9). If these transactions were included, purchases and sales would have been higher.

**Small Cap Fund had a redemption-in-kind on March 13, 2018, which resulted in a redemption out of the Fund of $2,085,657 and is excluded from the proceeds from sales and maturities. The redemption was comprised of securities and cash in the amount of $2,022,916 and $62,741, respectively.

For the six months ended March 31, 2018, purchases and proceeds from sales and maturities in U.S. Government Securities were $741,959,865 and $774,101,133, respectively, for the Active Bond Fund, $9,977,223 and $3,978,344, respectively, for the Total Return Bond Fund and $98,816,222 and $133,065,981, respectively, for the Ultra Short Duration Fixed Income Fund. There were no purchases or proceeds from sales and maturities of U.S. Government Securities by the remaining Funds for the six months ended March 31, 2018.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon, the Sub-Administrator to the Funds and BNY Mellon Investment Servicing (U.S.) Inc., the Transfer Agent to the Funds (collectively referenced to herein as “BNY Mellon”). Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $93,767 for the six months ended March 31, 2018.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Active Bond Fund	0.40% on the first $300 million
0.35% on such assets in excess of $300 million
Arbitrage Fund	1.05% on the first $500 million
1.00% on the next $500 million
0.95% on such assets over $1 billion
Emerging Markets Small Cap Fund	1.05% on the first $200 million
1.00% on the next $200 million
0.90% on such assets over $400 million
High Yield Fund	0.60% on the first $50 million
0.50% on the next $250 million
0.45% on such assets in excess of $300 million
Merger Arbitrage Fund	1.05%
Mid Cap Fund	0.80% on the first $500 million
0.75% on the next $500 million
0.70% on such assets over $1 billion

128

Notes to Financial Statements (Unaudited) (Continued)

Mid Cap Value Fund	0.85% on the first $100 million
0.80% on the next $300 million
0.75% on such assets over $400 million
Premium Yield Equity Fund	0.70% on the first $100 million
0.65% on such assets over $100 million
Sands Capital Select Growth Fund	0.85% on the first $1 billion
0.80% on the next $500 million
0.75% on the next $500 million
0.70% on such assets over $2 billion
Small Cap Fund	0.85%
Small Cap Value Fund	0.90%
Total Return Bond Fund	0.35%
Ultra Short Duration Fixed Income Fund	0.25%

In addition to the base advisory fee shown above for the Sands Capital Select Growth Fund, a performance fee adjustment will be added to or subtracted from the base advisory fee depending on the performance of the Fund in relation to the investment performance of the Fund’s benchmark index, for the preceding twelve month period, as follows:

			Annual	Highest / Lowest
	Benchmark	Benchmark	Adjustment	Possible Advisory
	Index	Threshold	Rate	Fee
Sands Capital Select Growth Fund	Russell 1000® Growth Index	+/-2.50%	+/-0.15%	1.00% / 0.55%

For the six months ended March 31, 2018, the Advisor’s base fee was increased by $1,234,405 as a result of the performance fee adjustment.

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Copper Rock Capital Partners LLC	The London Company
Emerging Markets Small Cap Fund	Mid Cap Fund
Small Cap Fund
EARNEST Partners LLC
Total Return Bond Fund	Longfellow Investment Management Co.
Arbitrage Fund
Fort Washington Investment Advisors, Inc.*	Merger Arbitrage Fund
Active Bond Fund
High Yield Fund	Miller/Howard Investments, Inc.
Ultra Short Duration Fixed Income Fund	Premium Yield Equity Fund

LMCG Investments, LLC
Mid Cap Value Fund	Sands Capital Management, LLC
Small Cap Value Fund	Sands Capital Select Growth Fund

*Affiliate	of the Advisor and wholly-owned indirect subsidiary of Western & Southern.

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and

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Notes to Financial Statements (Unaudited) (Continued)

other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory fees and administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

						Institutional
	Class A	Class C	Class S	Class Y	Class Z	Class
Active Bond Fund	0.90%	1.65%	—	0.65%	—	0.57%
Arbitrage Fund	1.68%	2.43%	—	1.43%	—	1.28%
Emerging Markets Small Cap Fund	1.69%	2.44%	—	1.44%	—	1.29%
High Yield Fund	1.05%	1.80%	—	0.80%	—	0.72%
Merger Arbitrage Fund	1.68%	2.43%	—	1.43%	—	1.28%
Mid Cap Fund	1.24%	1.99%	—	0.99%	1.24%	0.92%
Mid Cap Value Fund	1.27%	2.02%	—	1.02%	—	0.89%
Premium Yield Equity Fund	1.20%	1.95%	—	0.95%	—	—
Sands Capital Select Growth Fund*	0.25%	0.25%	—	0.25%	0.25%	—
Small Cap Fund	1.38%	2.13%	—	1.13%	—	1.05%
Small Cap Value Fund	1.38%	2.13%	—	1.13%	—	0.98%
Total Return Bond Fund	0.85%	1.60%	—	0.60%	—	0.50%
Ultra Short Duration Fixed Income Fund	0.69%	1.19%	0.94%	0.44%	0.69%	0.39%

*The Expense Limitation Agreement for Sands Capital Select Growth Fund limits other operating expenses to 0.25% for all classes of the Fund. Other operating expenses include all operating expenses of the Fund except for investment advisory fees, administration fees, performance fees, distribution fees (12b-1), shareholder service fees and any expenses excluded in the Expense Limitation Agreement.

These expense limitations will remain in effect for all Funds through at least January 29, 2019, except for Active Bond Fund and Ultra Short Duration Fixed Income Fund, which will remain in effect through at least October 26, 2019. The Expense Limitation Agreement can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.

During the six months ended March 31, 2018, the Advisor or its affiliates waived investment advisory fees, administration fees and other operating expenses, including distribution fees of the Funds, as follows:

			Other
			Operating
	Investment		Expenses
	Advisory	Administration	Reimbursed/
	Fees Waived	Fees Waived	Waived	Total
Active Bond Fund	$—	$68,171	$184,519	$252,690
Arbitrage Fund	—	—	19,407	19,407
Emerging Markets Small Cap Fund	70,069	9,676	44,834	124,579
High Yield Fund	—	19,906	84,172	104,078
Merger Arbitrage Fund	—	—	31,820	31,820
Mid Cap Fund	—	81,538	198,697	280,235
Mid Cap Value Fund	—	206,102	121,275	327,377
Premium Yield Equity Fund	—	—	47,621	47,621
Sands Capital Select Growth Fund	—	—	259,820	259,820
Small Cap Fund	—	—	84,300	84,300
Small Cap Value Fund	32,710	66,784	93,561	193,055
Total Return Bond Fund	—	46,579	102,278	148,857
Ultra Short Duration Fixed Income Fund	—	146,541	162,193	308,734

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement and the Fund’s current expense limitation.

130

Notes to Financial Statements (Unaudited) (Continued)

As of March 31, 2018, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration	Expiration
	September 30,	September 30,	September 30,	September 30,
Fund	2018	2019	2020	2021	Total
Active Bond Fund	$115,961	$236,361	$224,157	$155,567	$732,046
Arbitrage Fund	1,297	8,272	15,946	5,814	31,329
Emerging Markets Small Cap Fund	64,048	353,948	264,662	116,202	798,860
High Yield Fund	75,708	149,452	122,090	74,153	421,403
Merger Arbitrage Fund	—	—	19,965	17,019	36,984
Mid Cap Fund	464,857	545,460	576,954	239,157	1,826,428
Mid Cap Value Fund	202,731	430,326	566,787	304,159	1,504,003
Premium Yield Equity Fund	27,132	71,385	46,012	14,136	158,665
Sands Capital Select Growth Fund	338,158	831,974	528,582	259,820	1,958,534
Small Cap Fund	—	38,604	38,987	58,810	136,401
Small Cap Value Fund	70,957	159,192	462,615	117,020	809,784
Total Return Bond Fund	96,281	206,835	243,198	134,151	680,465
Ultra Short Duration Fixed Income Fund	222,390	500,874	457,716	269,350	1,450,330

For the six months ended March 31, 2018, the Advisor is eligible to recoup previously waived fees or reimbursed expenses from the Mid Cap Value Fund of $37,454.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

131

Notes to Financial Statements (Unaudited) (Continued)

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares, excluding the Active Bond Fund and High Yield Fund, pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. The Active Bond Fund and High Yield Fund pay an annual fee of up to 0.35% of average daily net assets that are attributable to Class A shares. The Active Bond Fund and High Yield Fund currently limit the 12b-1 fees for Class A shares to 0.25% of average daily net assets attributable to such shares. Under the Class C plan, each Fund offering Class C shares (except the Ultra Short Duration Fixed Income Fund) pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee). The Ultra Short Duration Fixed Income Fund has limited the amount of the 12b-1 fees for Class C shares to 0.75% of average daily net assets through January 29, 2019. Under the Class S plan, the Ultra Short Duration Fixed Income Fund pays an annual shareholder servicing fee of up to 0.50% of average daily net assets that are attributable to Class S shares. Under the Class Z plan, each Fund offering Class Z shares pays an annual shareholder servicing fee of up to 0.25% of average daily net assets that are attributed to Class Z shares.

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended March 31, 2018:

Fund	Amount
Active Bond Fund	$11,270
Emerging Markets Small Cap Fund	469
High Yield Fund	1,895
Merger Arbitrage Fund	3,050
Mid Cap Fund	4,882
Mid Cap Value Fund	4,358
Premium Yield Equity Fund	3,852
Sands Capital Select Growth Fund	7,363
Small Cap Fund	645
Small Cap Value Fund	361
Total Return Bond Fund	4,773
Ultra Short Duration Fixed Income Fund	1,217

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Notes to Financial Statements (Unaudited) (Continued)

In addition, the Underwriter collected CDSC on the redemption of Class C shares of the Funds listed below during the six months ended March 31, 2018:

Fund	Amount
Active Bond Fund	$546
Arbitrage Fund	650
High Yield Fund	160
Mid Cap Fund	364
Sands Capital Select Growth Fund	68
Ultra Short Duration Fixed Income Fund	34

INTERFUND TRANSACTIONS

The Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers. During the six months ended March 31, 2018, the Funds did not engage in any Rule 17a-7 transactions as defined under the 1940 Act.

5. Liquidity

ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares when the Fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

During the six months ended March 31, 2018, the Small Cap Fund utilized ReFlow. ReFlow subscribed 135,945 shares of the Small Cap Fund during the period and had a redemption-in-kind of $2,022,916. The resulting fee is recorded in other expenses on the Statements of Operations.

Interfund lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.

During the six months ended March 31, 2018, the following Fund participated as a lender in the interfund lending program. The average amount loaned, average interest rate and interest income were as follows:

	Average Amount	Average Interest	Interest
Fund	Loaned	Rate	Income*
Sands Capital Select Growth Fund	$4,551,563	1.36%	$1,415

*Included	in interest in the Statements of Operations.

During the six months ended March 31, 2018, the following Funds participated as borrowers in the interfund lending program. The average amount borrowed, average interest rate and interest expense were as follows:

133

Notes to Financial Statements (Unaudited) (Continued)

	Average Amount	Average Interest	Interest
Fund	Borrowed	Rate	Expense*
Arbitrage Fund	$1,702,561	1.31%	$329
Mid Cap Fund	14,799,494	1.32	1,089
Premium Yield Equity Fund	3,475,659	1.37	264

*Included in other expenses in the Statements of Operations.

6. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended September 30, 2017 and 2016 are as follows:

	Active Bond Fund		Arbitrage Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,
	2017	2016	2017	2016
From ordinary income	$2,885,074	$3,155,993	$4,688,177	$1,713,725
From long-term capital gains	—	—	—	342,591
Total distributions	$2,885,074	$3,155,993	$4,688,177	$2,056,316

	Emerging Markets
	Small Cap Fund		High Yield Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,
	2017	2016	2017	2016
From ordinary income	$—	$2,618,763	$11,116,195	$10,884,011
From long-term capital gains	—	—	—	—
Total distributions	$—	$2,618,763	$11,116,195	$10,884,011

	Merger Arbitrage			Mid Cap	Mid Cap
	Fund			Fund	Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2017	2016	2017	2016	2017	2016
From ordinary income	$5,245,522	$—	$3,693,873	$365,264	$7,502,271	$7,115,657
From long-term capital gains	—	—	—	—	13,872,720	16,030,101
Total distributions	$5,245,522	$—	$3,693,873	$365,264	$21,374,991	$23,145,758

	Premium Yield		Sands Capital		Small Cap
	Equity Fund		Select Growth Fund		Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2017	2016	2017	2016	2017	2016
From ordinary income	$3,698,205	$3,858,988	$5,136,516	$—	$1,853,070	$13,028,179
From long-term capital gains	—	10,256,568	361,190,380	425,346,962	—	65,017,255
Total distributions	$3,698,205	$14,115,556	$366,326,896	$425,346,962	$1,853,070	$78,045,434

134

Notes to Financial Statements (Unaudited) (Continued)

	Small Cap		Total Return		Ultra Short Duration
	Value Fund		Bond Fund		Fixed Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2017	2016	2017	2016	2017	2016
From ordinary income	$137,427	$911,469	$6,815,476	$6,010,128	$10,787,697	$8,481,610
From long-term capital gains	—	1,833,117	—	—	—	—
Total distributions	$137,427	$2,744,586	$6,815,476	$6,010,128	$10,787,697	$8,481,610

The following information is computed on a tax basis for each item as of September 30, 2017:

			Emerging
	Active Bond	Arbitrage	Markets Small Cap	High Yield
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$125,097,436	$267,337,466	$12,673,435	$212,418,657
Gross unrealized appreciation on investments	2,613,406	4,902,945	1,789,389	6,810,048
Gross unrealized depreciation on investments	(665,764)	(6,366,470)	(567,297)	(1,795,031)
Net unrealized appreciation (depreciation) on investments	1,947,642	(1,463,525)	1,222,092	5,015,017
Gross unrealized appreciation on short sales, derivatives and foreign currency contracts	—	1,206,066	35	—
Gross unrealized depreciation on short sales, derivatives and foreign currency contracts	—	(3,656,931)	(43,205)	—
Net unrealized appreciation (depreciation) on short sales, derivatives and foreign currency contracts	—	(2,450,865)	(43,170)	—
Capital loss carryforwards	—	—	(97,642,883)
Undistributed ordinary income	100,608	7,225,614	91,956	(15,975,775)
Undistributed capital gains	—	366,454	—	515,272
Other temporary differences	(38,253)	(162,199)	(3,256)	—
Accumulated earnings (deficit)	$2,009,997	$3,515,479	$(96,375,261)	$(10,445,486)

	Merger	Mid Cap	Mid Cap Value
	Arbitrage Fund	Fund	Fund
Tax cost of portfolio investments	$242,702,264	$617,199,395	$623,022,871
Gross unrealized appreciation on investments	4,400,792	165,273,442	115,400,847
Gross unrealized depreciation on investments	(5,472,316)	(4,590,751)	(27,249,035)
Net unrealized appreciation (depreciation) on investments	(1,071,524)	160,682,691	88,151,812
Gross unrealized appreciation on short sales, derivatives and foreign currency contracts	695,331	—	—
Gross unrealized depreciation on short sales, derivatives and foreign currency contracts	(3,611,526)	—	—
Net unrealized appreciation (depreciation) on short sales, derivatives and foreign currency contracts	(2,916,195)	—	—
Capital loss carryforwards	—	(70,800,792)	—
Undistributed ordinary income	8,785,796	477,776	9,078,278
Undistributed capital gains	797,071	—	31,199,807
Other temporary differences	(217,454)	—	—
Accumulated earnings (deficit)	$5,377,694	$90,359,675	$128,429,897

135

Notes to Financial Statements (Unaudited) (Continued)

	Premium	Sands Capital
	Yield Equity	Select Growth	Small Cap
	Fund	Fund	Fund
Tax cost of portfolio investments	$105,432,401	$1,349,407,005	$172,986,048
Gross unrealized appreciation	19,619,903	1,281,553,518	80,060,283
Gross unrealized depreciation	(2,212,785)	(60,538,873)	(5,122,086)
Net unrealized appreciation (depreciation) on investments	17,407,118	1,221,014,645	74,938,197
Qualified late-year losses	—	(12,169,854)	—
Undistributed ordinary income	282,429	—	929,602
Undistributed capital gains	2,153,188	476,472,680	28,796,916
Accumulated earnings (deficit)	$19,842,735	$1,685,317,471	$104,664,715

			Ultra Short
		Total	Duration
	Small Cap Value	Return Bond	Fixed Income
	Fund	Fund	Fund
Tax cost of portfolio investments	$91,303,658	$262,898,889	$751,637,966
Gross unrealized appreciation	9,919,882	3,779,282	1,177,208
Gross unrealized depreciation	(5,699,442)	(2,915,335)	(1,357,530)
Net unrealized appreciation (depreciation) on investments	4,220,440	863,947	(180,322)
Capital loss carryforwards	(1,969,934)	(3,776,985)	(24,658,808)
Undistributed ordinary income	18,138	74,296	505,538
Other temporary differences	—	—	(178,965)
Accumulated earnings (deficit)	$2,268,644	$(2,838,742)	$(24,512,557)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, regulated investment companies adjustments, amortization adjustments on bonds, REIT adjustments, preferred income outstanding, taxable interest on defaulted securities, and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP.

As of September 30, 2017, the Funds had the following capital loss carryforwards for federal income tax purposes:

			No	No
	Short Term Expiring In		Expiration	Expiration
	2018	2019	Short Term*	Long Term*	Total
Emerging Markets Small Cap Fund	$—	$—	$17,348,130	$80,294,753	$97,642,883
High Yield Fund	—	—	—	15,975,775	15,975,775
Mid Cap Fund	70,800,792	—	—	—	70,800,792
Small Cap Value Fund	1,969,934	—	—	—	1,969,934
Total Return Bond Fund	—	—	757,743	3,019,242	3,776,985
Ultra Short Duration Fixed Income Fund	3,336,624	933,830	7,744,661	12,643,693	24,658,808

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act first became effective for the Funds’ fiscal year ended September 30, 2012 and are applicable to all subsequent fiscal years. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

136

Notes to Financial Statements (Unaudited) (Continued)

As of March 31, 2018 the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Gross	Gross
		Unrealized	Unrealized	Unrealized	Unrealized	Net
	Federal	Appreciation	Depreciation	Appreciation	Depreciation	Unrealized
	Tax	on	on	on	on	Appreciation
Fund	Cost	Investments	Investments	Other*	Other*	(Depreciation)
Active Bond Fund	$397,778,911	$3,153,413	$(6,025,256)	$—	$—	$(2,871,843)
Arbitrage Fund	273,416,138	3,337,439	(10,407,416)	503,249	(906,591)	(7,473,319)
Emerging Markets Small Cap Fund	11,615,381	1,672,897	(476,014)	1,626	(72)	1,198,437
High Yield Fund	197,833,339	1,515,399	(5,119,217)	—	—	(3,603,818)
Merger Arbitrage Fund	219,311,192	2,979,027	(7,575,047)	311,650	(523,817)	(4,808,187)
Mid Cap Fund	689,624,731	145,459,998	(16,326,640)	—	—	129,133,358
Mid Cap Value Fund	697,021,090	114,972,340	(54,828,227)	—	—	60,144,113
Premium Yield Equity Fund	101,538,812	15,569,746	(1,357,657)	—	—	14,212,089
Sands Capital Select Growth Fund	1,096,584,451	1,425,015,635	(9,603,525)	—	—	1,415,412,110
Small Cap Fund	116,308,131	57,214,508	(3,120,181)	—	—	54,094,327
Small Cap Value Fund	102,492,179	9,685,201	(10,159,970)	—	—	(474,769)
Total Return Bond Fund	309,143,658	1,935,275	(6,603,107)	—	—	(4,667,832)
Ultra Short Duration Fixed Income Fund	945,660,501	1,006,955	(4,219,142)	—	—	(3,212,187)

* Other includes Short Sales, Derivatives and Foreign Currency Transactions.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2014 through 2017) and have concluded that no provision for income tax is required in their financial statements.

7. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

8. Principal Risks

Risks Associated with Foreign Investments — Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

137

Notes to Financial Statements (Unaudited) (Continued)

Risks Associated with Concentration — Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ NAVs and magnified effect on the total return.

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Risks Associated with Interest Rate Changes — As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Risks Associated with Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.

Please see the Funds’ prospectus for a complete discussion of these and other risks.

9. Fund Mergers

Active Bond Fund:

The shareholders of the Sentinel Government Securities Fund and the Sentinel Total Return Bond Fund, both a series of the Sentinel Group Funds, Inc., approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Sentinel Government Securities Fund and the Sentinel Total Return Bond Fund to the Touchstone Active Bond Fund. The tax-free mergers took place on October 27, 2017.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganizations.

						After
	Before Reorganizations					Reorganizations
	Sentinel		Sentinel		Touchstone	Touchstone
	Government		Total Return		Active	Active
	Securities		Bond		Bond	Bond
	Fund		Fund		Fund	Fund
Class A*
Shares	11,174,957	(A)	3,834,554	(D)	2,051,008	17,060,519
Net Assets	$116,518,985		$39,982,285		$21,385,481	$177,886,751
Net Asset Value	$10.43	(A)	$10.43	(D)	$10.43	$10.43

138

Notes to Financial Statements (Unaudited) (Continued)

						After
	Before Reorganizations					Reorganizations
	Sentinel		Sentinel		Touchstone	Touchstone
	Government		Total Return		Active	Active
	Securities		Bond		Bond	Bond
	Fund		Fund		Fund	Fund
Class C
Shares	1,315,564	(B)	1,646,712	(E)	470,496	3,432,772
Net Assets	$12,682,178		$15,874,543		$4,535,633	$33,092,354
Net Asset Value	$9.64	(B)	$9.64	(E)	$9.64	$9.64
Class Y**
Shares	1,572,671	(C)	11,128,019	(F)	7,576,068	20,276,758
Net Assets	$16,389,043		$115,967,591		$78,951,815	$211,308,449
Net Asset Value	$10.42	(C)	$10.42	(F)	$10.42	$10.42
Institutional Class
Shares	—		—		2,374,145	2,374,145
Net Assets	—		—		$24,733,043	$24,733,043
Net Asset Value	—		—		$10.42	$10.42
Fund Total
Shares Outstanding	15,103,361		16,500,456		12,471,717	43,144,194
Net Assets	$145,590,206		$171,824,419		$129,605,972	$447,020,597
Unrealized Appreciation (Depreciation)	$857,879		$3,044,192		$1,368,123	$5,270,194

(A) Reflects a 0.9244:1 stock split which occurred on the date of reorganizations, October 27, 2017.

(B)Reflects a 1.0008:1 reverse stock split which occurred on the date of reorganizations, October 27, 2017.

(C) Reflects a 0.9252:1 stock split which occurred on the date of reorganizations, October 27, 2017.

(D) Reflects a 0.9985: 1 stock split on Class A shares and a 0.9984: 1 stock split on Class R3 shares which occurred on the date of reorganization, October 27, 2017.

(E) Reflects a 1.0769:1 reverse stock split which occurred on the date of reorganizations, October 27, 2017.

(F) Reflects a 0.9997: 1 stock split on Class I shares and a 0.9999:1 stock split on Class R6 shares which occurred on the date of reorganization, October 27, 2017.

* The Sentinel Total Return Bond Fund had Class R3 shares outstanding immediately prior to the reorganizations, which were exchanged for Class A shares of the Active Bond Fund.

**The Sentinel Government Securities Fund and the Sentinel Total Return Bond Fund had Class I and Class R6 shares outstanding immediately prior to the reorganizations, which were exchanged for. Class Y shares of the Active Bond Fund.

Assuming the reorganizations had been completed on October 1, 2017, the Active Bond Fund’s results of operations for the six months ended March 31, 2018 would have been as follows:

Net investment income (loss)	$9,771,481
Net realized and unrealized gain (loss) on investments	$(7,852,195)
Net increase (decrease) in net assets resulting from operations	$1,919,286

Because the combined investment portfolios have been managed as a single portfolio since the reorganizations were completed, it is not practical to separate the amounts of revenue and earnings to the Active Bond Fund that have been included in its statement of operations since the reorganizations.

Ultra Short Duration Fixed Income Fund:

The shareholders of the Sentinel Low Duration Bond Fund, a series of the Sentinel Group Funds, Inc., approved an Agreement and Plan of Reorganization providing for the transfer of all assets and liabilities of the Sentinel

139

Notes to Financial Statements (Unaudited) (Continued)

Low Duration Bond Fund to the Touchstone Ultra Short Duration Fixed Income Fund. The tax-free merger took place on October 27, 2017.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization.

				After
	Before Reorganization			Reorganization
			Touchstone	Touchstone
			Ultra Short	Ultra Short
	Sentinel Low		Duration	Duration
	Duration		Fixed Income	Fixed Income
	Bond Fund		Fund	Fund
Class A
Shares	8,852,517	(A)	1,724,258	10,576,775
Net Assets	$82,262,174		$16,022,642	$98,284,816
Net Asset Value	$9.29	(A)	$9.29	$9.29
Class C
Shares	—		595,689	595,689
Net Assets	$—		$5,536,888	$5,536,888
Net Asset Value	$—		$9.29	$9.29
Class S
Shares	18,778,658	(B)	—	18,778,658
Net Assets	$174,475,987		$—	$174,475,987
Net Asset Value	$9.29	(B)	$—	$9.29
Class Y*
Shares	1,675,485	(C)	28,460,319	30,135,804
Net Assets	$15,567,307		$264,430,327	$279,997,634
Net Asset Value	$9.29	(C)	$9.29	$9.29
Class Z
Shares	—		22,972,057	22,972,057
Net Assets	$—		$213,484,506	$213,484,506
Net Asset Value	$—		$9.29	$9.29
Institutional Class
Shares	—		28,593,394	28,593,394
Net Assets	$—		$265,515,783	$265,515,783
Net Asset Value	$—		$9.29	$9.29
Fund Total
Shares Outstanding	32,123,347		82,345,717	111,652,377
Net Assets	$272,305,468		$764,990,146	$1,037,295,614
Unrealized Appreciation (Depreciation)	$1,842,713		$(518,337)	$1,324,376

(A) Reflects a 0.9113:1 stock split which occurred on the date of reorganization, October 27, 2017.

(B) Reflects a 0.9127:1 stock split which occurred on the date of reorganization, October 27, 2017.

(C) Reflects a 0.9131:1 stock split which occurred on the date of reorganization, October 27, 2017.

* The Sentinel Low Duration Bond Fund had Class I shares outstanding immediately prior to the reorganization, which were exchanged for Class Y shares of the Ultra Short Duration Fixed Income Fund.

Assuming the reorganization had been completed on October 1, 2017, the Ultra Short Duration Fixed Income Fund’s results of operations for the six months ended March 31, 2018 would have been as follows:

Net investment income (loss)	$12,283,723
Net realized and unrealized gain (loss) on investments	$(4,398,706)
Net increase (decrease) in net assets resulting from operations	$7,885,017

140

Notes to Financial Statements (Unaudited) (Continued)

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the Ultra Short Duration Fixed Income Fund that have been included in its statement of operations since the reorganization.

10. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

141

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 through March 31, 2018).

Actual Expenses

The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended March 31, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

142

Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2018	2017	2018	2018*
Touchstone Active Bond Fund
Class A	Actual	0.90%	$1,000.00	$984.00	$4.45
Class A	Hypothetical	0.90%	$1,000.00	$1,020.44	$4.53

Class C	Actual	1.65%	$1,000.00	$981.20	$8.15
Class C	Hypothetical	1.65%	$1,000.00	$1,016.70	$8.30

Class Y	Actual	0.65%	$1,000.00	$986.30	$3.22
Class Y	Hypothetical	0.65%	$1,000.00	$1,021.69	$3.28

Institutional Class	Actual	0.57%	$1,000.00	$985.70	$2.82
Institutional Class	Hypothetical	0.57%	$1,000.00	$1,022.09	$2.87

Touchstone Arbitrage Fund
Class A	Actual	1.89%	$1,000.00	$978.00	$9.32	**
Class A	Hypothetical	1.89%	$1,000.00	$1,015.51	$9.50	**

Class C	Actual	2.64%	$1,000.00	$975.30	$13.00	**
Class C	Hypothetical	2.64%	$1,000.00	$1,011.77	$13.24	**

Class Y	Actual	1.56%	$1,000.00	$980.20	$7.70	**
Class Y	Hypothetical	1.56%	$1,000.00	$1,017.15	$7.85	**

Institutional Class	Actual	1.49%	$1,000.00	$980.30	$7.36	**
Institutional Class	Hypothetical	1.49%	$1,000.00	$1,017.50	$7.49	**

Touchstone Emerging Markets Small Cap Fund
Class A	Actual	1.69%	$1,000.00	$1,074.00	$8.74
Class A	Hypothetical	1.69%	$1,000.00	$1,016.50	$8.50

Class C	Actual	2.44%	$1,000.00	$1,070.30	$12.59
Class C	Hypothetical	2.44%	$1,000.00	$1,012.76	$12.24

Class Y	Actual	1.44%	$1,000.00	$1,076.10	$7.45
Class Y	Hypothetical	1.44%	$1,000.00	$1,017.75	$7.24

Institutional Class	Actual	1.29%	$1,000.00	$1,076.30	$6.68
Institutional Class	Hypothetical	1.29%	$1,000.00	$1,018.50	$6.49

Touchstone High Yield Fund
Class A	Actual	1.05%	$1,000.00	$987.80	$5.20
Class A	Hypothetical	1.05%	$1,000.00	$1,019.70	$5.29

Class C	Actual	1.80%	$1,000.00	$984.10	$8.90
Class C	Hypothetical	1.80%	$1,000.00	$1,015.96	$9.05

Class Y	Actual	0.80%	$1,000.00	$988.70	$3.97
Class Y	Hypothetical	0.80%	$1,000.00	$1,020.94	$4.03

Institutional Class	Actual	0.72%	$1,000.00	$990.20	$3.57
Institutional Class	Hypothetical	0.72%	$1,000.00	$1,021.34	$3.63

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Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2018	2017	2018	2018*
Touchstone Merger Arbitrage Fund
Class A	Actual	2.00%	$1,000.00	$982.80	$9.89	***
Class A	Hypothetical	2.00%	$1,000.00	$1,014.96	$10.05	***

Class C	Actual	2.75%	$1,000.00	$979.00	$13.57	***
Class C	Hypothetical	2.75%	$1,000.00	$1,011.22	$13.79	***

Class Y	Actual	1.71%	$1,000.00	$984.00	$8.46	***
Class Y	Hypothetical	1.71%	$1,000.00	$1,016.40	$8.60	***

Institutional Class	Actual	1.60%	$1,000.00	$984.90	$7.92	***
Institutional Class	Hypothetical	1.60%	$1,000.00	$1,016.95	$8.05	***

Touchstone Mid Cap Fund
Class A	Actual	1.24%	$1,000.00	$1,076.90	$6.42
Class A	Hypothetical	1.24%	$1,000.00	$1,018.75	$6.24

Class C	Actual	1.99%	$1,000.00	$1,072.50	$10.28
Class C	Hypothetical	1.99%	$1,000.00	$1,015.01	$10.00

Class Y	Actual	0.99%	$1,000.00	$1,077.80	$5.13
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.00	$4.99

Class Z	Actual	1.24%	$1,000.00	$1,076.70	$6.42
Class Z	Hypothetical	1.24%	$1,000.00	$1,018.75	$6.24

Institutional Class	Actual	0.92%	$1,000.00	$1,078.40	$4.77
Institutional Class	Hypothetical	0.92%	$1,000.00	$1,020.34	$4.63

Touchstone Mid Cap Value Fund
Class A	Actual	1.27%	$1,000.00	$982.10	$6.28
Class A	Hypothetical	1.27%	$1,000.00	$1,018.60	$6.39

Class C	Actual	2.02%	$1,000.00	$978.90	$9.97
Class C	Hypothetical	2.02%	$1,000.00	$1,014.86	$10.15

Class Y	Actual	1.02%	$1,000.00	$983.50	$5.04
Class Y	Hypothetical	1.02%	$1,000.00	$1,019.85	$5.14

Institutional Class	Actual	0.89%	$1,000.00	$984.20	$4.40
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.49	$4.48

Touchstone Premium Yield Equity Fund
Class A	Actual	1.20%	$1,000.00	$1,020.40	$6.04
Class A	Hypothetical	1.20%	$1,000.00	$1,018.95	$6.04

Class C	Actual	1.95%	$1,000.00	$1,016.60	$9.80
Class C	Hypothetical	1.95%	$1,000.00	$1,015.21	$9.80

Class Y	Actual	0.95%	$1,000.00	$1,021.80	$4.79
Class Y	Hypothetical	0.95%	$1,000.00	$1,020.19	$4.78

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Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2018	2017	2018	2018*
Touchstone Sands Capital Select Growth Fund
Class A	Actual	1.39%	$1,000.00	$1,135.30	$7.40
Class A	Hypothetical	1.39%	$1,000.00	$1,018.00	$6.99

Class C	Actual	2.14%	$1,000.00	$1,131.10	$11.37
Class C	Hypothetical	2.14%	$1,000.00	$1,014.26	$10.75

Class Y	Actual	1.14%	$1,000.00	$1,136.80	$6.07
Class Y	Hypothetical	1.14%	$1,000.00	$1,019.25	$5.74

Class Z	Actual	1.38%	$1,000.00	$1,136.00	$7.35
Class Z	Hypothetical	1.38%	$1,000.00	$1,018.05	$6.94

Touchstone Small Cap Fund
Class A	Actual	1.38%	$1,000.00	$1,037.90	$7.01
Class A	Hypothetical	1.38%	$1,000.00	$1,018.05	$6.94

Class C	Actual	2.13%	$1,000.00	$1,033.80	$10.80
Class C	Hypothetical	2.13%	$1,000.00	$1,014.31	$10.70

Class Y	Actual	1.13%	$1,000.00	$1,039.00	$5.74
Class Y	Hypothetical	1.13%	$1,000.00	$1,019.30	$5.69

Institutional Class	Actual	1.05%	$1,000.00	$1,039.40	$5.34
Institutional Class	Hypothetical	1.05%	$1,000.00	$1,019.70	$5.29

Touchstone Small Cap Value Fund
Class A	Actual	1.38%	$1,000.00	$985.10	$6.83
Class A	Hypothetical	1.38%	$1,000.00	$1,018.05	$6.94

Class C	Actual	2.13%	$1,000.00	$981.30	$10.52
Class C	Hypothetical	2.13%	$1,000.00	$1,014.31	$10.70

Class Y	Actual	1.13%	$1,000.00	$986.30	$5.60
Class Y	Hypothetical	1.13%	$1,000.00	$1,019.30	$5.69

Institutional Class	Actual	0.98%	$1,000.00	$987.00	$4.85
Institutional Class	Hypothetical	0.98%	$1,000.00	$1,020.04	$4.94

Touchstone Total Return Bond Fund
Class A	Actual	0.85%	$1,000.00	$991.80	$4.22
Class A	Hypothetical	0.85%	$1,000.00	$1,020.69	$4.28

Class C	Actual	1.60%	$1,000.00	$987.90	$7.93
Class C	Hypothetical	1.60%	$1,000.00	$1,016.95	$8.05

Class Y	Actual	0.60%	$1,000.00	$992.00	$2.98
Class Y	Hypothetical	0.60%	$1,000.00	$1,021.94	$3.02

Institutional Class	Actual	0.50%	$1,000.00	$993.50	$2.49
Institutional Class	Hypothetical	0.50%	$1,000.00	$1,022.44	$2.52

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Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2018	2017	2018	2018*
Touchstone Ultra Short Duration Fixed Income Fund
Class A	Actual	0.69%	$1,000.00	$1,005.00	$3.45
Class A	Hypothetical	0.69%	$1,000.00	$1,021.49	$3.48

Class C	Actual	1.19%	$1,000.00	$1,002.50	$5.94
Class C	Hypothetical	1.19%	$1,000.00	$1,019.00	$5.99

Class S(A)	Actual	0.92%	$1,000.00	$1,002.50	$3.91
Class S	Hypothetical	0.92%	$1,000.00	$1,020.34	$4.63

Class Y	Actual	0.44%	$1,000.00	$1,005.10	$2.20
Class Y	Hypothetical	0.44%	$1,000.00	$1,022.74	$2.22

Class Z	Actual	0.69%	$1,000.00	$1,005.00	$3.45
Class Z	Hypothetical	0.69%	$1,000.00	$1,021.49	$3.48

Institutional Class	Actual	0.39%	$1,000.00	$1,006.50	$1.95
Institutional Class	Hypothetical	0.39%	$1,000.00	$1,022.99	$1.97

(A)	Represents the period from commencement of operations (October 27, 2017) through March 31, 2018. Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 155/365.

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365(to reflect one-half year period).

**	Excluding dividend and interest expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.28, $11.97, $6.66 and $6.32, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.45, $12.19, $6.79 and $6.44, respectively.

***	Excluding dividend and interest expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.30, $11.99, $6.88 and $6.33, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.45, $12.19, $6.99 and $6.44, respectively.

Advisory and Sub-Advisory Agreement Approval Disclosure

At a meeting held on November 16, 2017, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Funds Group Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of each Sub-Advisory Agreement between the Advisor and each Fund’s respective Sub-Advisor.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and total expense ratios of comparable funds; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisors’ personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement

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Other Items (Unaudited) (Continued)

and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with comparable funds; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of each Sub-Advisor, including the Sub-Advisor that was an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring each of the Sub-Advisors, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts regular on-site compliance visits with each Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the applicable Fund(s). The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisors are reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor to three of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor waived a portion of advisory fees and administrative fees and/or reimbursed expenses of each of the Funds in order to limit each Fund’s net operating expenses. The Board also noted that the Advisor pays the Sub-Advisors’ sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or

147

Other Items (Unaudited) (Continued)

redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended June 30, 2017, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived a portion of the fees and/or reimbursed expenses of each of the Funds in order to reduce the Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Active Bond Fund The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of the Fund’s peer group for the six-month period ended June 30, 2017 and the Fund’s performance was in the 2nd quintile of the Fund’s peer group for the twelve- and thirty-six-month periods ended June 30, 2017. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Arbitrage Fund The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of the Fund’s peer group for the six- and twelve-month periods ended June 30, 2017, and the Fund’s performance was in the 1st quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2017. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Emerging Markets Small Cap Fund The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses.

148

Other Items (Unaudited) (Continued)

The Fund’s performance was in the 2nd quintile of the Fund’s peer group for the six-month period ended June 30, 2017, the Fund’s performance was in the 3rd quintile of the Fund’s peer group for the twelve-month period ended June 30, 2017 and the Fund’s performance was in the 5th quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2017. The Board noted that the Fund had undergone a change in manager in April 2016 and since that change the Fund’s performance had met the Advisor’s expectations. Based upon their review, the Trustees concluded that the Fund’s performance had been addressed, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone High Yield Fund The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six-month period ended June 30, 2017, the Fund’s performance was in the 3rd quintile of the Fund’s peer group for the twelve-month period ended June 30, 2017, and the Fund’s performance was in the 4th quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2017. The Board noted management’s discussion of the Fund’s performance, particularly in light of the current market environment, and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Merger Arbitrage Fund The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 2nd quintile of the Fund’s peer group for the six-month period ended June 30, 2017, the Fund’s performance was in the 3rd quintile of the Fund’s peer group for the twelve-month period ended June 30, 2017, and the Fund’s performance was in the 1st quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2017. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Mid Cap Fund The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six-month period ended June 30, 2017, the Fund’s performance was in the 2nd quintile of its peer group for the twelve-month period ended June 30, 2017, and the Fund’s performance was in the 3rd quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2017. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Mid Cap Value Fund The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of the Fund’s peer group for the six- and twelve-month periods ended June 30, 2017, and the Fund’s performance was in the 1st quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2017. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives

149

Other Items (Unaudited) (Continued)

and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Premium Yield Equity Fund The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 4th quintile of the Fund’s peer group for the six-month period ended June 30, 2017, and the Fund’s performance was in the 5th quintile of the Fund’s peer group for the twelve- and thirty-six-month periods ended June 30, 2017. The Board noted management’s discussion of the Fund’s performance, including its continuing generation of income for the Fund’s shareholders, and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Sands Capital Select Growth Fund The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six-month period, the Fund’s performance was in the 3rd quintile of the Fund’s peer group for the twelve-month period and the Fund’s performance was in the 5th quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2017.The Board noted management’s discussion of the Fund’s performance and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Small Cap Fund The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 5th quintile of the Fund’s peer group for the six-, twelve- and thirty-six-month periods ended June 30, 2017. The Board noted management’s discussion of the Fund’s performance, particularly in light of the current market environment, and management’s continued monitoring of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Small Cap Value Fund The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund. The Fund’s performance was in the 5th quintile of the Fund’s peer group for the six-month period ended June 30, 2017, the Fund’s performance was in the 3rd quintile of the Fund’s peer group for the twelve-month period ended June 30, 2017, and the Fund’s performance was in the 4th quintile of the Fund’s peer group for the thirty-six-month period ended June 30, 2017.The Board noted that the Fund had undergone a change in manager in July 2016 and since that change the Fund’s performance had met the Advisor’s expectations. Based upon their review, the Trustees concluded that the Fund’s performance had been addressed, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

150

Other Items (Unaudited) (Continued)

Touchstone Total Return Bond Fund The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of the Fund’s peer group for the six-, twelve- and thirty-six-month periods ended June 30, 2017. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Touchstone Ultra Short Duration Fixed Income Fund The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund’s fees and/or reimbursing operating expenses of the Fund. The Fund’s performance was in the 2nd quintile of the Fund’s peer group for the six-, twelve- and thirty-six-month periods ended June 30, 2017. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and also found that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.

Economies of Scale The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for some of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory fee schedules. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of each Fund that currently did not have such breakpoints was not appropriate at that time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor.

Conclusion In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices or, as discussed above, has been addressed; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Advisor and other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with comparable funds; and (4) the terms of the

151

Other Items (Unaudited) (Continued)

Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of one of the Sub-Advisors with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board considered each Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation, Profitability and Economies of Scale The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertaking of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arm’s-length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for some of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Sub-Advisory Fees and Fund Performance The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arm’s-length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:

Touchstone Active Bond Fund The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Arbitrage Fund The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Emerging Markets Small Cap Fund The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone High Yield Fund The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

152

Other Items (Unaudited) (Continued)

Touchstone Merger Arbitrage Fund The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Mid Cap Fund The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Mid Cap Value Fund The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Premium Yield Equity Fund The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Sands Capital Select Growth Fund The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Small Cap Fund The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Small Cap Value Fund The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Total Return Bond The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and other factors considered.

Touchstone Ultra Short Duration Fixed Income Fund The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended June 30, 2017, as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Advisor. The Board also was mindful of the Advisor’s ongoing monitoring of each Sub-Advisor’s performance and the measures undertaken by the Advisor to address any underperformance.

Conclusion In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices or, as discussed above, has been addressed; (d) each Fund’s sub-advisory fees are reasonable in light of the services received by the Fund from the Sub-Advisor and the other factors considered; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing

153

Other Items (Unaudited) (Continued)

the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

154

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

155

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-56-TFGT-SAR-1803

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Touchstone Funds Group Trust

By (Signature and Title)*    /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date         May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date         May 25, 2018

By (Signature and Title)*    /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date         May 25, 2018

* Print the name and title of each signing officer under his or her signature